CONSOLIDATED BALANCE SHEETS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 2,525	$ 3,007
Short term investments	889	479
Trade receivables, net	1,483	1,346
Inventories	693	626
Deferred income tax assets	172	162
Other current assets	307	213
Total current assets	6,069	5,833
Long term investments	398	73
Property, plant and equipment, net	1,388	1,304
Intangible assets, net	953	255
Goodwill	833	688
Long term deferred income tax assets	261	391
Other assets	171	142
Total assets	10,073	8,686
Current liabilities:
Accounts payable	370	321
Short term borrowings	337	607
Current maturities of long term debt	62	0
Other current liabilities	1,022	1,047
Total current liabilities	1,791	1,975
Long term debt, net of current maturities	0	56
Long term deferred income tax liabilities	65	59
Other long term liabilities	965	691
Contingencies (note 17)
Shareholders' equity:
Common shares, par value CHF 0.20 per share; 320,254,200 shares authorized; 305,044,983 shares issued and 302,390,266 shares outstanding at December 31, 2010; 304,016,290 shares issued and 299,550,733 shares outstanding at December 31, 2009	42	42
Additional paid-in capital	1,669	1,535
Accumulated other comprehensive income	98	203
Retained earnings	5,706	4,533
Treasury shares, at cost; 2,654,717 shares at December 31, 2010; and 4,465,557 shares at December 31, 2009	(263)	(408)
Total shareholders' equity	7,252	5,905
Total liabilities and shareholders' equity	$ 10,073	$ 8,686

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity:
Common shares, par value CHF per share (in dollars per share)	$ 0.2	$ 0.2
Common shares, shares authorized (in shares)	320,254,200	320,254,200
Common shares, shares issued (in shares)	305,044,983	304,016,290
Common shares, shares outstanding (in shares)	302,390,266	299,550,733
Treasury shares, at cost; shares (in shares)	2,654,717	4,465,557

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF EARNINGS
Sales	$ 7,179	$ 6,499	$ 6,294
Cost of goods sold	1,675	1,614	1,472
Gross profit	5,504	4,885	4,822
Selling, general and administrative	2,070	1,935	1,961
Research and development	747	665	619
Amortization of intangibles	60	24	29
Other operating expenses	152	0	0
Operating income	2,475	2,261	2,213
Other income (expense):
Gain (loss) from foreign currency, net	(3)	(3)	(21)
Interest income	29	46	76
Interest expense	(9)	(16)	(51)
Other, net	35	25	(134)
Earnings before income taxes	2,527	2,313	2,083
Income taxes	317	306	36
Net earnings	$ 2,210	$ 2,007	$ 2,047
Basic earnings per common share (in dollars per share)	$ 7.34	$ 6.72	$ 6.86
Diluted earnings per common share (in dollars per share)	$ 7.27	$ 6.66	$ 6.79
Basic weighted average common shares (in shares)	300,932,749	298,847,072	298,504,732
Diluted weighted average common shares (in shares)	304,104,272	301,348,181	301,582,676

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Millions, except Share data	Common Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Treasury Shares	Total
Beginning Balance at Dec. 31, 2007	$ 43	$ 1,300	$ 203	$ 3,392	$ (1,563)	$ 3,375
Beginning Balance (in shares) at Dec. 31, 2007	297,662,706
Comprehensive income:
Net earnings	0	0	0	2,047	0	2,047
Changes in unrealized holding gains (losses) on investment	0	0	(7)	0	0	(7)
Foreign currency translation adjustments	0	0	(89)	0	0	(89)
Unrecognized postretirement benefits losses and prior service costs, net of taxes	0	0	(27)	0	0	(27)
Total comprehensive income						1,924
Adjustment for new pension plan measurement date, net of taxes	0	0	0	(1)	0	(1)
Share-based payments	0	83	0	0	0	83
Share award transactions	0	25	0	(8)	108	125
Share award transactions (in shares)	2,031,562
Tax benefits on share award transactions	0	61	0	0	0	61
Treasury shares acquired	0	0	0	0	(127)	(127)
Treasury shares acquired (in shares)	(1,045,915)
Share cancellation	(1)	(21)	0	(981)	1,003	0
Share cancellation (in shares)	0
Dividends on common shares	0	1	0	(750)	0	(749)
Ending Balance at Dec. 31, 2008	42	1,449	80	3,699	(579)	4,691
Ending Balance (in shares) at Dec. 31, 2008	298,648,353
Comprehensive income:
Net earnings	0	0	0	2,007	0	2,007
Changes in unrealized holding gains (losses) on investment	0	0	40	0	0	40
Foreign currency translation adjustments	0	0	71	0	0	71
Unrecognized postretirement benefits losses and prior service costs, net of taxes	0	0	12	0	0	12
Total comprehensive income						2,130
Adjustment for difference in original purchase price and final amount paid to non-controlling interest shareholders	0	(12)	0	0	0	(12)
Share-based payments	0	74	0	0	0	74
Share award transactions	0	5	0	(2)	52	55
Share award transactions (in shares)	977,202
Tax benefits on share award transactions	0	22	0	0	0	22
Treasury shares acquired	0	0	0	0	(7)	(7)
Treasury shares acquired (in shares)	(74,822)
Share cancellation	0	(3)	0	(123)	126	0
Share cancellation (in shares)	0
Dividends on common shares	0	0	0	(1,048)	0	(1,048)
Ending Balance at Dec. 31, 2009	42	1,535	203	4,533	(408)	5,905
Ending Balance (in shares) at Dec. 31, 2009	299,550,733					299,550,733
Comprehensive income:
Net earnings	0	0	0	2,210	0	2,210
Changes in unrealized holding gains (losses) on investment	0	0	(30)	0	0	(30)
Foreign currency translation adjustments	0	0	(43)	0	0	(43)
Unrecognized postretirement benefits losses and prior service costs, net of taxes	0	0	(32)	0	0	(32)
Total comprehensive income						2,105
Share-based payments	0	78	0	0	0	78
Share award transactions	0	(9)	0	0	178	169
Share award transactions (in shares)	3,046,622
Tax benefits on share award transactions	0	65	0	0	0	65
Treasury shares acquired	0	0	0	0	(33)	(33)
Treasury shares acquired (in shares)	(207,089)
Dividends on common shares	0	0	0	(1,037)	0	(1,037)
Ending Balance at Dec. 31, 2010	$ 42	$ 1,669	$ 98	$ 5,706	$ (263)	$ 7,252
Ending Balance (in shares) at Dec. 31, 2010	302,390,266					302,390,266

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash provided by (used in) operating activities:
Net earnings	$ 2,210	$ 2,007	$ 2,047
Adjustments to reconcile net earnings to cash provided from operating activities:
Depreciation	212	194	167
Amortization of intangibles	60	24	29
Share-based payments	78	74	83
Tax benefits from share-based compensation	8	5	8
Deferred income taxes	4	51	(146)
Loss (gain) on sale of assets	(29)	49	12
Loss on impairment of available-for-sale securities	0	0	37
Unrealized depreciation (appreciation) on trading securities	(6)	(76)	85
Other, net	4	1	7
Changes in operating assets and liabilities, net of effects from business acquisition:
Trade receivables	(129)	(144)	(121)
Inventories	(54)	(6)	(79)
Other assets	(116)	(13)	25
Accounts payable	49	118	(8)
Other current liabilities	(27)	100	62
Other long term liabilities	111	32	(176)
Net cash from operating activities	2,375	2,416	2,032
Cash provided by (used in) investing activities:
Purchases of property, plant and equipment	(309)	(342)	(302)
Acquisition of business, net of cash acquired	(529)	(149)	(23)
Purchases of intangible assets	(137)	(8)	(26)
Purchases of investments	(2,881)	(1,261)	(1,099)
Proceeds from sales and maturities of investments	2,149	1,362	1,081
Other, net	2	8	4
Net cash from investing activities	(1,705)	(390)	(365)
Cash provided by (used in) financing activities:
Net proceeds from (repayment of) short term debt	(306)	(492)	(633)
Repayment of long term debt	0	(6)	(2)
Dividends on common shares	(1,037)	(1,048)	(749)
Acquisition of treasury shares	(33)	(7)	(127)
Proceeds from exercise of stock options	169	55	125
Tax benefits from share-based payment arrangements	57	17	53
Net cash from financing activities	(1,150)	(1,481)	(1,333)
Effect of exchange rates on cash and cash equivalents	(2)	13	(19)
Net increase (decrease) in cash and cash equivalents	(482)	558	315
Cash and cash equivalents, beginning of period	3,007	2,449	2,134
Cash and cash equivalents, end of period	$ 2,525	$ 3,007	$ 2,449

Summary of Significant Accounting Policies and Practices	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary of Significant Accounting Policies and Practices
(1)	Summary of Significant Accounting Policies and Practices

(a)	Description of Business

Alcon, Inc. ("Alcon"), a Swiss corporation, is a majority owned subsidiary of Novartis AG.  During July 2008, Nestlé S.A. sold approximately 74 million of its Alcon common shares to Novartis.  At December 31, 2009, Nestlé owned 156,076,263 common shares of Alcon.  In January 2010, Novartis exercised its call option for Nestlé's remaining Alcon common shares and proposed a merger of Alcon with and into Novartis, as discussed in note 16.  In August 2010, Novartis acquired Nestlé's remaining Alcon shares.  As of December 31, 2010, Novartis had purchased 231,352,279 Alcon common shares.

The principal business of Alcon and all of its subsidiaries (collectively, the "Company") is the development, manufacture and marketing of pharmaceuticals, surgical equipment and devices, contact lens care and other vision care products that treat eye diseases and disorders and promote the general health and function of the human eye.  Due to the nature of the Company's worldwide operations, it is not subject to significant concentration risks.

(b)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company.  All significant balances and transactions among the consolidated entities have been eliminated in consolidation.  All consolidated entities are included on the basis of a calendar year.

(c)	Management Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").  Actual results could differ from those estimates.

(d)	Foreign Currency

The reporting currency of the Company is the United States dollar.  The financial position and results of operations of the Company's foreign subsidiaries are generally determined using the local currency as the functional currency.  Assets and liabilities of these subsidiaries have been translated at the rate of exchange at the end of each period.  Revenues and expenses have been translated at the weighted average rate of exchange in effect during the period.  Gains and losses resulting from translation adjustments are included in accumulated other comprehensive income (loss) in shareholders' equity.  The impact of subsidiaries located in countries whose economies are considered highly inflationary is insignificant.  Gains and losses resulting from foreign currency transactions are included in nonoperating earnings.  Under Swiss corporate law, Alcon is required to declare any dividends on its common shares in Swiss francs.

(e)	Cash and Cash Equivalents

Cash equivalents include demand deposits and all highly liquid investments with original maturities of three months or less.

(f)	Inventories

Inventories are stated at the lower of cost or market.  Cost is determined primarily using the first-in, first-out method.

(g)	Investments

The Company holds investments of various types, maturities and classifications.

Trading Securities.  Trading securities are stated at fair value, with gains or losses resulting from changes in fair value recognized currently in earnings.  Gains or losses from changes in fair value of these securities are included in the consolidated statements of earnings in other, net.

Available-for-Sale Investments.  Investments designated as available-for-sale include marketable debt and equity securities.  Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in shareholders' equity.  The cost of securities sold is based on the specific identification method.  Realized gains and losses on the sale of these securities are recorded in the consolidated statements of earnings in other, net.  Should the decline in value of any investment be deemed to be other-than-temporary, the investment basis is written down to fair value and the write-down is recorded to earnings as a loss in other, net.

Held-to-Maturity Investments. The Company holds no investments classified as held-to-maturity.

Short Term/Long Term Classification.  The Company considers all liquid interest-earning investments with original maturities of three months or less to be cash equivalents.  Debt securities with maturities greater than three months and less than one year are classified as short term investments.  Generally, debt securities with remaining maturities greater than one year are classified as long term investments.  However, investments with maturities greater than one year may be classified as short term based on their highly liquid nature and because they represent the investment of cash that is available for current operations.

(h)	Financial Instruments

The Company uses various derivative financial instruments on a limited basis as part of a strategy to manage the Company's exposure to certain market risks associated with interest rate and foreign currency exchange rate fluctuations expected to occur within the next twelve months.  The Company evaluates the use of interest rate swaps and periodically uses such arrangements to manage its interest risk on selected debt instruments.

The Company regularly uses foreign currency forward exchange contracts to reduce the effect of exchange rate changes on certain foreign currency denominated intercompany and third-party transactions.  The forward exchange contracts establish the exchange rates at which the Company purchases or sells the contracted amount of foreign currencies for specified local currencies at a future date.  The Company uses forward contracts, which are short term in nature, and receives or pays the difference between the contracted forward rate and the exchange rate at the settlement date.

All of the Company's derivative financial instruments are recorded at fair value.  For derivative instruments designated and qualifying as fair value hedges, the gain or loss on these hedges is recorded immediately in earnings to offset the changes in the fair value of the assets or liabilities being hedged.  For derivative instruments designated and qualifying as cash flow hedges, the effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity, and is reclassified into earnings when the hedged transaction affects earnings.

(i)	Property, Plant and Equipment

Property, plant and equipment are stated at historical cost.  Additions, major renewals and improvements are capitalized while repairs and maintenance costs are expensed.  Upon disposition, the book value of assets and related accumulated depreciation is relieved and the resulting gains or losses are reflected in earnings.

Depreciation on plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets, which are as follows:

Land improvements	25 years
Buildings and improvements	5-50 years
Machinery, other equipment and software	3-12 years

(j)	Goodwill and Intangible Assets, Net

Goodwill is not amortized, but instead is tested for impairment at least annually.  Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their residual values and reviewed for recoverability upon the occurrence of an event that might indicate conditions for impairment could exist.

Intangible assets, net, include acquired customer base, trademarks, patents and licensed technology.  The cost of these intangible assets is amortized on a straight-line basis over the estimated useful lives of the respective assets, which are 3 to 20 years.

Intangible assets, net, also include the costs of purchased in process research and development projects.  The costs of these projects are not amortized but are tested for impairment at least annually and the projects are monitored to determine if commercialization has been achieved.  If these projects reach commercialization, the related costs will be amortized over the useful lives of the respective assets.

(k)	Impairment

Long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(l)	Pension and Other Postretirement Plans

The Company sponsors several defined contribution plans, defined benefit retirement plans and a postretirement healthcare plan.

The Company provides for the benefits payable to employees on retirement by charging current service costs to income systematically over the expected service lives of employees who participate in defined benefit plans.  An actuarially computed amount is determined at the beginning of each year by using valuation methods that attribute the cost of the retirement benefits to periods of employee service.  Such valuation methods incorporate assumptions concerning employees' projected compensation and healthcare cost trends.  Prior service costs for plan amendments are generally charged to income systematically over the remaining expected service lives of participating employees.

The overfunded or underfunded status of defined benefit postretirement plans (other than multiemployer plans) is shown as an asset or liability in the balance sheet and changes in the funded status are recognized in the year in which the changes occur through other comprehensive income.  Effective January 1, 2008, the Company adopted a provision to measure the funded status of a plan as of the date of its year-end balance sheet.  The Company utilized the alternate transition method to transition the measurement date for its defined pension benefit plan in Japan from September 30 to December 31.  Under this transition method, the Company charged 3/15ths of the estimated pension cost from October 1, 2007 to December 31, 2008 (or  $1, net of taxes) to retained earnings as of January 1, 2008.  Retrospective application was not permitted.

The cost recognized for defined contribution plans is based upon the contribution required for the period.

(m)	Revenue Recognition

The Company recognizes revenue in accordance with the U.S. Securities and Exchange Commission Staff Accounting Bulletin No. 104.

The Company recognizes revenue on product sales when the customer takes title and assumes risk of loss except for surgical equipment sales.  If the customer takes title and assumes risk of loss upon shipment, revenue is recognized on the shipment date.  If the customer takes title and assumes risk of loss upon delivery, revenue is recognized on the delivery date.  Revenue is recognized as the net amount to be received after deducting estimated amounts for rebates and product returns.

The Company recognizes revenue on surgical equipment sales when the customer takes title and assumes risk of loss and when installation and any required training have been completed.  Per procedure technology fees associated with treatment cards related to refractive products manufactured by WaveLight AG are recognized when the treatment cards are delivered and title and risks of ownership are transferred.

When the Company recognizes revenue from the sale of products, certain items, such as cash discounts, allowances and rebates, which are known and estimable at the time of sale, are recorded as a reduction of sales.  To the extent the customer will, or is expected to, reduce its payment on the related invoice amounts, these items are reflected as a reduction of accounts receivable and sales.

In accordance with certain government rebate requirements (such as those under U.S. Medicaid and Medicare) and with certain contractual agreements, the Company is required to pay rebates to customers, their customers or government agencies under provisions that limit the amounts that may be paid for pharmaceuticals and surgical devices.  The amount of accrued product rebates is included in other current liabilities.

The Company records a reduction of sales for estimated discounts, allowances and rebates in the period in which the related sales occur, based upon historical experience of amounts paid and amounts as a percentage of sales.  The Company also considers the effects of changes in product pricing, in sales trends, in contract terms and in laws and regulations.

Value added taxes and other sales taxes are excluded from sales.

(n)	Research and Development

Internal research and development costs are expensed as incurred.  Third-party research and development costs are expensed as the contracted work is performed or as milestone results have been achieved.

(o)	Selling, General and Administrative

Advertising costs are expensed as incurred. Advertising costs amounted to  $128,  $129 and  $144 in 2010, 2009 and 2008, respectively.

Shipping and handling costs amounted to  $76,  $70 and  $76 in 2010, 2009 and 2008, respectively.

Legal costs are expensed during the period incurred.

(p)	Income Taxes

The Company recognizes deferred income tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of the Company's assets, liabilities and expected benefits of utilizing net operating loss and credit carryforwards.  The impact on deferred income taxes of changes in tax rates and laws, if any, are applied to the years during which temporary differences are expected to be settled and reflected in the financial statements in the period of enactment.  Withholding taxes have been provided on unremitted earnings of subsidiaries which are not reinvested indefinitely in such operations.  Taxes have not been provided on permanent investments in certain subsidiaries that would be taxable in the event of liquidation.  Dividends paid by subsidiaries to Alcon, Inc. do not result in Swiss income taxes.

(q)	Basic and Diluted Earnings Per Common Share

Basic earnings per common share were computed by dividing net earnings by the weighted average number of common shares outstanding for the relevant period.  The unvested portion of restricted common shares was excluded in the calculation of basic weighted average common shares outstanding.  Diluted weighted average common shares reflect the potential dilution, using the treasury stock method, that could occur if employee stock options for the purchase of common shares and share-settled stock appreciation rights were exercised and if share-settled restricted share units and performance share units and contingent restricted common shares granted to employees were vested.

The following table reconciles the weighted average shares of the basic and diluted share computations:

	2010	2009	2008

Basic weighted average common shares outstanding	300,932,749	298,847,072	298,504,732
Effect of dilutive securities:
Employee stock options	1,736,233	1,807,211	2,585,873
Share-settled stock appreciation rights	1,050,684	414,799	300,834
Share-settled restricted share units and
performance share units	374,191	187,543	49,786
Contingent restricted common shares	10,415	91,556	141,451

Diluted weighted average common shares outstanding	304,104,272	301,348,181	301,582,676

Certain executives of the Company had deferred the receipt of 70,675 and 118,180 Alcon common shares at December 31, 2010 and 2009, respectively, into the Alcon Executive Deferred Compensation Plan discussed in note 13.  Alcon common shares held in the plan were reflected as outstanding in the consolidated balance sheets and were included in the applicable basic and diluted earnings per share calculations.

The computations of diluted weighted average common shares outstanding for the years ended December 31, 2010, 2009 and 2008 did not include the following instruments, as their exercise prices and unrecognized costs were greater than the average market price of the common shares:

	2010	2009	2008

Stock options	--	125	497,805
Share-settled stock appreciation rights	1,350	5,850	3,628,998

The effect of their inclusion would have been anti-dilutive.

(r)	Comprehensive Income

Comprehensive income consists of net earnings, foreign currency translation adjustments, unrealized gains (losses) on investments and the changes in the funded status of defined benefit postretirement plans and is presented in the consolidated statements of shareholders' equity and comprehensive income.

(s)	Share-Based Compensation

U.S. GAAP requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, based on estimated "fair values."

The Company estimates the "fair value" of share-based payment awards as of the date of grant using an option-pricing model.  The value of the portion of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period.  Share-based compensation expenses recognized in net earnings were based on awards ultimately expected to vest, and therefore the amounts were reduced for estimated forfeitures.  The Company estimates forfeitures at the time of grant and revises, if necessary, in subsequent periods if actual forfeitures differ materially from those estimates.  Excess tax benefits related to share-based compensation are reflected as financing cash flows rather than operating cash flows.

The Company records deferred tax assets for share-based awards that result in deductions on the Company's income tax returns, based on the amount of compensation cost recognized and the Company's statutory tax rate in the jurisdiction in which it expects to receive a deduction.  Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the Company's income tax return are recorded in additional paid-in capital (if the tax deduction exceeds the deferred tax asset) or in the consolidated statement of earnings (if the deferred tax asset exceeds the tax deduction and no additional paid-in capital exists from previous awards).

(t)	Treasury Shares

Treasury shares are accounted for by the cost method.  The board of directors has approved the purchase of Alcon common shares for various purposes as described in notes 12 and 6.

(u)	Warranty Reserves

The Company generally warrants its surgical equipment against defects for a period of one year from the installation date.  Warranty costs are estimated and expensed at the date of sale and the resulting accrued liability is amortized over the warranty period.  Such costs are estimated based on actual cost experience.

Cash Flows-Supplemental Disclosure	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Cash Flow Supplemental Disclosures
(2)	Cash Flows-Supplemental Disclosures

	2010	2009	2008

Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for the following:

Interest expense, net of amount capitalized	$9	$14	$53

Income taxes	$284	$262	$232

Supplemental Disclosure of Noncash Financing Activities:

During the years ended December 31, 2010, 2009 and 2008, certain individuals terminated employment prior to the vesting of their restricted Alcon common shares and forfeited 239 shares, 5,420 shares and 17,622 shares, respectively.  (See note 12 for discussion of restricted common shares.)  The forfeited shares were recorded as treasury shares during the respective periods.

Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Supplemental Balance Sheet Information
(3)	Supplemental Balance Sheet Information

	December 31,
	2010	2009
Cash and Cash Equivalents
Cash	$479	$195
Cash equivalents on deposit with Nestlé	--	10
Cash equivalents -- other	2,046	2,802

Total	$2,525	$3,007

Cash equivalents consisted of interest-bearing deposits and repurchase agreements with an initial term of less than three months.

	December 31,
	2010	2009
Trade Receivables, Net
Trade receivables	$1,540	$1,389
Allowance for doubtful accounts	(57)	(43)

Net	$1,483	$1,346

	2010	2009	2008
Allowance for Doubtful Accounts
Balance at beginning of year	$43	$45	$34
Bad debt expense	19	6	13
Charge-offs, net of recoveries	(5)	(8)	(2)

Balance at end of year	$57	$43	$45

	December 31,
	2010	2009
Inventories
Finished products	$434	$375
Work in process	48	50
Raw materials	211	201

Total	$693	$626

	December 31,
	2010	2009
Other Current Assets
Prepaid expenses	$74	$57
Prepaid income taxes	139	58
Receivables from affiliates	3	--
Other	91	98

Total	$307	$213

	December 31,
	2010	2009

Property, Plant and Equipment, Net
Land and improvements	$28	$29
Buildings and improvements	879	828
Machinery, other equipment and software	1,685	1,566
Construction in progress	278	227

Total	2,870	2,650

Accumulated depreciation	(1,482)	(1,346)

Net	$1,388	$1,304

Construction in progress at December 31, 2010 consisted primarily of initial construction of a new manufacturing facility in Singapore and various plant expansion and upgrade projects.  Commitments related to these projects at December 31, 2010 totaled  $53.

	December 31,
	2010	2009

Other Current Liabilities
Deferred income tax liabilities	$9	$9
Payables to affiliates	--	2
Accrued warranties	12	9
Accrued compensation	339	333
Accrued taxes	217	201
Accrued product rebates	236	221
Other	209	272

Total	$1,022	$1,047

	2010	2009	2008

Warranty Reserve
Balance at beginning of year	$9	$7	$7
Warranty expense	16	12	12
Warranty payments, net	(13)	(10)	(12)

Balance at end of year	$12	$9	$7

	December 31,
	2010	2009
Other Long Term Liabilities
Pension plans	$543	$423
Postretirement healthcare plan	123	99
Deferred compensation	29	29
Long term income tax liabilities (note 9)	76	57
Liability for acquisition-related contingent payments	160	71
Other	34	12

Total	$965	$691

	December 31,
	2010	2009

Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$222	$265
Unrealized gains (losses) on investments, net of income taxes	--	30
Unrecognized postretirement benefits losses and prior service costs, net of tax
benefits	(124)	(92)

Total	$98	$203

At December 31, 2010, the portion of retained earnings that was available under Swiss law for the payment of dividends was  $3,496.

For the years ended December 31, 2010, 2009 and 2008, the Company declared and paid dividends on common shares in Swiss francs ("CHF") as follows:

		2010		2009		2008

Dividends per common share in Swiss francs	CHF	3.95	CHF	3.95	CHF	2.63

Dividends per common share measured in U.S. dollars		$3.44		$3.50		$2.50

Total dividends on common shares measured in U.S. dollars		$1,037		$1,048		$750

Investments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Investments
(4)	Investments

At December 31, 2010 and 2009, investments were as follows:

	2010	2009

Short term investments:
Trading securities	$6	$22
Available-for-sale investments	883	457

Total short term investments	$889	$479

Long term investments—available-for-sale investments	$398	$73

At December 31, 2010 and 2009, trading securities were as follows:

	2010		2009
	Net	Estimated	Net	Estimated
	Unrealized	Fair	Unrealized	Fair
	Gains (Losses)	Value	Gains (Losses)	Value

Total trading securities	$(3)	$6	$(9)	$22

At December 31, 2010, available-for-sale investments were as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$279	$1	$--	$280
Mortgage-backed securities	5	--	--	5
Corporate debt securities	579	1	(2)	578
Foreign government bonds	17	--	--	17
Other investments	3	--	--	3

Total short term investments	883	2	(2)	883

Long term investments:
U.S. government and agency securities	280	1	(1)	280
Mortgage-backed securities	4	--	--	4
Corporate debt securities	112	--	--	112
Other investments	2	--	--	2

Total long term investments	398	1	(1)	398

Total available-for-sale investments	$1,281	$3	$(3)	$1,281

At December 31, 2009, available-for-sale investments were as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$129	$--	$(1)	$128
Mortgage-backed securities fund	75	7	--	82
Mortgage-backed securities	6	--	--	6
Senior secured bank loans fund	131	23	--	154
Corporate debt securities	43	--	--	43
Equity securities	29	--	--	29
Other investments	15	--	--	15

Total short term investments	428	30	(1)	457

Long term investments:
U.S. government and agency securities	52	--	(1)	51
Mortgage-backed securities	10	--	--	10
Equity securities	2	--	--	2
Other investments	8	2	--	10

Total long term investments	72	2	(1)	73

Total available-for-sale investments	$500	$32	$(2)	$530

The senior secured bank loans fund is a professionally managed fund investing in loans made by banks to large corporate borrowers whose assets are pledged as collateral.

The contractual maturities of available-for-sale investments at December 31, 2010 were as follows:

		Estimated
	Amortized	Fair
	Cost	Value

Securities not due at a single maturity date*	$1	$1
Other debt securities, maturing:
Within one year	563	563
After 1 year through 10 years	710	710
After 10 years through 15 years	--	--
Beyond 15 years	7	7

Total debt securities recorded at market	1,281	1,281

Equity and other investments	--	--

Total available-for-sale investments	$1,281	$1,281

*Mortgage-backed securities and certain other investments.

Activities related to available-for-sale investments were as shown below.  The cost of securities was based on the specific identification method.

	Years ended December 31,
	2010	2009	2008

Proceeds from sales and principal repayments	$2,132	$1,068	$10

Gross realized gains on sales	39	22	1

Gross realized losses on sales	(4)	(4)	(2)

The net unrealized holding gains (losses) for available-for-sale investments included in accumulated other comprehensive income (loss) in shareholders' equity at December 31, 2010, 2009 and 2008 were less than  $1,  $30 and  $(10), respectively.  Net unrealized holding gains (losses) on trading securities included in earnings for the years ended December 31, 2010, 2009 and 2008 were  $6,  $76 and  $(85), respectively.

The changes in net unrealized gains (losses) on investments, net of taxes, included in accumulated other comprehensive income (loss) were:

	2010	2009	2008

Changes in unrealized holding gains (losses) arising
during the period	$5	$58	$(45)
Reclassification adjustment for losses (gains) included
in net income	(35)	(18)	38

Changes in net unrealized gains (losses) on investments,
net of taxes	$(30)	$40	$(7)

As of December 31, 2010 and 2009, there were no gross unrealized losses on individual available-for-sale investments greater than  $1.

The Company recognized  $37 in losses for other-than-temporary impairment in the year ended December 31, 2008, as discussed in note 5.

Investment Income

Other, net, included gains (losses) on investments as follows:

	2010	2009	2008

Realized gains (losses) on sale of investments	$30	$(49)	$(12)
Unrealized gains (losses) on investments
classified as trading securities	6	76	(85)
Other-than-temporary impairment	--	--	(37)

Total gains (losses) on investments	$36	$27	$(134)

Financial Instruments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Financial Instruments
(5)	Financial Instruments

Foreign Currency Risk Management

A significant portion of the Company's cash flows is denominated in foreign currencies.  Alcon relies on ongoing cash flows generated from foreign sources to support its long term commitments to U.S. dollar-based research and development.  To the extent the dollar value of cash flows is diminished as a result of weakening local currencies relative to the dollar, the Company's ability to fund research and other dollar-based strategic initiatives at a consistent level may be impaired.  The Company has established a foreign currency risk management program to protect against volatility of non-functional currency monetary assets and liabilities and changes in fair value caused by fluctuations in foreign exchange rates.

The Company primarily utilizes forward exchange contracts in countries where they are available and economically beneficial to offset the impact of fluctuations in foreign exchange rates on monetary assets and their related cash flows.  All outstanding foreign exchange forward contracts are entered into to protect the value of assets or liabilities denominated in currencies other than the entity's functional currency.  To the extent hedged, the changes in fair value of the forward contracts offset the changes in the value of the assets or liabilities.  The changes in value of the foreign exchange forward contracts and the assets/liabilities that are being protected are recorded in foreign exchange gains and losses within other income (expense).

The fair values of forward exchange and option contracts are reported in other current assets and other current liabilities.  At December 31, 2010, the fair value hedge derivative instruments have settlement dates in the first half of 2011 and cover a gross notional amount of  $680.

The Company believes that, at the balance sheet date, counterparty credit risk was not significant due to the credit quality of the counterparties to the derivatives, which were all large financial institutions in Europe, and the short-term maturities of most derivatives.  The credit exposure related to these financial instruments was represented by the fair value of contracts with a positive fair value at the reporting date.

     For the years ended December 31, 2010 and 2009, the effects of foreign exchange derivative instruments were:

		2010		2009
Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$(28)	$16	$3	$(8)

Interest Rate Risk Management

The Company may use interest rate swaps on certain investing and borrowing transactions to manage its net exposure to interest rate changes and to reduce its overall cost of borrowing.  The Company does not use leveraged swaps and does not leverage any of its investment activities that would put capital at risk.

At December 31, 2010 and 2009, in connection with a long term bank loan, the Company had an interest rate swap fair value hedge outstanding in the notional principal amount of  $61 and  $54 at the respective year-end exchange rates.  The fair values of interest rate swap agreements are reported in other current assets and other current liabilities.  This interest rate swap did not have a significant effect on results of operations in 2010 and 2009.

Fair Value of Financial Instruments

At December 31, 2010 and 2009, the Company's financial instruments included cash and cash equivalents, investments, trade receivables, accounts payable, short term borrowings, long term debt and the estimated fair value of certain contingent payments.  The estimated fair values of all of these financial instruments were as noted below.  Due to the short term maturities of cash and cash equivalents, trade receivables, accounts payable and short term borrowings, the carrying amounts approximate fair values at the respective balance sheet dates.

At December 31, 2010 and 2009, the Company's cash equivalents included  $218 and  $30, respectively, of instruments that were tri-party fully collateralized reverse repurchase agreements.  They were transacted on December 31, 2010 and 2009 and matured "overnight" on the first business day in January 2011 and 2010.  The Company utilized this type of transaction to enhance yields on available cash balances, while maintaining liquidity.  These securities were recorded at cost, which approximated fair value.

The Company received debt and equity securities as collateral for its advances under the reverse repurchase agreements.  A financial institution other than the seller held the collateral for the Company's benefit.  The value and the liquidity of the underlying collateral were required to be between 102% and 110%, depending upon the credit of collateral, of the advanced amount and were evaluated by an independent third-party custodian.  The Company recorded only its advances under the agreements as cash equivalents at the time of entering the transactions and recognized the interest income upon settlement.  The collateral value or changes in collateral value were not recorded or recognized.

The fair values of long term debt were based on interest rates then currently available to the Company for issuance of debt with similar terms and remaining maturities.  The fair values of investments and acquisition-related contingent payments were determined as discussed below.

	December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amounts	Value	Amounts	Value

Assets:
Short term trading and available-for-sale investments	$889	$889	$479	$479
Long term available-for-sale investments	398	398	73	73
Forward exchange contracts	--	--	6	6
Interest rate swaps	--	--	1	1

Liabilities:
Long term debt	62	62	56	56
Liability for acquisition-related contingent payments	160	160	71	71
Forward exchange and option contracts	12	12	2	2

Financial instruments, such as equity or fixed income securities, other investments, financial liabilities and derivatives, are presented at fair value.  Fair value is defined as the price at which an asset could be exchanged or a liability could be transferred in an orderly transaction between knowledgeable and willing market participants within the principal or most advantageous market at the measurement date.  Where available, fair value is based on or derived from observable market prices or parameters.  Where observable prices or inputs are not available, pricing for similar financial assets or liabilities, dealer quotes or valuation models are applied.  These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments' complexity.

Financial assets and liabilities recorded at fair value in the consolidated balance sheets were categorized based upon the level of judgment associated with the inputs used to measure their fair value.  These categories, from lowest to highest based on the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities, are as follows:

Level 1 – Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

The types of Company assets carried at Level 1 fair value are equities listed in active markets.

Level 2 – Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the assets or liabilities through correlation with market data at the measurement date and for the duration of the instrument's anticipated life.

The Company's assets generally included in this fair value category are various government agency securities, certain investment funds, mortgage backed securities, collateralized mortgage obligations, foreign exchange derivatives and certain interest rate derivatives.  Foreign exchange derivatives and interest rate derivatives are valued using corroborated, observable market data.  The Company's liabilities generally included in this fair value category consist of certain foreign exchange derivatives.

Level 3 – Inputs are unobservable inputs for the asset or liability.  These inputs reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date.  Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Generally, the Company's assets carried at fair value included in this category are various investment funds.

The Company's liabilities carried at fair value in this category are acquisition-related contingent payments.

The Company's Level 3 financial investments are held in funds professionally managed by investment managers.  The net asset values are furnished in statements received from fund custodians whose statements reflect valuations conducted according to their respective fund pricing policies and asset types.  The complete details of the fund holdings of several of the Company's professionally managed funds may be unavailable at times, limiting the Company's ability to look through to the underlying assets at the date the financial statements are prepared.  Because of these constraints, the Company classifies these fund investments as Level 3.

As of December 31, 2010, the Company estimated  $160 as the fair value of its obligations to make contingent payments related to acquisitions.  The fair value measurements were based on significant inputs not observable in the market and thus represent a Level 3 measurement.

In connection with an acquisition in 2009, the Company is obligated to make acquisition-related contingent payments of up to  $439 based upon the achievement of future research and development milestones that would be expected to create value for Alcon.  At December 31, 2010, the fair value of these payments was estimated to be  $71.  Each milestone was assigned a probability based on its current status.  The resultant probability-weighted cash flows were then discounted using a discount rate of 5.3%, which the Company believed was appropriate and representative of a market participant assumption.  The probabilities assigned to payment streams ranged from 5% to 39%.  An increase or decrease of 10 percentage points in the probability assumptions would result in an adjustment to the estimated value of approximately  $30.

In connection with acquisitions in 2010, the Company is obligated to make acquisition-related contingent payments of up to  $528 upon achieving certain sales objectives through 2015.  The fair values of these payments at December 31, 2010 were estimated to total  $89.  The fair values were based on the Company's estimates of the probability and timing of related sales projection streams.  Each revenue projection assumption was assigned a probability and the resultant probability-weighted cash flows were then discounted using discount rates between 4.5% and 6%, which the Company believed was appropriate and representative of market participant assumptions.  Achieving the Company's most optimistic sales assumptions would not increase the estimated total fair value more than  $10.

The fair values of these contingent payments are reviewed each reporting period.  Any changes in the estimated value not associated with the original purchase price valuation are recorded in the Company's results of operations.  No such changes were recognized in the current period.

Fair Value by Category

Financial assets and financial liabilities measured at fair value on a recurring basis were categorized in the tables below based upon the lowest hierarchical level of input that is significant to the fair value measurement.

	Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$6		$6
Available-for-sale securities:
U.S. government and agency
securities	--	560	--		560
Mortgage-backed securities	--	9	--		9
Corporate debt securities	--	690	--		690
Foreign government bonds	--	17	--		17
Other investments	--	5	--		5

Total	$--	$1,281	$6		$1,287

Financial Liabilities
Liability for acquisition-related contingent payments				$
payments	$--	$--	$160		$160
Foreign exchange and option contracts	--	12	--		12

Total	$--	$12	$160		$172

	Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$22	$22
Available-for-sale securities:
U.S. government and agency securities	--	179	--	179
Mortgage-backed securities fund	--	82	--	82
Mortgage-backed securities	--	16	--	16
Senior secured bank loans fund	--	154	--	154
Corporate debt securities	--	43	--	43
Equity securities	31	--	--	31
Other investments	--	25	--	25
Forward exchange contracts	--	6	--	6
Interest rate swaps	--	1	--	1

Total	$31	$506	$22	$559

Financial Liabilities
Liability for acquisition-related contingent payments
payments	$--	$--	$71	$71
Foreign exchange and option contracts	--	2	--	2

Total	$--	$2	$71	$73

Level 3 Gains and Losses

At December 31, 2010, trading securities were the only type of financial assets included in Level 3.  The trading securities were professionally managed investment funds, which included hedge funds of  $6.  The fair value of the investment funds classified as Level 3 could not be determined by independent market observation or through the use of other observable valuation techniques.  The valuation was based on net asset values as furnished by the funds' custodian.  If more than an insignificant proportion of a particular fund's assets were Level 3, the entire fund was classified as Level 3, although many of the fund's individual holdings may meet the definition of Level 1 or Level 2.  The only liabilities included in Level 3 were the acquisition-related contingency payments, as discussed earlier in this note.

Total gains or losses (realized and unrealized) for financial assets and liabilities classified as Level 3 that were included in earnings before income taxes were a component of other, net, in the consolidated statements of earnings.  For the year ended December 31, 2010, there were net gains (realized and unrealized) of  $1 from trading securities, and the Company received proceeds from sales of Level 3 trading securities of  $17.  Realized and unrealized net gains during the period were approximately 5% of the beginning balance for Level 3 trading securities and did not negatively affect or materially impact operations, liquidity or capital resources.

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the year ended December 31, 2010.

	Assets	Liabilities
		Acquisition-Related
	Trading Securities	Contingent Payments

Beginning balance	$22	$71
Total net gains or losses (realized/unrealized)
Included in earnings before income taxes	1	--

Purchases of investments	--	--
Acquisition-related activities	--	89
Proceeds on sales and maturities	(17)	--
Transfers in and/or out of Level 3	--	--

Ending balance	$6	$160

Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings were reported in other, net, as follows:

2010

Net gains (losses) included in earnings for the period	$1

Change in unrealized net gains (losses) related to assets still held at reporting date	$1

At December 31, 2009, trading securities were the only type of financial assets included in Level 3.  The trading securities were professionally managed investment funds, which included fixed income funds of  $22.  The fair value of the investment funds classified as Level 3 could not be determined by independent market observation or through the use of other observable valuation techniques.  The valuation was based on net asset values as furnished by the funds' custodian.  If more than an insignificant proportion of a particular fund's assets were Level 3, the entire fund was classified as Level 3, although many of the fund's individual holdings may meet the definition of Level 1 or Level 2.  The only liabilities included in Level 3 were the acquisition-related contingency payments, as discussed earlier in this note.

Total gains and losses (realized and unrealized) included in earnings before income taxes for financial assets and liabilities classified as Level 3 were a component of other, net, in the consolidated statements of earnings.  For the year ended December 31, 2009, there were net gains (realized and unrealized) of  $7 from trading securities, and the Company received proceeds from sales of Level 3 trading securities of  $246.  Realized and unrealized net gains during the period were approximately 3% of the beginning balance for Level 3 trading securities and did not negatively affect or materially impact operations, liquidity or capital resources.

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the year ended December 31, 2009.

	Assets	Liabilities
		Acquisition-Related
	Trading Securities	Contingent Payments

Beginning balance	$261	$--
Total net gains or losses (realized/unrealized)
Included in earnings before income taxes	7	--

Acquisition-related activities	--	71
Proceeds on sales and maturities	(246)	--
Transfers in and/or out of Level 3	--	--

Ending balance	$22	$71

Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings were reported in other, net, as follows:

2009

Net gains (losses) included in earnings for the period	$7

Change in unrealized net gains (losses) related to assets still held at reporting date	$2

Valuation Techniques

Valuation techniques used for financial assets and liabilities accounted for at fair value are generally categorized into three types:  market approach, income approach and cost approach.  The Company valued its Level 3 financial assets and liabilities at December 31, 2010 and 2009 primarily using the market approach and, to a lesser extent, the income approach.

Market Approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.  Valuation techniques consistent with the market approach include comparables.  A majority of the Company's balances measured at fair value on a recurring basis were valued using the market approach.  Most measurements were market quotes or obtained from other reliable market sources.  The Company did not use market indices for valuing material balances measured at fair value.

Income Approach.  Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present or discounted amount.  The measurement is based on the value indicated by current market expectations about those future amounts.  Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques and option-pricing models.  The Company valued certain derivatives, in part or whole, and acquisition-related contingent payments using the income approach.

    Cost Approach.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset.  The Company did not employ the cost approach for determining fair value of financial assets and liabilities.

The valuation approaches are consistent with generally accepted valuation methodologies.  While all three approaches are not applicable to all assets or liabilities accounted for at fair value, where appropriate and possible, one or more valuation techniques may be used.  Professionally managed investment funds may use a combination of market, income and cost approaches.  The process of selecting which valuation method(s) to apply considers the definition of an exit price and the nature of the asset or liability being valued and significant expertise and judgment is required.

Other-Than-Temporary Impairment of Available-for-Sale Investments

The Company reviews quarterly its available-for-sale investments to identify impaired equity and debt securities.  An individual security is impaired if the fair value of the investment is less than its amortized cost basis.  Impairment may be either temporary or other-than-temporary.

The Company normally reviews securities held in its portfolio that have been in a continuous loss position for twelve months or longer and securities whose fair value is significantly lower than its amortized cost basis.  Impairment is evaluated using a combination of quantitative and qualitative factors such as considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the Company's ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.  In its impairment analysis of debt securities, management assesses whether it does not have the intent to sell the security before maturity and it is more likely than not that it will not have to sell the security before recovery of its cost basis. If an impairment is determined to be other-than-temporary, the investment is written down to fair value, and a loss is recognized immediately through earnings.

In addition, the Company assesses whether there are probable credit losses associated with impaired available-for-sale debt securities.  The portion of an other-than-temporary impairment of an available-for-sale debt security that is related to credit loss is recognized in earnings and the remainder of the difference between the cost basis of the debt security and its fair value is recorded in other comprehensive income.

The Company determined that, at December 31, 2010 and 2009, there were no unrealized losses on available-for-sale investments that were other-than-temporarily impaired and there were no credit losses on any investments.

The Company determined that, at December 31, 2008, unrealized losses on certain available-for-sale equity securities and a senior secured bank loans fund were other-than-temporarily impaired due to deteriorating general market conditions, particularly during the fourth quarter of 2008, coupled with the unlikely near term prospects for achieving a sustainable recovery, uncertainty about future market conditions, and declines in certain quantitative or qualitative factors.  The other-than-temporary impairment recognized for the senior secured bank loans fund also was deemed appropriate to bring a significant portion of the unrealized losses in line with current market conditions for credit default rates and loss recovery rates.  The Company recognized losses for other-than-temporary impairment during the year ended December 31, 2008 of  $37.

Concentrations of Credit Risk

As part of its ongoing control procedures, the Company monitors concentrations of credit risk associated with corporate issuers of securities and financial institutions with which it conducts business.  Credit risk is minimal as credit exposure limits are established to avoid a concentration with any single issuer or institution.  The Company also monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business.  Concentrations of credit risk associated with these trade receivables are considered minimal due to the Company's diverse customer base.  Bad debts have been minimal.  The Company does not normally require collateral or other security to support credit sales.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Intangible Assets and Goodwill
(6)	Intangible Assets and Goodwill

	December 31, 2010		December 31, 2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Intangible Assets
Subject to amortization:
Licensed technology	$467	$(315)	$332	$(296)
Patents	290	(40)	111	(24)
Other	562	(115)	121	(93)

Total subject to amortization	1,319	(470)	564	(413)

Not subject to amortization:
Purchased in process research and development assets	104	--	104	--

Total intangible assets	$1,423	$(470)	$668	$(413)

During the years ended December 31, 2010 and 2009, the Company added licensed technology, patents and other intangible assets through business acquisitions and asset purchases.  Note 18 provides additional information on changes to intangible assets from significant business acquisitions in 2010 and 2009.

	Years ended December 31,
	2010	2009	2008

Aggregate amortization expense related to intangible assets	$60	$24	$29

Estimated Amortization Expense:

For year ended December 31, 2011	$78
For year ended December 31, 2012	$73
For year ended December 31, 2013	$67
For year ended December 31, 2014	$67
For year ended December 31, 2015	$65

The changes in the carrying amounts of goodwill for the years ended December 31, 2010 and 2009 were as follows:

	United States	International
	Segment	Segment	Total

Goodwill
Balance, December 31, 2008	$403	$242	$645
Acquisition of business	18	22	40
Impact of changes in foreign exchange rates	2	1	3

Balance, December 31, 2009	423	265	688

Acquisitions of businesses	90	64	154
Impact of changes in foreign exchange rates	(5)	(4)	(9)

Balance, December 31, 2010	$508	$325	$833

Short Term Borrowing	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Short Term Borrowing
(7)	Short Term Borrowings

	December 31,
	2010	2009

Lines of credit	$307	$273
Commercial paper	--	286
From affiliates	4	7
Bank overdrafts	26	41

Total short term borrowings	$337	$607

At December 31, 2010, the Company had several unsecured line of credit agreements with third parties totaling  $597 that were denominated in various currencies.  The commitment fees related to unused borrowings under these facilities were less than  $1 during 2010, 2009 and 2008.  The weighted average interest rates at December 31, 2010 and 2009 were 2.2% and 2.2%, respectively.  The amounts outstanding under these agreements at December 31, 2010 were due at various dates during 2011.

During the first half of 2010 and all of 2009, the Company had a  $2,000 commercial paper facility.  Nestlé guaranteed the commercial paper facility and assisted in its management, for which the Company paid Nestlé an annual fee based on the average outstanding commercial paper balances.  The Company's management believes that any fees paid by the Company to Nestlé for their guarantee of any indebtedness or for the management of the commercial paper program were comparable to the fees that would be paid in an arm's length transaction.  Total fees paid to Nestlé in connection with this facility for the years ended December 31, 2010, 2009 and 2008 were less than  $1 per year.

During 2010, the Company entered into an unsecured line of credit agreement denominated in Venezuelan bolivars with a subsidiary of Novartis.  These short term borrowings at December 31, 2010 were due October 15, 2011.  The weighted average interest rate at December 31, 2010 was 10.0%.  The unused portion under the line of credit agreements was  $8 at December 31, 2010.

The Company had several unsecured bank overdraft lines of credit denominated in various currencies totaling  $248 at December 31, 2010.  The weighted average interest rates on bank overdrafts at December 31, 2010 and 2009 were 4.5% and 4.5%, respectively.

Long Term Debt	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Long Term Debt
(8)	Long Term Debt

	December 31,
	2010	2009

Bank loan	$62	$56

Less current maturities of long term debt	62	--

Long term debt, net of current maturities	$--	$56

The Company's Japanese subsidiary has an outstanding bank loan with a fixed interest rate of 1.6%, due in January 2011.  This fixed rate of 1.6% was swapped for floating rate yen LIBOR, which was 0.2% at December 31, 2010.  The bank loan was guaranteed by Nestlé for a fee of less than  $1 annually in 2010, 2009 and 2008.  The bank loan contains provisions that may accelerate the obligation in the event that Nestlé's ownership of Alcon falls below 51%.  Although Nestlé's ownership fell below this threshold, the lenders have opted not to call the loan before its maturity date.  The balance of the loan was paid in January 2011.

Interest costs of  $1,  $1 and  $2 in 2010, 2009 and 2008, respectively, were capitalized as part of property, plant and equipment.

Income Taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Income Taxes
(9)	Income Taxes

The components of earnings before income taxes were:

	2010	2009	2008

Switzerland	$1,822	$1,339	$1,446
Outside Switzerland	705	974	637

Earnings before income taxes	$2,527	$2,313	$2,083

Income tax expense (benefit) consisted of the following:

	2010	2009	2008
Current:
Switzerland	$5	$29	$6
Outside Switzerland	308	226	176

Total current	313	255	182

Deferred:
Switzerland	--	(1)	(6)
Outside Switzerland	4	52	(140)

Total deferred	4	51	(146)

Total	$317	$306	$36

During the year ended December 31, 2010, the Company recognized a  $25 tax charge for the write-off of deferred tax assets as a result of provisions of U.S. healthcare reform laws enacted during the period.

Income tax expense for the year ended December 31, 2008 reflected a net reduction of  $271 for period items, including a reduction of  $236 related to losses associated with the Company's investment in and advances to its former subsidiary, Summit Autonomous, Inc., as well as reductions related to progress in audit settlements, advance pricing agreement negotiations, the lapse of statutes of limitation and other minor items.

Current tax expense does not reflect benefits of  $65,  $22 and  $61 for the years ended December 31, 2010, 2009 and 2008, respectively, related to restricted shares and the exercise of employee stock options, recorded directly to additional paid-in capital.

In 2010, 2009 and 2008, the Company realized certain Swiss tax benefits totaling approximately  $194,  $145 and  $130, respectively, for its commitment to relocate and significantly expand its global administration operations in Switzerland.  The initial term of these benefits is expected to continue from 2008 for a period of five years.  These benefits would be extended for an additional five years if the Company fulfills certain employment commitments and maintains these commitments through 2022.

A reconciliation of income tax expense at the statutory tax rate of 7.8% in Switzerland to the consolidated effective tax rate follows:

	2010	2009	2008

Statutory income tax rate	7.8%	7.8%	7.8%
Effect of different tax rates in various jurisdictions	4.8	4.8	8.2
Current year research and experimentation credits	(0.6)	(0.9)	(1.1)
Other current year taxes	0.3	0.4	0.2
Current year nondeductible and excludable items	(0.4)	0.1	(0.4)
Effect of losses on investment in Summit
Autonomous, Inc	--	--	(11.3)
Effect of provisions of U.S. healthcare reform
legislation	1.0	--	--
Effect of change of majority ownership	(0.3)	--	--
Tax impact of prior year audit settlements, amended
returns and adjustments to estimates	--	1.1	(1.7)
Other	(0.1)	(0.1)	--

Effective tax rate	12.5%	13.2%	1.7%

At December 31, 2010, Alcon's subsidiaries had loss carryforwards that expire as follows:

2011	$--
2012	--
2013	--
2014	2
2015	--
2016-2030	91
Indefinite	--

Total loss carryforwards	$93

Deferred income taxes are recognized for tax consequences of temporary differences by applying enacted statutory tax rates, applicable to future years, to differences between the financial reporting and the tax basis of existing assets and liabilities.

Temporary differences and carryforwards at December 31, 2010 and 2009 were as follows:

	December 31,
	2010	2009

Deferred income tax assets:
Trade receivables	$53	$41
Inventories	9	12
Intangible assets	50	25
Accounts payable and other current liabilities	113	113
Other liabilities	232	237
Share-based payments	60	81
Loss carryforwards	31	3

Gross deferred income tax assets	548	512
Unused tax credits	18	19
Valuation allowance	(5)	(6)

Total deferred income tax assets	561	525

Deferred income tax liabilities:
Property, plant and equipment	35	34
Intangible assets	157	--
Other	10	6

Total deferred income tax liabilities	202	40

Net deferred income tax assets	$359	$485

The valuation allowances for deferred tax assets as of January 1, 2010 and 2009 were  $(6) and  $(5), respectively.  The net changes in the total valuation allowance for each of the years ended December 31, 2010 and 2009 were a decrease of  $1 and an increase of  $1, respectively.  The valuation allowances at December 31, 2010 and 2009 were primarily related to costs for which deductions did not appear to be more likely than not to be realized.  Based on the Company's historical pretax earnings, management believes it is more likely than not that the Company will realize the benefit of the existing net deferred income tax assets at December 31, 2010.  Management believes the existing net deductible temporary differences will reverse during periods in which the Company generates net taxable earnings; however, there can be no assurance that the Company will generate any earnings or any specific level of continuing earnings in future years.  Certain tax planning or other strategies could be implemented, if necessary, to supplement earnings from operations to fully realize tax benefits.

Withholding taxes of approximately  $107 have not been provided on approximately  $2,133 of unremitted earnings of certain subsidiaries since such earnings are, or will be, reinvested in operations indefinitely.  Taxes of approximately  $17 have not been provided on temporary differences of approximately  $212 for permanent investments in certain subsidiaries that will be taxable upon liquidation.

The Company or one of its subsidiaries files income tax returns in Switzerland, the U.S. federal jurisdiction, and various state and other foreign jurisdictions.  With few exceptions, the Company is no longer subject to Swiss, U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004.

In June 2009, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2006 and 2007 that was completed substantially in January 2011.  In May 2009, the IRS and the Company entered the Compliance Assurance Process ("CAP") program for 2009.  In January 2010, the IRS and the Company extended the CAP program to 2010.  The Company also currently is subject to income tax examinations by various state, local and foreign tax authorities.  In addition, in June 2009, the Company and the IRS signed an advance pricing agreement ("APA") contract memorializing the mutual agreement letter between Switzerland and the United States for years through 2014 that covers all material intercompany transactions involving the Company and its subsidiaries in these two jurisdictions.  Finally, during the fourth quarter of 2007, the Company submitted a similar request for a bilateral APA between Japanese and Swiss tax authorities that would cover the tax years 2008 through 2012.  The Company received the duly signed Japanese-Swiss APA in the third quarter of 2010.

The Company believes that it takes reasonable positions on its tax returns filed throughout the world; however, tax laws are complex and susceptible to differing interpretations.  Tax authorities throughout the world, from time to time, routinely challenge positions taken by the Company, particularly in the case of transfer pricing issues.  The Company has identified its uncertain tax positions and prepared its reserve for contingent tax liabilities to reflect the associated unrecognized tax benefits (the "Tax Reserves") in accordance with Financial Accounting Standards Board ("FASB") guidance which, among other things, requires that the Company assume that it will be subject to examination in every jurisdiction in which it is subject to tax.  Management believes that the Tax Reserves are fairly stated but believes it is reasonably possible that the total amount of unrecognized tax benefits related to transfer pricing, currency translations and other tax positions reflected in the Tax Reserves will significantly increase or decrease within 12 months of the reporting of this financial statement as the result of, among other things, (i) developments with respect to currently active audits and/or (ii) the further development of tax laws through judicial or administrative actions and/or the actual payment of Tax Reserves.  Although tax laws are complex and significant uncertainty exists with respect to the actual date that any of the currently active audits could reach final resolution or a new audit could commence, management believes it is reasonably possible that unrecognized tax benefits could increase in the next 12 months by at least 10% or decrease by up to 70%.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits, exclusive of interest and penalties, related to uncertain tax positions is as follows:

	2010	2009

Balance at January 1	$74	$130
Additions for tax positions related to prior years	19	40
Reductions for tax positions related to prior years	(13)	(16)
Additions for tax positions related to the current year	4	10
Settlements	(12)	(90)
Lapse of statutes of limitation	(1)	--

Balance at December 31	$71	$74

During the years ended December 31, 2010 and 2009, the total amount of unrecognized tax benefits excluding interest and penalties, included in the Tax Reserves decreased by  $3 to  $71 and decreased by  $56 to  $74, respectively.  The net decrease in unrecognized tax benefits in 2010 reflected progress on audit settlements, APA negotiations, the lapse of statutes of limitation and other minor items.  The net decrease in unrecognized tax benefits in 2009 reflected the resolution of various audits, progress on ongoing audits, APA negotiations, the development of case law, the lapse of statutes of limitations and other minor items.  The amounts of unrecognized tax benefits that would impact the effective tax rate if recognized at December 31, 2010 and 2009 were  $64 and  $69, respectively.

The Company's policy is to classify interest and penalties in income tax expense.  The gross amount of interest and penalties accrued as part of the Tax Reserves at December 31, 2010 and 2009 were  $14 and  $9, respectively.  At December 31, 2010, the consolidated balance sheet included  $1 in other current liabilities and  $76 in other long term liabilities for the Tax Reserves, net of deposits with statutory authorities.  At December 31, 2009, the consolidated balance sheet included  $19 in other current liabilities and  $57 in other long term liabilities for the Tax Reserves, net of deposits with statutory authorities.  The gross amounts of interest and penalties included in the consolidated statements of earnings for 2010 and 2009 were not significant.

Business Segments	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Business Segments
(10)	Business Segments

The Company conducts its global business through two business segments: Alcon United States and Alcon International.  Alcon United States includes sales to unaffiliated customers located in the United States of America, excluding Puerto Rico.  Alcon United States operating income is derived from operating profits within the United States.  Alcon International includes sales to all other unaffiliated customers.

Each business segment markets and sells products principally in three product categories of the ophthalmic market:  (1) pharmaceutical (prescription drugs), (2) surgical equipment and devices (cataract, vitreoretinal and refractive), and (3) consumer eye care (contact lens disinfectants and cleaning solutions, artificial tears and ocular vitamins).  Business segment operations generally do not include research and development, certain manufacturing and other corporate functions.

Segment performance is measured based on sales and operating income reported in accordance with U.S. GAAP.

Certain manufacturing costs and manufacturing variances are not assigned to business segments because most manufacturing operations produce products for more than one business segment.  Research and development costs, excluding regulatory costs which are included in the business segments, are treated as general corporate costs and are not assigned to business segments.

Identifiable assets are not assigned by business segment and are not considered in evaluating the performance of the business segments.

	Sales			Operating Income			Depreciation and Amortization
	2010	2009	2008	2010	2009	2008	2010	2009	2008

United States	$3,177	$2,914	$2,807	$1,896	$1,664	$1,554	$64	$47	$46
International	4,002	3,585	3,487	1,728	1,507	1,472	107	90	78

Segments total	7,179	6,499	6,294	3,624	3,171	3,026	171	137	124
Manufacturing operations	--	--	--	(64)	(64)	(61)	58	51	46
Research and development	--	--	--	(687)	(579)	(527)	24	18	16
General corporate	--	--	--	(332)	(190)	(144)	19	12	10
Share-based compensation	--	--	--	(66)	(77)	(81)	--	--	--

Total	$7,179	$6,499	$6,294	$2,475	$2,261	$2,213	$272	$218	$196

During the year ended December 31, 2010, advancements in its sales reporting system permitted the Company to better estimate allowable deductions from sales in the calculation of accrued royalties.  This change in estimate resulted in a  $24 addition to U.S. operating income during the period.

In the year ended December 31, 2010, the Company incurred pretax expenses totaling  $152 for costs (including  $12 in share-based compensation costs) related to the change of majority ownership discussed in note 16 and other costs to support Alcon’s board of directors in its evaluation of Novartis's merger proposal.  In the tables above, these expenses were included with general corporate expenses.

On February 11, 2009, the Company announced that it initiated programs to align its operations with the evolving economic conditions and market environment.  These programs included a staffing reduction of approximately 260 employee positions that resulted in a pre-tax charge of  $19 for the year ended December 31, 2009, which was included in general corporate expenses.

Geographic, Customer and Product Information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Geographic, Customer and Product Information
(11)	Geographic, Customer and Product Information

Sales for the Company's country of domicile and all individual countries accounting for more than 10% of total sales are presented below along with long lived assets in those countries.  Sales by ophthalmic market segment are also included. Sales below are based on the location of the customer.  Sales to one customer of the United States business segment represented  $661 of the Company's consolidated sales in 2008.  No single customer accounted for more than 10% of total sales in 2010 and 2009.

				Property, Plant and
	Sales			Equipment
	For the Years ended December 31,			At December 31,
	2010	2009	2008	2010	2009

United States	$3,177	$2,914	$2,807	$739	$720
Switzerland	50	46	44	20	19
Rest of world	3,952	3,539	3,443	629	565

Total	$7,179	$6,499	$6,294	$1,388	$1,304

Pharmaceutical	$3,066	$2,677	$2,561
Surgical	3,220	2,997	2,881
Consumer eye care	893	825	852

Total	$7,179	$6,499	$6,294

Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Stock Compensation Plans
(12)	Share-Based Compensation Plans

Under the Amended 2002 Alcon Incentive Plan, the Company's board of directors may award to officers, directors and key employees share-based compensation, including stock options, share-settled stock appreciation rights ("SSARs"), restricted shares, share-settled restricted share units ("RSUs"), performance share units and certain cash-settled liability awards.  The total number of shares from conditional capital and treasury shares that may be issued under the plan with respect to such awards cumulatively shall not exceed 40 million Alcon common shares.  The number of shares that may be delivered pursuant to an exercise or after a lapse of a restriction period may not exceed 10% of the total number of shares issued and outstanding at that time.  The grant prices for stock options or stock appreciation rights shall not be lower than the prevailing stock exchange price upon the grant of the award, unless specifically approved by the board.

Individual grants become exercisable generally on or after the third anniversary of the grant and lapse on the tenth anniversary of the grant.  Grants prior to February 2006 also become exercisable upon early retirement at or after age 55.  If there is a change in control (as defined by the plan), the exercise or vesting of the awards accelerates.

Beginning in February 2006, consistent with earlier grants, participants may vest in the stock option and SSAR grants upon early retirement at or after age 55; however, under grants subsequent to January 2006, participants may exercise these instruments only on or after the third anniversary of the grant.  Restricted share and restricted share unit awards are subject to a three-year cliff vesting; furthermore, participants retiring before reaching age 60 for awards granted subsequent to January 2006 through December 2008, or age 62 for awards granted subsequent to January 2009, will forfeit some or all of such awards if the three-year service period has not expired.

The Company intends to satisfy all equity awards granted prior to December 31, 2003 and after December 31, 2007 with the issuance of new shares from conditional capital authorized for the Amended 2002 Alcon Incentive Plan.  At December 31, 2010, the Company had reserved approximately 19.6 million Alcon common shares for issuance pursuant to the Amended 2002 Alcon Incentive Plan.

The Company's board of directors has authorized the acquisition on the open market of Alcon common shares to, among other things, satisfy the share-based awards requirements granted under the Amended 2002 Alcon Incentive Plan.  At December 31, 2010, outstanding authorizations by the Company's board of directors would have permitted the purchase of approximately 1.6 million Alcon common shares.  The Company has purchased treasury shares on the open market to satisfy the majority of the outstanding equity awards granted subsequent to December 31, 2003 and prior to January 1, 2008.  Additional treasury shares were purchased during 2008 in anticipation of presenting the shares to the shareholders for approval of cancellation (note 16).

Change of Control Provisions

Upon the change of control in the ownership of Alcon to Novartis from Nestlé discussed in note 16, the Company's share-based compensation awards granted to employees prior to January 1, 2009 vested immediately.  However, the vesting of similar awards granted after January 1, 2009 will accelerate only if the respective participant's employment with the Company or its successor is terminated without cause, or by the participant under certain circumstances, within six months preceding or during the two years following a change of control.  The acceleration of vesting increased the cost of share-based payments  $8, which was included in other operating expenses in 2010.  If the change of control had not occurred,  $6 of that cost would have been recognized in normal attribution during the remainder of 2010.

Upon the completion of the merger discussed in note 16, management expects that Novartis common shares would be substituted for Alcon common shares under the outstanding share-based awards at the merger date.  The substitution ratio would be based on the price of a Novartis share in the merger relative to  $168 for an Alcon share, but no cash would be paid.

Equity Awards
Net earnings for the years ended December 31, 2010, 2009 and 2008 reflected the impact of compensation cost for all share-based payments based on the estimated grant-date "fair value."

The effects of share-based equity awards on operating income and net earnings for the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008

Total share-based equity award costs applicable for period	$78	$74	$83
Costs relieved from (capitalized in) inventory	--	--	--

Costs recognized in operating income	78	74	83
Tax benefit recognized in net earnings	23	23	27

Reduction to net earnings	$55	$51	$56

Compensation expense for equity awards was calculated on a straight-line basis over the three-year vesting period of the applicable share-based awards, with acceleration of the expense for individuals meeting the requirements for retirement and under the change of control provisions, as described above.

As of December 31, 2010, total unrecognized compensation cost related to nonvested share-based equity compensation arrangements (including share options, SSARs and nonvested share and share unit awards) granted under the plan was  $112.  That cost is expected to be recognized over a weighted average period of 1.6 years.

Options and SSARs

No options or SSARs were granted in 2010.  The "fair values" of each stock option and SSAR granted in 2009 and 2008 were estimated as of the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2009	2008

Expected volatility	31.5%	29.5%
Risk-free interest rate	1.66%	2.67%
Expected dividend yield	3.0%	1.5%
Expected term	5 years	5 years

The Company based its estimates of expected volatility on daily historical trading data of its common shares from March 2002 through the grant dates and, due to its short history as a public company when compared to length of the term of the instruments, other factors, such as the volatility of the common share prices of other pharmaceutical and surgical companies.

The risk-free interest rate assumptions were based on implied yields, at the grant dates, of U.S. Treasury zero-coupon bonds having a remaining term equal to the expected term of the employee share awards.

The expected dividend yield was estimated generally based upon the Company's historic dividend yield since 2003, projected dividend increases and other relevant information.

The Company estimated the expected term consistent with historical exercise and cancellation activity of its previous share-based grants with a ten-year contractual term, as well as that of other pharmaceutical and surgical companies.

Forfeitures of stock options and SSARs were estimated to be 4.0% in 2010 (6.3% in 2009 and 7.3% in 2008) of the number granted, based on historical experience.

If factors change and the Company employs different assumptions to account for share-based payments in future periods, the compensation expense that the Company records may differ significantly from what the Company has recorded in the current period.

The status of the stock options and SSARs as of December 31, 2010 and the changes during the year then ended are presented below:

	Stock Options				SSARs
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining			Exercise	Remaining
		Price	Contractual	Aggregate		Price	Contractual	Aggregate
		per	Term	Intrinsic		per	Term	Intrinsic
	Number	Share	(Years)	Value	Number	Share	(Years)	Value

Outstanding at
beginning of period	5,633,142	$68			5,345,020	$117
Granted	--	--			--	--
Forfeited	(26,936)	97			(42,442)	104
Exercised	(2,448,823)	69			(1,501,331)	130
Expired	(617)	133			(1,863)	129
Outstanding at end
of period	3,156,766	68	3.6	$302	3,799,384	112	7.1	$197
Exercisable at end
of period	2,965,322	66	3.3	$288	1,991,643	134	6.1	$59

The weighted average grant-date "fair values" of stock options granted during the years ended December 31, 2009 and 2008 were  $19 and  $39 per option, respectively.  The total intrinsic values of the stock options exercised during the years ended December 31, 2010, 2009 and 2008 were  $227,  $69, and  $191, respectively.

The weighted average grant-date "fair values" of SSARs granted during the years ended December 31, 2009 and 2008 were  $19 and  $38 per SSAR.  The total intrinsic value of SSARs exercised during the years ended December 31, 2010 and 2009 were  $244 and  $4.  No SSARs were exercised during the year ended December 31, 2008.

The following tables summarize information about stock options and SSARs as of December 31, 2010:

		Options Outstanding			Options Exercisable
		Weighted	Weighted			Weighted
		Average	Average			Average
Range of		Remaining	Exercise	Scheduled		Exercise
Exercise	Number	Contractual	Price per	Exercisable	Number	Price per
Prices	Outstanding	Term (Years)	Share	Date	Exercisable	Share

$33	204,431	1.2	$33	March 21, 2005	204,431	$33
36	597,888	2.1	36	February 18, 2006	597,888	36
42-50	12,100	2.5	47	Various dates in 2006	12,100	47
63	916,083	3.1	63	February 11, 2007	916,083	63
67-80	58,000	3.7	77	Various dates in 2007	58,000	77
80	5,500	4.0	80	January 18, 2008	5,500	80
79	939,838	4.1	79	February 9, 2008	939,838	79
98-105	11,000	4.4	101	Various dates in 2008	11,000	101
123	61,106	5.1	123	February 8, 2009	61,106	123
131	85,510	6.1	131	February 12, 2010	85,510	131
148	72,409	7.1	148	February 11, 2011	72,409	148
145	125	7.3	145	April 3, 2011	125	145
87	192,070	8.1	87	February 17, 2012	1,332	87
90	706	8.3	90	April 3, 2012	--

Total	3,156,766				2,965,322

		SSARs Outstanding			SSARs Exercisable
		Weighted	Weighted			Weighted
		Average	Average			Average
Range of		Remaining	Exercise	Scheduled		Exercise
Exercise	Number	Contractual	Price per	Exercisable	Number	Price per
Prices	Outstanding	Term (Years)	Share	Date	Exercisable	Share

$123	599,512	5.1	$123	February 8, 2009	599,512	$123
100	6,600	5.3	100	May 2, 2009	6,600	100
131	724,509	6.1	131	February 12, 2010	724,509	131
133	6,000	6.4	133	May 14, 2010	6,000	133
148	627,864	7.1	148	February 11, 2011	627,864	148
145-168	21,266	7.3	148	Various dates in 2011	21,266	148
87	1,781,786	8.1	87	February 17, 2012	5,892	87
90-116	31,847	8.3	97	Various dates in 2012	--

Total	3,799,384				1,991,643

Restricted Shares and RSUs

Restricted shares and RSUs are recognized over the required service period at the closing market price for Alcon common shares on the date of grant.  Forfeitures of restricted shares and RSUs in 2010, 2009 and 2008 were estimated to be 6.0%, 8.3% and 9.8%, respectively, of the number granted, based on historical experience.  The status of the nonvested restricted shares and RSUs as of December 31, 2010 and the changes during the year then ended are presented below:

	Restricted Shares				RSUs
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Grant-Date	Remaining			Grant-Date	Remaining
		Price	Contractual	Aggregate		Price	Contractual	Aggregate
		per	Term	Market		per	Term	Market
	Number	Share	(Years)	Value	Number	Share	(Years)	Value

Nonvested at beginning
of period	125,058	$131			693,782	$110
Granted	--	--			790,636	159
Vested	(124,819)	131			(288,922)	144
Forfeited	(239)	131			(38,353)	127

Nonvested at end
of period	--	--	--	$ --	1,157,143	134	1.53	$ 189

No restricted shares were granted during 2010, 2009 and 2008.  The total market values of restricted shares that vested during the years ended December 31, 2010, 2009 and 2008 were  $20,  $14 and  $4, respectively.

The weighted average grant-date market values of RSUs granted during the years ended December 31, 2010, 2009 and 2008 were  $159,  $89, and  $147 per share, respectively.  The total market values of RSUs that vested during the years ended December 31, 2010, 2009 and 2008 were  $50,  $6 and less than  $1, respectively.

Performance Share Units

In February 2009 and 2008, pursuant to the Amended 2002 Alcon Incentive Plan, the Company's board of directors approved the grants of approximately 47,000 and 37,000 performance share units, respectively, to the senior executive officers and other selected executives.  The performance share units are designed to award additional compensation in the form of Alcon shares if certain earnings per share targets are met.  The final awards may be adjusted by a total shareholder return multiplier.  If minimum earnings per share targets are not met, no Alcon shares are delivered under the awards.  These awards do not pay dividend equivalents during the performance period.  The 2009 and 2008 performance share units vest at the end of a three-year service period, with forfeitures if the recipient is not fully vested before age 62 or 60, respectively.

The "fair value" of each performance share unit was estimated at the grant date assuming that the target performance goal will be achieved and using a Monte Carlo simulation approach to model adjustments for total shareholder return modifier provisions.  The following weighted average assumptions were incorporated into the valuation model:
	2009	2008

Expected volatility	31.5%	29.5%
Risk-free interest rate	1.22%	2.10%
Expected dividend yield	3.0%	1.5%
Expected term	3 years	3 years

In the event that the minimum performance goals are not met, previously recognized compensation cost will be reversed.  The Company recognizes the "fair values" of performance share units over the required service period.

Forfeitures of performance share units were estimated to be 0.8% in 2010 (1.5% in 2009 and 2.3% in 2008) of the number granted, based on historical experience of other types of awards and the limited number of executives receiving them.  The status of the performance share unit awards as of December 31, 2010 and the changes during the year then ended are presented below:

	Performance Share Units
		Weighted	Weighted
		Average	Average
		Grant-Date	Remaining	Aggregate
		"Fair Value"	Contractual	Market
	Number	per Unit	Term (Years)	Value

Nonvested at beginning of period	81,155	$114
Granted	--	--
Vested	(8,003)	107
Forfeited	(683)	86

Nonvested at end of period	72,469	114	0.7	$ 12

The weighted average grant-date "fair values" of performance share units granted during the years ended December 31, 2009 and 2008 were  $86 and  $152 per instrument, respectively.  The total market value of performance share units that vested during the year ended December 31, 2010 was  $1.  No performance share units vested during the years ended December 31, 2009 and 2008.  No such instruments were granted in 2010 and prior to 2008.

Liability Awards

The Amended 2002 Alcon Incentive Plan also provides that the board may grant cash-settled stock appreciation rights ("CSARs") whereby the grantee may receive the appreciation in share value over the grant price.  Individual grants become exercisable generally on or after the third anniversary of the grant and lapse on the tenth anniversary of the grant.  In addition to scheduled vesting, shares are fully vested upon meeting the requirements for retirement.

The Company accounts for CSARs as share-based liability awards that are remeasured each reporting period through the awards' settlement dates using the Black-Scholes option-pricing model and similar assumptions to those used for measuring equity grants.  No CSARs were granted in 2010, 2009 and 2008.  At December 31, 2010 and 2009, all CSARs were fully vested and were measured at their intrinsic value.  The market price for Alcon common shares was  $163 per share at December 31, 2010.  At December 31, 2010 and 2009, the Company's liability for CSARs totaled  $2 and  $3, respectively.  The related activity in 2010, 2009 and 2008 was not significant.

The Company expects to use liability awards minimally in the future.  As of December 31, 2010, there was no unrecognized compensation cost related to CSARs granted under the plan.

Deferred Compensation	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Deferred compensation
(13)	Deferred Compensation

The Alcon Executive Deferred Compensation Plan permits certain executives of the Company to defer receipt of compensation and certain stock gains otherwise payable currently and to accumulate earnings thereon on a tax-deferred basis.  The plan is designed to permit executives' deferral elections to be held and owned by the Company in a Rabbi trust.  During the years ended December 31, 2010, 2009 and 2008, certain executives elected to defer compensation totaling  $2,  $1, and  $1 respectively.  At December 31, 2010 and 2009, other long term liabilities in the accompanying consolidated balance sheets included liabilities under the plan of  $12 and  $13, respectively.
In 2004, the Company established the Alcon Excess 401(k) Plan, allowing deferral of excess employer contributions that cannot be made to the Alcon 401(k) Retirement Plan because of limitations under the U.S. Internal Revenue Code of 1986.  During the years ended December 31, 2010, 2009 and 2008, deferrals under the plan were  $5,  $3 and  $3 respectively.  At December 31, 2010 and 2009, liabilities under the plan, included in other long term liabilities in the accompanying consolidated balance sheets, were  $17 and  $13, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Related Party Transactions
(14)	Related Party Transactions

As of December 31, 2010, Novartis had purchased 231,352,279 common shares of Alcon, and Nestlé no longer owned any common shares of Alcon.

On January 9, 2009, the Company entered into an agreement with Novartis Pharma AG (an affiliate of Novartis) providing for the co-promotion under their license of the Lucentis® product in Japan.  This agreement has a three-year term ending on December 31, 2011.  During the years ended December 31, 2010 and 2009, the Company recognized approximately  $10 and  $3 in co-promotion fees from this agreement, which fees were more than sufficient to recover the Company's costs under the agreement.

During the year ended December 31, 2010, the Company reimbursed Novartis for certain operating expenses totaling  $2 incurred on the Company's behalf.

The Company's other material transactions with related parties during 2010, 2009 and 2008 were with Nestlé and its subsidiaries.  All material related party transactions that are not disclosed elsewhere in these notes are included below.

During 2010, 2009 and 2008, the Company had investments and borrowings with Nestlé and its subsidiaries which resulted in the following impact to earnings before income taxes:

	2010	2009	2008

Interest expense	$1	$3	$5
Interest income	$--	Less than $1	Less than $1

The Company continues to lease certain facilities from Nestlé subsidiaries which resulted in rent expense of  $3,  $3, and  $2 in 2010, 2009 and 2008, respectively.  Nestlé provided the Company with certain services, including a portion of the Company's information technology licenses, corporate legal services, certain treasury and cash management activities and certain internal audit activities.  Nestlé charged the Company for its portion of the costs of these services based on arm's length prices.  Such charges were less than  $3 in each of the three years ended December 31, 2010, 2009 and 2008.

During 2008, Lehman Brothers International (Europe) London filed for administration in England.  At that time the Company's cash and cash equivalents included  $707 of short term securities held in a segregated custodial account of Lehman Brothers International (Europe) London pursuant to a Custody Agreement.  Nestlé invoiced the Company in December 2008, and in 2009 the Company reimbursed Nestlé, for a total of  $5 in fees paid by Nestlé to the Joint Administrators of Lehman Brothers International (Europe) (in administration) related to the release of the short-term securities held in the custodial account.  This amount of fees is subject to adjustment depending on the final costs incurred to settle the administration of Lehman Brothers International (Europe).

The Company executed certain foreign exchange contracts through Nestlé Finance SA, Cham to benefit from Nestlé's foreign exchange transaction volumes and expertise.  At December 31, 2010 and 2009, the Company had no notional amounts outstanding with Nestlé.

The Company participated with certain Nestlé affiliates in specific cash pooling accounts under which overdraft lines of credit were available and were jointly and severally guaranteed by all participants, including the Company.  At December 31, 2010, these lines of credit were longer available.

The Company was part of the Nestlé Swiss Value-Added Tax Group until October 2010, when a new Swiss Alcon Value-Added Tax Group was formed. Alcon is jointly and severally liable for any value-added tax liabilities of all other Swiss Alcon Group participants effective October 2010.

Pension and Postretirement Benefits	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Pension and Postretirement Benefits
(15)	Pension and Postretirement Benefits

The Company's pension and postretirement benefit plans, which in aggregate cover substantially all employees in the United States and employees in certain other countries, consist of defined benefit pension plans, defined contribution plans and a postretirement healthcare plan.  The Company's cost of defined contribution plans was  $94,  $86 and  $78 in 2010, 2009 and 2008, respectively.

The information provided below pertains to the Company's defined benefit pension plans and postretirement healthcare plan.  The measurement date used to determine pension and postretirement benefit measurements for all of the benefit plans in 2010, 2009 and 2008 was December 31 of the respective year.

The changes in benefit obligations, fair values of plan assets and funded status for the years ended December 31, 2010 and 2009 were:

			Postretirement
	Pension Benefits		Benefits
	2010	2009	2010	2009
Change in Benefit Obligation
Benefit obligation at beginning of year	$557	$458	$276	$269
Service cost	28	23	14	13
Interest cost	30	29	16	16
Benefits paid by trust	(5)	(7)	(11)	(10)
Benefits paid by Company	(21)	(19)	--	--
Employee contributions	1	1	--	--
Foreign currency translation	7	3	--	--
Medicare subsidy	--	--	1	1
Conversion of multi-employer plan/acquisition	--	35	--	--
Special termination benefits	101	--	--	--
Curtailment	(44)	--	--	--
Actuarial (gain)/loss	58	34	45	(13)

Benefit obligation at end of year	712	557	341	276

Change in Plan Assets
Fair value of plan assets at beginning of year	119	68	177	123
Actual return on plan assets	7	10	18	32
Employer contribution	12	17	34	32
Employee contributions	1	1	--	--
Conversion of multi-employer plan/acquisition	--	29	--	--
Foreign currency translation	4	1	--	--
Benefits paid	(5)	(7)	(11)	(10)

Fair value of plan assets at end of year	138	119	218	177

Funded Status at End of Year	$(574)	$(438)	$(123)	$(99)

Amounts Recognized in the Consolidated Balance Sheets
Accrued benefit costs in other current liabilities	$(31)	$(15)	$--	$--
Pension and postretirement obligation in other long term liabilities	(543)	(423)	(123)	(99)

Net amount recognized in the consolidated balance sheet	$(574)	$(438)	$(123)	$(99)

Amounts recognized in accumulated other comprehensive income, net of taxes, at December 31, 2010 consisted of:

	Pension Benefits	Postretirement Benefits

Prior service cost	$--	$--
Net losses (gains)	82	42

Total	$82	$42

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in the year ended December 31, 2011 were estimated to be:

	Pension	Postretirement
	Benefits	Benefits

Prior service cost	$--	$--
Net losses (gains	4	4

Total	$4	$4

The accumulated benefit obligation for all defined benefit pension plans was  $605 and  $439 at December 31, 2010 and 2009, respectively.

The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2010 and 2009:

	Pension Benefits
	2010	2009

Projected benefit obligation	$571	$438
Accumulated benefit obligation	511	359
Fair value of plan assets	13	10

			Postretirement
	Pension Benefits		Benefits
Weighted Average Assumptions to Calculate Benefit	2010	2009	2010	2009
Obligations as of December 31

Discount rate	4.8%	5.4%	5.5%	6.0%
Expected return on plan assets	4.0	4.2	6.6	7.5
Rate of compensation increase	4.9	4.9	N/A	N/A

			Postretirement
	Pension Benefits		Benefits
Weighted Average Assumptions to Calculate Net	2010	2009	2010	2009
Benefit Costs for

Discount rate	5.4%	5.7%	6.0%	6.0%
Expected return on plan assets	4.2	3.3	7.5	7.5
Rate of compensation increase	4.9	5.1	N/A	N/A

The discount rates for the defined benefit pension plans were determined by matching, as of the respective measurement dates, the expected future cash flows with high-quality fixed-income securities of the same duration.  This resulted in weighted average discount rates for appropriate equivalent annualized rates.

The discount rates for the postretirement benefit plan were determined by matching the expected future cash flows with high quality fixed-income securities of the same duration as of the respective measurement dates.

The expected long term rates of return on plan assets were based on historical market index returns for the applicable asset classes weighted in proportion to the target allocation of the plan.  The return assumption for the postretirement benefits plan also took into account the estimated cost of life insurance coverage and insurer profit due to the use of the trust-owned life insurance investment vehicle.

At December 31, 2009, the Company adopted the provisions of the Compensation-Defined Benefits-Disclosure Topic of the ASC, as adopted by the FASB, which enhances disclosure requirements for fair value measurements.  The required hierarchical levels were discussed in note 5.

Pension Plan Assets

The Company's overall investment strategy is to achieve a mix of investments for long-term growth and investments for near-term benefit payments, with a wide diversification of asset types, fund strategies, and fund managers.  The strategies use a variety of asset classes to provide return opportunities that are consistent with the Company's acceptable risk tolerance.  The majority of the Company's plans are unfunded, with the major funded plans designated for employees in Japan, Belgium and Spain.

The target allocations for plan assets at December 31, 2010 (on a weighted-average basis) were 12% equity securities, 14% debt securities, 41% guaranteed investment contracts and 33% other investments.  Equity securities primarily included investment in large capitalization companies and index funds located in the United States and Japan.  Debt securities were primarily government bonds in Japan.  The guaranteed investment contract was with an insurance company located in Japan used to fund benefits for employees in Japan.  Other investments consisted of investment funds mainly invested in a mix of debt and equity securities for employees in Belgium, the Netherlands and Norway.  Assets previously invested with a Nestlé plan for employees in Spain had been liquidated and the proceeds were in cash and cash equivalents at December 31, 2010.

Expected long-term rates-of-return on assets were based primarily on historical returns and asset-liability modeling studies and considered expected real returns, inflation fluctuations and volatility of each asset category.

At December 31, 2010 and 2009, the Company's asset allocations by asset category were as follows:

	2010	2009

Cash and cash equivalents	$31	$8
Equity securities	5	12
Debt securities	7	20
Guaranteed investment contracts	51	40
Other investments:
Investment funds	39	35
Other	5	4

Total	$138	$119

At December 31, 2010, financial assets for pension benefits measured at fair value on a recurring basis were categorized in the table below based upon the lowest level of input that is significant to the fair value measurement as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$31	$--	$--	$31
Equity securities (a)	--	5	--	5
Debt securities (b)	--	7	--	7
Guaranteed investment contracts (c)	--	51	--	51
Other investments (d):
Investment funds	--	39	--	39
Other	--	5	--	5

Total	$31	$107	$--	$138

(a)	This category consists mainly of large capitalization companies and index funds in the United States and Japan.
(b)	This category consists mainly of government debt securities primarily in Japan.
(c)
This category is primarily guaranteed investment contracts in Japan administered through insurance companies with guaranteed returns of 0.75%.  The life insurance companies pool pension plan assets together from all the participating companies and generally invest in a relatively conservative asset mix of corporate and government bonds, mostly Japanese, with a minor portion in both domestic and foreign equity, loans and other investments.

(d)
This category includes assets held in a variety of funds primarily managed by Nestlé Capital Management (a Nestlé affiliate) and State Street Global Advisors for the benefit of employees in Belgium and the Netherlands.  Equity funds consist of Robusta European, Common Contractual and Emerging Market funds (operated by Nestlé's investment management company) and State Street Global Advisors Asia Pacific and World Index funds.  Fixed income funds consist of Euro government bonds, Robusta Inflation Linked and Global Credit Bonds (operated by Nestlé's investment management company).  A minor portion of the funds are invested in real estate, commodities and absolute return hedge funds.

The Company maintains an irrevocable Rabbi trust to be held and invested in an unfunded arrangement for the payment of benefits to participants under certain defined benefit pension plans of the Company.  The assets of the trust are restricted to the payment of pension benefits except under certain conditions, such as the Company's insolvency or termination of the trust.  The Alcon Executive Retirement Plans Grantor Trust Agreement provides for the Company to fund the current actuarially determined present value of the aggregate accrued pension benefits of all participants upon the change of control (discussed in note 16).  Based on actuarially determined pension benefit projections and market conditions, the Company contributed  $152 during 2010 to satisfy this requirement.  The assets of the trust were primarily the cash surrender value ( $279 as of December 31, 2010) of company owned life insurance policies purchased from a related captive insurance company subsidiary and cash equivalents ( $152 as of December 31, 2010).

The Company does not anticipate that any assets from defined benefit plans would be returned to the Company during the year ending December 31, 2011.

At December 31, 2009, financial assets for pension benefits measured at fair value on a recurring basis were categorized in the table below based upon the lowest level of input that is significant to the fair value measurement as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$8	$--	$--	$8
Equity securities (a)	--	12	--	12
Debt securities (b)	--	20	--	20
Guaranteed investment contracts (c)	--	40	--	40
Other investments (d):
Investment funds	--	35	--	35
Other	--	4	--	4

Total	$8	$111	$--	$119

(a)	This category consists mainly of large capitalization companies and index funds in the United States and Europe.
(b)	This category consists mainly of government debt securities in Europe, the United States and Japan.
(c)
This category is primarily guaranteed investment contracts in Japan administered through insurance companies with guaranteed returns of 0.75%.  The life insurance companies pool pension plan assets together from all the participating companies and generally invest in a relatively conservative asset mix of corporate and government bonds, mostly Japanese, with a minor portion in both domestic and foreign equity, loans and other investments.

(d)
This category includes assets held in a variety of funds primarily managed by Nestlé Capital Management (a Nestlé affiliate) and State Street Global Advisors for the benefit of employees in Belgium and the Netherlands.  Equity funds consist of Robusta European, Common Contractual and Emerging Market funds (operated by Nestlé's investment management company) and State Street Global Advisors Asia Pacific and World Index funds.  Fixed income funds consist of Euro government bonds, Robusta Inflation Linked and Global Credit Bonds (operated by Nestlé's investment management company).  A minor portion of the funds are invested in real estate, commodities and absolute return hedge funds.

Postretirement Benefits Assets

The Company's overall investment strategy for these fund assets is to invest in long-term growth assets (excluding necessary cash for near-term benefit payments) with a wide diversification of asset types, fund strategies, and fund managers.  The strategies use a variety of asset classes to provide return opportunities that are consistent with the Company's acceptable risk tolerances.  The post retirement plan is a U.S. plan having assets funded to a Voluntary Employee Benefit Association ("VEBA") trust and to a 401(h) account under the Alcon Retirement Plan.  The blended target allocations for plan assets at December 31, 2010 were 6% cash and cash equivalents, 63% global equity securities, 27% corporate bonds, and 4% other investments.  Equity securities primarily included investment in large cap companies located around the world.  Corporate bonds were primarily investment-grade bonds of companies in diversified industries primarily located in the United States.  Other investments consisted primarily of convertible bonds and real assets, including real estate investments and commodities.  Expected long-term rates-of-return on assets were primarily based on historical returns.

At December 31, 2010 and 2009, the Company's asset allocations by asset category were as follows:

	2010	2009

Cash and cash equivalents	$37	$27
Equity securities (funds and direct holdings):
Equity securities - U.S. large cap	32	28
Equity securities - large cap located outside United States (a)	28	26
Debt securities:
Debt securities – U.S. Treasuries, Agencies & investment grade corporate (b)	31	29
Other investments:
Alcon Active Balanced Fund (c)	90	67

Total	$218	$177

(a)	International holdings were largely located in developed countries within Europe, the Far East and Australia.
(b)	Debt securities were largely located in the United States, benchmarked to the Barclay's Aggregate Index.
(c)	The 401(h) account is invested in a balanced fund offered within the Master Trust for the Defined Contribution Plans for Alcon Laboratories, Inc. and Alcon (Puerto Rico), Inc.

At December 31, 2010, financial assets measured at fair value on a recurring basis were categorized in the table below for postretirement benefits based upon the lowest level of input that is significant to the fair value measurement as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$37	$--	$--	$37
Equity securities:
Equity securities – U.S. large cap (a)	--	32	--	32
Equity securities – large cap located outside United States (b)	--	28	--	28
Debt securities:
Debt securities – U.S. Treasuries, Agencies & investment
grade corporate (c)	--	31	--	31
Other investments:
Alcon Active Balanced Fund (d)	--	90	--	90

Total	$37	$181	$--	$218

(a)	This category consists of assets in a U.S. equity index fund through trust-owned life insurance.
(b)	This category consists of assets in an international equity index fund through trust-owned life insurance.
(c)	This category consists of assets in a U.S. Aggregate Board bond market index fund through trust-owned life insurance.
(d)
This category consists of one investment in the Alcon Active Balanced fund.  This fund has a globally balanced mandate to include global equities (primarily developed countries), investment grade U.S. corporate and agency debt, real assets and convertibles.  The fund is highly liquid with the vast majority of assets classified as either Level 1 or Level 2 within the FASB fair value hierarchy.

The Company does not anticipate that any assets from the postretirement benefits plan would be returned to the Company during the year ending December 31, 2011.

At December 31, 2009, financial assets measured at fair value on a recurring basis were categorized in the table below for postretirement benefits based upon the lowest level of input that is significant to the fair value measurement as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$27	$--	$--	$27
Equity securities:
Equity securities – U.S. large cap (a)	--	28	--	28
Equity securities – large cap located outside United States (b)	--	26	--	26
Debt securities:
Debt securities – U.S. Treasuries, Agencies & investment grade corporate (c)	--	29	--	29
Other investments:
Alcon Active Balanced Fund (d)	--	67	--	67

Total	$27	$150	$--	$177

(a)	This category consists of assets in a U.S. equity index fund through trust-owned life insurance.
(b)	This category consists of assets in an international equity index fund through trust-owned life insurance.
(c)	This category consists of assets in a U.S. Aggregate Board bond market index fund through trust-owned life insurance.
(d)
This category consists of one investment in the Alcon Active Balanced fund.  This fund has a globally balanced mandate to include global equities (primarily developed countries), investment grade U.S. corporate and agency debt, real assets, convertibles and absolute return funds.  The fund is highly liquid with the vast majority of assets classified as either Level 1 or Level 2 within the FASB fair value hierarchy.

Contributions

The Company expects to contribute in 2011 approximately  $41 to its pension plans and approximately  $27 to its postretirement benefit plan.

Estimated Future Benefit Payments

The following table provides the benefit payments expected to be paid and the anticipated subsidy receipts:

	Pension Benefits	Postretirement Benefits
		Gross Payments	Subsidy Receipts

2011	$32	$12	$(1)
2012	32	13	(1)
2013	32	15	(1)
2014	33	16	(2)
2015	36	18	(2)
2016 - 2020	204	123	(14)

	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
Components of Net Periodic Benefit Cost

Service cost	$28	$23	$24	$14	$13	$13
Interest cost	30	29	24	16	16	15
Expected return on assets	(5)	(4)	(2)	(14)	(10)	(11)
Prior service cost	(5)	(1)	(1)	--	1	1
Special termination benefits	101	--	--	--	--	--
Net losses	6	7	7	2	4	1

Net periodic benefit cost	155	54	52	18	24	19

Other Changes in Plan Assets and Benefit
Obligations Recognized in Other
Comprehensive Income

Current year net loss (gain)	56	33	16	40	(35)	47
Amortization of net (gain)	(6)	(7)	(6)	(2)	(4)	(1)
Amortization of prior service cost	5	1	1	--	(1)	(1)
Curtailment	(44)	--	--	--	--	--
Foreign currency translation	2	2	(2)	--	--	--
Net charge to other comprehensive
income	13	29	9	38	(40)	45

Total recognized in net periodic pension
cost and other comprehensive income	$168	$83	$61	$56	$(16)	$64

Effective January 1, 2008, the Company adopted a provision to measure the funded status of a plan as of the date of its year-end balance sheet.  The Company utilized the alternate transition method to transition the measurement date for its defined pension benefit plan in Japan from September 30 to December 31.  Under this transition method, the Company charged 3/15ths of the estimated pension cost from October 1, 2007 to December 31, 2008 (or  $1, net of taxes) to retained earnings as of January 1, 2008.

Certain U.S. defined benefit plans contain change of control provisions that, among other items, provide for accelerated vesting of benefits.  The Company recognized charges of  $97 in special termination benefits and amortization of prior service cost upon the change of control in the ownership of Alcon by Novartis's purchase of Nestlé's common shares of Alcon (discussed note 16).  A curtailment gain of  $44 was offset against prior unrecognized losses and no gain was recognized in earnings.  Except for certain key employees, payments of these accelerated benefits began during the fourth quarter of 2010 as provided by the plans.

The healthcare cost trend rate used to measure the expected cost of benefits covered by the postretirement plan is 7.6% at December 31, 2010, declining to 5% in 2017 and after.  The effect of a one percentage point change in assumed medical cost trend rates is as follows:

	1% Increase	1% Decrease

Effect on total of service and interest cost components	$6	$(5)

Effect on the postretirement benefit obligation	60	(47)

In certain countries, the Company's employees participate in defined benefit plans of Nestlé.  No separate valuation for the Company's employees has historically been prepared for the plans, as they are not individually material to the Company or to Nestlé.  Accordingly, these plans are treated as multi-employer plans.  Annual contributions to these plans are determined by Nestlé and charged to the Company.  Company contributions to these plans during 2010, 2009 and 2008 were  $10,  $9, and  $10, respectively.  Future contributions may not reflect past trends.  During 2009, the Company obtained a separate valuation for its Belgium and Netherlands subsidiaries' defined benefit pension plans and converted from multi-employer plans to single-employer plans.  Prior to the change of ownership by Novartis, the Company and Nestlé entered into an agreement outlining the terms to segregate Alcon employees from Nestlé pension plans.  The agreement provides that, except for certain circumstances, all current Alcon pension participants will be migrated from Nestlé pension plans to other, not yet determined Alcon pension plans by January 1, 2011.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Shareholders' Equity
(16)	Shareholders' Equity

Share Cancellation

On May 5, 2009, Alcon's shareholders approved the cancellation of 1,043,400 Alcon common shares, which the Company purchased during 2008.  After the fulfillment of certain formal Swiss law requirements, the cancellation became effective in August 2009.

On May 6, 2008, the Company's shareholders approved the cancellation of 7,657,400 Alcon common shares, which the Company purchased during 2007.  After the fulfillment of certain formal Swiss law requirements, the cancellation became effective in August 2008.

Change of Control and Proposed Merger

On April 6, 2008, Nestlé and Novartis executed the Purchase and Option Agreement pursuant to which Nestlé agreed to sell approximately 74 million of its shares of Alcon common stock to Novartis in a cash transaction at a price of  $143.18 per share.  That sale was consummated on July 7, 2008, and Novartis acquired a minority stake in Alcon of slightly less than 25% of Alcon's outstanding shares, while Nestlé remained Alcon's majority shareholder with approximately 156 million Alcon shares comprising approximately 52% of the Company's outstanding shares.

The Purchase and Option Agreement between Nestlé and Novartis also contained put and call option rights on the balance of approximately 156 million Alcon shares owned by Nestlé.  The option rights commenced on January 1, 2010.  As outlined by the two parties, these rights granted (i) Novartis a call option to buy all but 4.1 million (or 2.5%) of Nestlé's remaining Alcon shares at a fixed price of  $181 per share and the 4.1 million shares at the first stage price of  $143.18 per share, and (ii) Nestlé a put option to sell to Novartis all but 4.1 million of its remaining Alcon shares to Novartis at the lower of Novartis's call price of  $181 per share or a premium of approximately 20.5% above the then-market price of Alcon shares, calculated as the average market price of Alcon shares during the five trading days immediately preceding the exercise date of the put option, with the 4.1 million share balance to be sold at the first stage closing price of  $143.18 per share.

On January 4, 2010, Novartis announced that it had exercised its option to purchase the remaining approximately 156 million Alcon shares owned by Nestlé at a weighted average price of  $180 per share in cash, pursuant to the Purchase and Option Agreement.  After consummation of the purchase on August 25, 2010, Novartis owned an approximate 77% interest in Alcon with the 23% balance being the publicly traded shares.

The consummation triggered certain change of control provisions in certain retirement plans for Company employees, the Company's share-based awards plan (including the vesting of certain outstanding share-based awards) and other agreements.

On January 4, 2010, Novartis also announced that it submitted to the Alcon board of directors a proposal for a merger of Alcon with and into Novartis to be effected under Swiss merger law.  Under the terms of the merger proposal, holders of the Alcon shares that are publicly traded would receive 2.8 Novartis shares for each Alcon share.  The proposed merger would be contingent upon, among other things, approval by the Alcon board of directors.  The Company believes that Alcon's Organizational Regulations provide that the Alcon board of directors may only approve the proposed merger if a majority of the Independent Director Committee so recommends; however, management cannot predict the outcome of any proceeding that might be initiated to interpret or challenge this position.

The Independent Director Committee was formed in 2008 in connection with Novartis's initial purchase of slightly less than 25% of the Alcon shares from Nestlé to evaluate transactions such as the merger proposed by Novartis.  The Independent Director Committee engaged independent financial and legal advisors in connection with its evaluation of the proposed merger.  On January 20, 2010, the Independent Director Committee issued its formal response rejecting the Novartis merger proposal.  The committee rejected the merger proposal based on its assessment that the price offered and other terms were not acceptable and that Novartis's merger proposal was not in the best interests of Alcon and its minority shareholders.

Merger Agreement of December 14, 2010

On December 15, 2010, Alcon announced that its board of directors approved a merger agreement with Novartis, whereby Novartis will pay a total merger consideration valued at  $168 per share for the Alcon shares it does not currently own.  Under the terms of the deal, the merger consideration will be comprised of a combination of Novartis shares and, if necessary, a cash contingent value amount to result in a total value of  $168 per share.  The exact exchange ratio and cash contingent value amount will be calculated based upon formulas set forth in the merger agreement.

In accordance with Alcon's Organizational Regulations and after receiving a fairness opinion from its independent financial adviser, Greenhill & Co., the Independent Director Committee recommended approval of the merger agreement to the Alcon board.  The board also received a separate fairness opinion rendered by Lazard Frères & Co. LLC in connection with the transaction.  After considering these items and other appropriate information and factors, the Alcon board approved the merger proposal.

The merger will be effected under Swiss merger law.  Completion is conditional, among other things, on two-thirds approval by the shareholders of both Novartis and Alcon voting at their respective meetings, and the registration and listing of Novartis shares on the SIX Swiss Exchange and American Depository Shares on the New York Stock Exchange to be issued as merger consideration.  At December 31, 2010, Novartis owned more than the required two-thirds of the outstanding common shares of Alcon and has agreed, subject to certain conditions, to vote all of its Alcon shares to approve the merger.  The merger is expected to be completed during the first half of 2011.

Upon completion of the merger, Alcon will become the second largest division within Novartis.  Novartis has proposed that its CIBA VISION operations and select Novartis ophthalmic medicines will be integrated into Alcon.

Independent Director Committee Trust

On July 8, 2010, the Independent Director Committee announced the creation and funding of the Alcon Litigation Trust, an irrevocable trust established under New York law pursuant to a resolution of the Alcon board of directors.  The members of the Independent Director Committee were the trustees of the trust.  The trust was created and funded on July 7, 2010 with  $50.  The trust was created to provide the financial means to commence, defend or maintain litigation relating to any transaction between Alcon and a majority shareholder, including the transaction contemplated by the merger proposal announced by Novartis on January 4, 2010, and ensure the protection of the interests of Alcon and its minority shareholders in connection with any such transaction.

In connection with the merger agreement of December 14, 2010, the trust was terminated and the trust property was returned to Alcon in December 2010.

Share Repurchase Agreement Terminated

In March 2008, as a result of the then-pending agreement between Nestlé and Novartis discussed above, the Company halted the purchase of Alcon common shares in the open market under all share repurchase programs, and terminated the pro rata share repurchase agreement with Nestlé that it had entered into following the December 2007 authorization by the board of directors of the share repurchase program that provided for the purchase of up to  $1,100 of Alcon common shares.  Prior to its termination, the Company had purchased a total of 150,000 shares under the agreement, comprised of 112,500 shares from the Company's majority shareholder, Nestlé, and 37,500 shares from the market, for a total of  $20.  The price for the shares purchased from Nestlé under the agreement was equal to the volume-weighted average price for such shares determined in accordance with Rule 10b-18 of the U.S. Securities Exchange Act of 1934.

The program authorized in December 2007 was in addition to the Company's pre-existing share repurchase program, under which, as of December 31, 2008, the Company had remaining authorization to purchase up to 1.8 million shares.   In September 2008, the Company resumed purchasing from the public under the pre-existing program up to 1 million Alcon common shares to be presented to the shareholders for retirement.  Neither Nestlé nor Novartis participated in this program and their ownership interests did not change materially as a result of these share repurchases.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Commitments and Contingencies
(17)	Commitments and Contingencies

Minority Shareholder Class Action Lawsuits

On January 4, 2010, Novartis announced that it submitted to the Alcon board of directors a proposal for a merger of Alcon with and into Novartis to be effected under Swiss merger law (note 16).

Certain Alcon minority shareholders filed several class action lawsuits related to Novartis's January 2010 merger proposal concerning the acquisition of the remaining publicly held minority interest.  The claims varied among the cases, but include allegations of: (i) breach of contract against Alcon; (ii) tortious interference with contract against Novartis and Nestlé; (iii) breach of fiduciary duties against the Alcon board of directors, Nestlé and Novartis; (iv) aiding and abetting breaches of fiduciary duties against the Alcon board of directors, Nestlé and Novartis; (v) breach of Section 13(d) of the Exchange Act against Novartis and Nestlé for an alleged failure to disclose that they were acting as a "group;" and (vi) breach of Section 14(d) of the Exchange Act against Novartis and Nestlé for an alleged failure to file with the U.S. Securities and Exchange Commission the materials required in connection with a "tender offer."

Eight cases filed in the U.S. District Courts for the Southern District of New York and the Northern District of Texas were consolidated into one class action case in the Southern District of New York.  A ninth case, which did not name Alcon, Inc. and its board of directors as parties, was filed in the Eastern District of New York but was voluntarily dismissed by the plaintiffs on March 18, 2010.

On April 14, 2010, plaintiffs in the consolidated action dismissed their claims against Nestlé and the five Alcon directors designated by Nestlé.  On May 24, 2010, the court granted a motion by Novartis and dismissed the action in its entirety on the ground that Switzerland was a more convenient forum for the dispute.  On July 14, 2010, the plaintiffs appealed the district court's dismissal to the U.S. Court of Appeals for the Second Circuit.  Plaintiffs moved to dismiss the appeal on January 5, 2011, and the Second Circuit granted their motion the next day.
Two cases filed in District Court, Tarrant County, Texas and two cases filed in the County Court at Law, Dallas County, Texas were consolidated for pre-trial purposes by the Texas Multidistrict Litigation Panel in the Texas District Court, Dallas County.  In November 2010, the court granted Novartis's motion seeking dismissal of these actions on the ground that Switzerland is a more convenient forum.  The plaintiffs appealed the court's dismissal, and the appeal is pending.

Other Contingencies

The Company, either alone or jointly with its commercial partners, has filed fourteen North American patent infringement actions against six different generic drug companies.  With the exception of international generic challenges, all of these generic drug companies are seeking U.S. Food and Drug Administration ("FDA") approval to market generic versions of the Company's products, under what are known as Abbreviated New Drug Applications ("ANDAs").

Each infringement action was filed after the Company received notice that one or more of the generic drug companies had filed an ANDA seeking approval to sell a generic version of the Company's product.  As part of its ANDA, each generic drug company challenged one or more patents covering the Company's product.  In the United States, as a result of filing the lawsuits, the FDA must delay approval of the related ANDAs for 30 months unless the litigation is earlier resolved or the court modifies the 30-month stay on FDA approval.  In Canada, filing of the lawsuit secured a 24-month delay in approval from the Minister of Health, which can be shortened if the litigation is earlier resolved or the court modifies the 24-month stay on such approval.  Should any generic drug company succeed in overcoming the Company's patents and secure regulatory approval, it would be entitled to sell a generic product that would compete with the Company's product in the United States or Canada.  Such competition would be expected to impact significantly the Company's sales and profits.

The following table provides a summary of these lawsuits:

Parties seeking approval	Alcon product(s)	No. of patents challenged	Longest patent expiration date	Patents owned by	Jurisdiction/Regulatory Body	Date first suit filed	Status	If generic challenger is successful, earliest date that a generic may begin selling

Teva Pharmaceuticals USA, Inc.	Vigamox® antibiotic ophthalmic solution (Moxifloxacin, the primary ingredient in Vigamox®, is licensed to Alcon by Bayer Schering Pharma AG).	3(1)	2020	Bayer Schering Pharma AG/the Company	FDA, U.S. District Court of Delaware	April 5, 2006	Trial relative to the Company's patent concluded on March 6, 2008. On October 19, 2009, the court ruled in the Company's favor. Teva has appealed.	September 4, 2014
Apotex Inc., Apotex Corp., Barr Laboratories, Inc., Wockhardt Limited, Sandoz Inc. and Sandoz Canada Inc. (the last two parties are affiliates of Novartis)	Patanol® and Pataday™ anti-allergy ophthalmic solutions	Up to 5 (2), (3), (4),(5), (6), (7)	2015 (Patanol®) and 2023 (Pataday™)	Kyowa Hakko Kirin Co., Ltd./the Company	FDA, U.S. District Court in Indianapolis and Canadian Minister of Health, Federal Court in Toronto	November 15, 2006	One non-jury trial concluded on May 7, 2010. Closing arguments, however, were held August 3, 2010. A ruling has not yet been issued.	June 18, 2011 (2), (3), (4), (5), (8), (9)
Barr Laboratories, Inc., Par Pharmaceutical, Inc., Apotex Corp. and Apotex Inc.	TRAVATAN® and TRAVATAN Z® ophthalmic solutions	Up to 7	2014(8)	The Company	FDA, U.S. District Court of Delaware	April 30, 2009	Trial postponed until May 2, 2011. The parties have requested a further postponement.	December 2011(8)

(1)  Two of the patents are owned by the Company's licensor, Bayer Schering Pharma AG, and the third, which expires in 2020 (including a six-month pediatric extension), is owned by the Company.  The two Bayer Schering Pharma AG patents were also the subject of another Teva ANDA seeking approval to sell a generic version of Bayer Schering Pharma AG's systemic moxifloxacin product, Avelox®.  Suit was filed by the Company and Bayer Schering Pharma AG as co-plaintiffs against Teva relative to the Vigamox® ANDA on April 5, 2006 in the U.S. District Court in Delaware.  Bayer Schering Pharma AG subsequently filed suit in the same court relative to the Avelox® ANDA, and the two suits were merged.  Trial was scheduled to begin February 26, 2008, but the dispute between Bayer Schering Pharma AG and Teva relative to the two Bayer Schering Pharma AG patents was resolved by settlement on the eve of trial.  Under the terms of the settlement, Teva acknowledged the validity and enforceability of both Bayer Schering Pharma AG patents, and further acknowledged that its proposed generic ophthalmic product would infringe both patents.  Teva has therefore relinquished any claim that it is entitled to market the generic ophthalmic product prior to September 4, 2014.  The Company remains the exclusive ophthalmic licensee under the Bayer Schering Pharma AG patents.

The trial relative to the Company's patent concluded on March 6, 2008.  On October 19, 2009, the court ruled in the Company's favor on all counts, finding the Company's patent to be valid and infringed by the proposed generic product.  Since then, the Company received issuance of a related patent with claims that cover the Vigamox® product and Teva's proposed generic product.  U.S. Patent No. 7,761,010 was issued on March 2, 2010 and has been added to the FDA Orange Book relative to the Company's Vigamox® product.  Teva has appealed the trial court ruling. However, even if Teva were to succeed in having the district court decision reversed on appeal, it would still have to address the Company's recently issued second patent before competing with the Company's Vigamox® product in September 2014 when the underlying Bayer patent expires.  If Teva were to win on appeal and overcome the Company's second patent, the resulting generic competition would be expected to impact significantly the Company's sales and profits.  On a related note, the Company's European counterpart patent to the patent-in-suit was determined to be invalid in a European Patent Office Opposition Proceeding.  That invalidity decision was upheld by an Enlarged Board of Appeal on October 22, 2009.  Divisional patent applications on the Company's Vigamox® product remain pending in the European Patent Office.

(2)  The Company's raw material supplier, Kyowa Hakko Kirin Co., Ltd., holds another U.S. patent that has not been challenged in the Apotex ANDA on Patanol® and expires on December 18, 2010.  In addition, the Company has secured a six-month pediatric extension to the patent coverage, which means this generic challenge poses no threat to the Patanol® product market prior to June 18, 2011.

(3)  Unlike the Apotex ANDA on Patanol®, which is challenging only the patent jointly owned by Kyowa and the Company, the Barr ANDA on Patanol® also challenged Kyowa's composition patent on olopatadine, the active agent in Patanol®.  The 30-month period after which the FDA could have approved Barr's generic product would have expired at the end of March 2010.  Trial was scheduled for late April 2010.  However, in September 2009, Barr withdrew its ANDA and subsequently was dismissed from the suit.

(4)  The Barr ANDA on Pataday™ is challenging the patent jointly owned by Kyowa and the Company, as well as two later issued patents owned by the Company that cover the Pataday™ formulation.  In this ANDA, Barr is not challenging the Kyowa patent on olopatadine that expires in December 2010 (effectively extended until June 18, 2011 by a pediatric extension). Of the two patents owned solely by the Company, the latest expiry date is November 2023. The 30-month period after which the FDA could approve Barr's generic product should expire in May 2011 but is of no practical effect in view of the unchallenged Kyowa patent, the term of which extends until June 2011.

(5)  Like Barr's ANDA on Pataday™, the Apotex ANDA on Pataday™ is challenging the patent jointly owned by Kyowa and the Company, as well as two later issued patents owned by the Company that cover the Pataday™ formulation.  Apotex is not challenging the Kyowa patent on olopatadine that expires in December 2010 (June 2011 with the pediatric extension). If Apotex succeeds in overcoming both of the challenged patents and secures FDA approval, then after the expiration of Barr's potential 180-day "first filer" exclusivity period, it would be entitled to begin selling a generic olopatadine product that would compete with the Company's Pataday™ product in the United States.

(6)  Similar to the Apotex ANDA on Patanol®, the Sandoz Inc. (an affiliate of Novartis) ANDA on Patanol® is challenging only the patent jointly owned by Kyowa and the Company, but not the Kyowa-owned patent on olopatadine, which expires December 2010 (June 2011 with pediatric extension).  Trial was scheduled for April 26, 2010, and consolidation with the above-described Apotex suit (Patanol®) was ordered by the court.  Apotex advised the court of public statements of intent by Novartis to acquire all outstanding shares of Alcon stock, and filed a motion to sever Sandoz from the trial.  On February 22, 2010, the court granted the motion, ordering the suit against Sandoz to proceed separately and confirming the April 26, 2010 trial date with Apotex.  A new trial date for the Sandoz case has not yet been set.  At the request of Sandoz, the court has stayed the litigation against Sandoz until November 2010, and Sandoz has requested a six-month extension of that stay.

The Sandoz Inc. ANDA on Pataday™ is challenging the patent jointly owned by Kyowa and the Company (described above), as well as two later issued patents owned by the Company that cover the Pataday™ formulation.  Of the Company's two patents, the latest expiry date is November 2023.  Sandoz is not challenging the Kyowa patent on olopatadine that expires in December 2010 (effectively extended until June 2011 by a pediatric extension).  On January 27, 2010, Alcon and Kyowa filed suit in the Federal District Court in Indianapolis.  This case was consolidated with the other Pataday™ suits (Barr and Apotex, described above), but at the request of Sandoz, the court has stayed the litigation against Sandoz until November 2010.  Sandoz has requested a six-month extension of that stay.

(7)  The Sandoz Canada Inc. Abbreviated New Drug Submission (ANDS) is challenging only one of the two patents listed in the Canadian Patent Register for the Patanol® product.  The challenged patent (Canadian Patent No. 2,195,094) is jointly owned by Kyowa and the Company and expires in May 2016.  Trial had been scheduled for March 7, 2011, but was postponed by the court with no new trial having been set.

(8)   In June 2010, Alcon announced its plans to discontinue TRAVATAN® in the United States.  Therefore, competition from generic versions of TRAVATAN® would not be expected to impact significantly the Company's sales and profits.  Apotex then withdrew its ANDA on TRAVATAN® and was dismissed from the suit in July 2010.  In November 2010, Barr advised that it too was withdrawing its ANDA on TRAVATAN®.  That leaves Par as the effective first filer for both TRAVATAN® and TRAVATAN Z®.  If Par succeeds in overcoming all of the challenged patents and/or secures FDA approval, it would be entitled to begin selling a generic travoprost product that would compete with the Company's TRAVATAN Z® product in the United States in December 2011.  Such competition would be expected to impact significantly the Company's sales and profits.  Another Alcon patent application is pending that, if granted, would have an expiration date in 2027.

(9)  Apotex, Inc. notified Alcon Canada that Apotex had filed an ANDS seeking approval from the Canadian Minister of Health to market a generic version of the Company's Patanol® product.  The Apotex ANDS is challenging only one of the two patents listed in the Canadian Patent Register for the Patanol® product.  The challenged patent (Canadian Patent No. 2,195,094) is jointly owned by Kyowa and the Company and expires in May 2016.  The Company and Kyowa, by timely initiating this action, are entitled to a 24-month delay (until April 2012) in the regulatory approval from the Minister of Health, which can only be shortened if the litigation is earlier resolved or the court modifies the 24-month stay on such approval.  Should Apotex succeed in overcoming the challenged patent and secure Minister of Health approval, it would be entitled to begin selling a generic olopatadine product that would compete with the Company's Patanol® product in Canada well before the patent expiration in 2016, but not before expiration of the unchallenged patent in November 2012.

The Company is also enforcing patents against generic challengers in China (Patanol®) and Chile (Vigamox®).

On April 16, 2008, Synergetics USA, Inc., a microsurgical device company, filed a civil antitrust lawsuit in the U.S. District Court for the Southern District of New York against the Company and its subsidiary, Alcon Laboratories, Inc. Synergetics asserted damages that it claimed could exceed  $100.  In 2008 and 2009, subsidiaries of the Company filed two suits against Synergetics for patent infringement in the U.S. District Court for the Northern District of Texas in Fort Worth.  Synergetics answered the complaints.  A series of counterclaims and motions followed.  On April 23, 2010, the parties entered a Confidential Settlement and License Agreement together with a Supply Agreement.  Under the agreements, Alcon paid  $32 in exchange for worldwide rights to sell Synergetics patented vitreoretinal products.  The products will be manufactured by Synergetics and supplied to Alcon.  The agreements also settled all pending litigation between Alcon and Synergetics, including both the antitrust and the patent litigation, and provide a process for future dispute resolution.

On December 18, 2008, James M. Nielsen, M.D. filed a patent infringement suit against Alcon, Inc. and Alcon Laboratories, Inc. in the U.S. District Court for the Northern District of Texas in Dallas.  Dr. Nielsen is asserting that his U.S. Patent No. 5,158,572 entitled "Multifocal Intraocular Lens" is being infringed by the Company's AcrySof® ReSTOR® intraocular lens.  The patent, which expired at the end of October 2009, was previously licensed to Advanced Medical Optics, Inc.  The Company filed its Answer January 12, 2009.  The Answer included a counterclaim for a declaratory judgment that the patent-in-suit is invalid and not infringed.  The case had been set for trial in August 2010 but has been postponed.  No new trial date has been set.  Summary judgment motions were filed by both parties January 7, 2011.  Alcon is seeking summary judgment of noninfringement, invalidity and laches, while Dr. Nielsen is seeking partial summary judgment on invalidity and laches/estoppels.  On January 10, 2011, the court ordered that both parties' motions be stricken and refiled in a "cross-motion" format, the briefing for which was extended by the court until the end of March 2011.  An adverse ruling by the court, while possible, would not be expected to impact significantly the Company's sales and profits.

On January 22, 2009, Elan Pharma International Ltd. sued two of the Company's subsidiaries, Alcon Laboratories, Inc. and Alcon Research, Ltd., in the U.S. District Court for the Eastern District of Texas in Sherman, alleging infringement of two Elan patents on nanoparticle technology (U.S. Patent Nos. 5,298,262 and 5,429,842).

The complaint claims that the Company's Azopt® product and, potentially, other products infringe the two patents.  The Company answered and counterclaimed on May 12, 2009.  Elan then moved to dismiss certain of the Company's affirmative defenses and counterclaims.  The Company has filed an amended answer and counterclaims providing greater detail with respect to the Company's inequitable conduct counterclaims.  The case has been set for trial on October 17, 2011.  The Company believes that it has strong defenses and intends to defend itself vigorously.  An adverse ruling by the court, however, could impact significantly the Company's sales and profits.

The Company and its subsidiaries are parties to a variety of other legal proceedings arising out of the ordinary course of business, including proceedings relating to product liability and patent infringement.  The Company believes that it has valid defenses and is vigorously defending the litigation pending against it.

While the results of the aforementioned contingencies cannot be predicted with certainty, management believes that the ultimate liability, if any, will not have a material adverse effect on the Company's consolidated financial position or results of operations.  Litigation contingencies are subject to change based on settlements and court decisions.

The Company may be subject to future litigation and infringement claims, which could cause the Company to incur significant expenses or prevent the Company from selling its products.  The Company operates in an industry susceptible to significant product liability claims.  Product liability claims may be asserted against the Company in the future arising out of events not known to the Company at the present time.

The Company self-insures through captive insurance subsidiaries almost all of its property, business interruption and liability risks.

The Company was self-insured through its captive insurance subsidiary for damages incurred prior to 2006 at one of its sales and distribution facilities and was involved in legal proceedings to seek recovery of its losses and other incremental operating costs from the third parties responsible for the damages.  In December 2008, the captive insurance subsidiary settled its claim against the third parties involved.  Since no recovery had been recorded previously, the Company recognized a gain in the fourth quarter of 2008 related to the settlement of  $15 ( $3 in cost of goods sold and  $12 in selling, general and administration expenses).

In the normal course of business, the Company has entered into research and development arrangements with third parties that require milestone and royalty payments to the third parties contingent upon certain future events linked to the success of the research and development efforts.

During 2008, Lehman Brothers International (Europe) London filed for administration in England.  At that time, the Company's cash and cash equivalents included  $707 of short term securities held in a segregated custodial account of Lehman Brothers International (Europe) London pursuant to a Custody Agreement.  Nestlé invoiced the Company in December 2008 and, in 2009, the Company reimbursed Nestlé, for a total of  $5 in fees paid by Nestlé to the Joint Administrators of Lehman Brothers International (Europe) London (in administration) related to the release of the short-term securities held in the custodial account.  This amount of fees is subject to adjustment depending on the final costs incurred to settle the administration of Lehman Brothers International (Europe) London.  In order to receive an expedited return of assets held by Lehman Brothers International (Europe) (in administration), Alcon has agreed to return any assets which the Joint Administrators determine should not have been disbursed in settlement.  The amount of any funds to be returned, if any, would result from the determination by the Joint Administrators that the rights of another claimant in the proceeding have precedence over the Company's claim.

Commitments

The Company leases certain facilities and equipment under operating leases.  The total costs of operating leases (inclusive of any adjustments associated with escalating rent, rent holidays, contingent rent or rent concessions) are expensed ratably over the life of the operating lease.  Leasehold incentives are capitalized and amortized over the shorter of the life of the lease or the associated asset.  Lease expense incurred was  $73,  $66 and  $77 during 2010, 2009 and 2008, respectively.  Future minimum aggregate lease payments under noncancelable operating leases with a term of more than one year were as follows:

Year	Amount

2011	$67
2012	50
2013	37
2014	24
2015	21
Thereafter	81

Total minimum lease payments	$280

The Company has entered into various fixed and variable purchase commitments and license agreements, requiring future minimum royalties, through 2021.  All commitments are expected to be fulfilled with no adverse consequences to the Company's operations or financial condition.  The total unconditional fixed purchase obligations and future minimum royalties at December 31, 2010 were as follows:

Year	Amount

2011	$41
2012	21
2013	9
2014	2
2015	1
Thereafter	2

Total	$76

Total payments related to the above unconditional purchase commitments and license agreements for the years ended December 31, 2010, 2009 and 2008 were  $93,  $63 and  $97 respectively.  In addition, at December 31, 2010, the Company had entered into various contracts with suppliers to purchase raw materials contingent upon forecasted purchases and other manufacturing requirements.

At December 31, 2010, the Company had guaranteed  $7 of debt for certain customers.  At December 31, 2010, the Company had outstanding letters of credit of  $27.  The letters of credit typically act as a guarantee of payment to certain third parties in accordance with specified terms and conditions.  Additionally, the Company guaranteed  $33 to a third party reinsurer for the Company's captive insurance subsidiaries.

Acquisitions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Acquisitions
(18)	Acquisitions

LenSx Lasers, Inc.

Acquisition in 2010

On August 18, 2010, the Company acquired 100% of the outstanding common shares of LenSx Lasers, Inc.  LenSx is a privately held company that has developed the first femtosecond laser to receive U.S. Food and Drug Administration clearance for use as a complimentary technology in cataract surgery.  The LenSx® laser will enable surgeons to perform specific steps of the traditional cataract procedure with micron-level laser precision, including anterior capsulorhexis, phacofragmentation and the creation of certain corneal incisions.  Previously these steps were done manually with surgical instruments.

The Company paid approximately  $367 in cash at closing to LenSx shareholders for their shares and agreed to maximum contingent payments of approximately  $383 based upon the achievement and over-achievement of future femtosecond unit and procedure fee revenue milestones.

Between the acquisition date and December 31, 2010, LenSx had no revenues and its expenses were not significant.

The following table summarizes the components of the LenSx purchase price:

Cash paid for LenSx shares	$367
Cash paid to a LenSx shareholder for intangible asset integral to the purchase	12
Estimated fair values of future contingent payments	72
Total purchase price	$451

The Company engaged a third-party valuation firm to assist it in determining the estimated fair values of identifiable intangible assets and future contingent payments.  Such a valuation requires significant estimates and assumptions including but not limited to estimating future cash flows and developing appropriate discount rates.  The Company is continuing to obtain information and evaluate these fair value estimates.  The Company's fair value estimates for these components of the transaction may change during the allowable allocation period, which is typically up to one year from the acquisition date.

Fair Values of Future Contingent Payments

In addition to the cash paid to the shareholders of LenSx at the time of the acquisition, the Company is obligated to make contingent payments of up to  $383 based upon the achievement of certain sales objectives through 2015.  The fair values of these payments were estimated to be  $72 and were included as a cost of the acquisition.

There are a number of milestones that could potentially lead to such payments to the former shareholders of LenSx.  This valuation was based on the Company's estimates of the probability and timing of these contingent payments. The fair value measurement was based on significant inputs not observable in the market and thus represents a Level 3 measurement, as described in note 5.  Objectives and milestones were assigned individual probabilities based on the respective current status.  The resultant probability-weighted cash flows were then discounted using a discount rate of 4.5%, which the Company believes is appropriate and representative of a market participant assumption.  The probabilities assigned to payment streams ranged from 10% to 65%.  An increase or decrease of 10 percentage points in the probability assumptions would result in an adjustment to the estimated value of approximately  $6.

The fair values of these contingent payments will be reviewed on a periodic basis.  Any future changes in this estimated value not associated with the original purchase price valuation will be recorded in the Company's results of operations.

Purchase Price Allocation

The allocation of purchase price for acquisitions requires use of accounting estimates and judgments to allocate the purchase price to the identifiable tangible and intangible assets acquired, including in process research and development, and liabilities assumed based on their respective fair values.  Additionally, the Company must determine whether an acquired entity is considered to be a business or a set of net assets, because a portion of the purchase price can only be allocated to goodwill in connection with the acquisition of a business.  The Company believes that LenSx's use of inputs and processes qualify it as the acquisition of a business.

The LenSx purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date.

The valuation of these assets requires significant estimates and assumptions including but not limited to estimating future cash flows and developing appropriate discount rates.

The excess of the purchase price over the fair value of net assets acquired was allocated to goodwill.

The Company believes the estimated fair values assigned to the assets acquired and liabilities assumed were based on reasonable assumptions.  The following table summarizes the estimated fair values of net assets acquired:

Current assets	$10
Property, plant and equipment	2
Identifiable intangible assets	433
Goodwill	133
Long term deferred income tax assets	32
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(157)

Net assets acquired	$451

The Company's fair value estimates for the purchase price allocation may change during the allowable allocation period, which is typically up to one year from the acquisition date.

Identifiable Intangible Assets

Acquired identifiable intangible assets include rights for the use of proprietary technologies for the development of products.  The estimated amortization period is 15 years based on the projected useful life of the products developed by the use of the technology.

The estimated fair value of the acquired intangible assets was determined based on the use of a discounted cash flow model using an income approach for products developed from the acquired technology.  Estimated revenues were probability adjusted to take into account the stage of completion and the risks surrounding successful development and commercialization.  The estimated after-tax cash flows were then discounted to a present value using discount rates appropriate for the risks associated with these projects.

Goodwill

Goodwill represents the excess of the LenSx purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed. The Company believes that the acquisition of LenSx provides the Company access to improved technology and a highly trained LenSx work force as of the acquisition date.

The Company believes that these factors support the  $133 of goodwill recognized as a result of the purchase price paid for LenSx. The goodwill was allocated between the two business segments based on the acquisition models' projected revenues.  The goodwill acquired in the LenSx acquisition is not expected to be deductible for tax purposes.

ESBATech AG

Acquisition in 2009

On September 15, 2009, the Company completed the acquisition of ESBATech AG, a Swiss biotechnology company. Alcon paid ESBATech shareholders  $150 in cash at closing. In addition, the Company recorded the estimated fair value of possible contingent payments of up to  $439 based upon the achievement of future research and development milestones that would be expected to create value for Alcon. ESBATech is a clinical-stage biotechnology company that has been developing a pipeline of proprietary single-chain antibody fragment therapeutics for topical and local delivery for safe and convenient therapy. This acquisition provides the Company with additional research and development capabilities.

The following table summarizes the components of the ESBATech purchase price:

Cash paid for ESBATech shares	$150
Estimated fair values of future contingent payments	71

Total purchase price	$221

The Company engaged a third-party valuation firm to assist it in determining the estimated fair values of in process research and development, identifiable intangible assets and certain tangible assets as well as the future contingent payments.  Such a valuation requires significant estimates and assumptions including but not limited to determining the timing and estimated costs to complete the in process projects, projecting regulatory approvals, estimating future cash flows, and developing appropriate discount rates.

Fair Values of Future Contingent Payments

In addition to the cash paid to the shareholders of ESBATech at the time of the acquisition, the Company is obligated to make contingent payments of up to  $439 based upon the achievement of future research and development milestones that would be expected to create value for Alcon. The fair values of these payments were estimated to be  $71 and were included as a cost of the acquisition.

There are a number of milestones that could potentially lead to such payments to the former shareholders of ESBATech.  This valuation was based on the Company's estimates of the probability and timing of these contingent payments. The fair value measurement was based on significant inputs not observable in the market and thus represents a Level 3 measurement, as described in note 5.  Each milestone was assigned a probability based on its current status.  The resultant probability-weighted cash flows were then discounted using a discount rate of 6%, which the Company believes is appropriate and representative of a market participant assumption.  The probabilities assigned to payment streams ranged from 5% to 39%.  An increase or decrease of 10 percentage points in the probability assumptions would result in an adjustment to the estimated value of approximately  $30.

The fair values of these contingent payments will be reviewed on a periodic basis.  Any future changes in this estimated value not associated with the original purchase price valuation will be recorded in the Company's results of operations.

Purchase Price Allocation

The allocation of purchase price for acquisitions requires use of accounting estimates and judgments to allocate the purchase price to the identifiable tangible and intangible assets acquired, including in process research and development, and liabilities assumed based on their respective fair values.  Additionally, the Company must determine whether an acquired entity is considered to be a business or a set of net assets, because a portion of the purchase price can only be allocated to goodwill in connection with the acquisition of a business.  The Company believes that ESBATech's use of inputs and processes qualify it as the acquisition of a business.

The ESBATech purchase price was allocated to tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date.

The valuation of these assets requires significant estimates and assumptions including but not limited to determining the timing and estimated costs to complete the in process projects, projecting regulatory approvals, estimating future cash flows, and developing appropriate discount rates.

The excess of the purchase price over the fair value of net assets acquired was allocated to goodwill.

The Company believes the estimated fair values assigned to the assets acquired and liabilities assumed were based on reasonable assumptions.  The following table summarizes the estimated fair values of net assets acquired:

Current assets	$1
Property, plant and equipment	2
Identifiable intangible assets	77
In process research and development	104
Goodwill	40
Long term deferred income tax assets	40
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(40)
Other long term liabilities	(1)

Net assets acquired	$221

Identifiable Intangible Assets

Acquired identifiable intangible assets include rights for the use of proprietary technologies for the development of ophthalmic pharmaceuticals.  The estimated amortization period is 20 years based on the projected useful life of the products developed by the use of the technology.

The estimated fair value of the acquired intangible assets was determined based on the use of a discounted cash flow model using an income approach for products developed from the acquired technology.  Estimated revenues were probability adjusted to take into account the stage of completion and the risks surrounding successful development and commercialization.  The estimated after-tax cash flows were then discounted to a present value using discount rates appropriate for the risks associated with these projects.

In Process Research and Development

In conjunction with the ESBATech acquisition, the Company allocated  $104 of the acquisition price to acquire in process research and development assets.

These in process research and development assets are comprised of projects to develop technologies in the field of ophthalmic pharmaceuticals.  These assets were in an early stage of development as of the ESBATech acquisition date of September 15, 2009.

The estimated fair value of the in process research and development assets was determined based on the use of a discounted cash flow model using an income approach for the acquired technologies.  Estimated revenues were probability adjusted to take into account the stage of completion and the risks surrounding successful development and commercialization.  The estimated after-tax cash flows were then discounted to a present value using discount rates appropriate for the risks associated with these projects.

The major risks and uncertainties associated with the timely and successful completion of the acquired in process projects consist of the ability to confirm the safety and efficacy of the technology based on further research, the data from clinical trials, if necessary, and obtaining necessary regulatory approvals.  No assurance can be given that the underlying assumptions used to forecast the cash flows or the timely and successful completion of the projects will materialize as estimated, if at all.  For these reasons, among others, actual results may vary significantly from estimated results.

Goodwill

Goodwill represents the excess of the ESBATech purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed. The Company believes that the acquisition of ESBATech provides the Company access to improved technology and a highly trained ESBATech work force as of the acquisition date.

The Company believes that these factors support the  $40 of goodwill recognized as a result of the purchase price paid for ESBATech. The goodwill was allocated between the two business segments based on the acquisition models' projected revenues, as shown in note 6, "Intangible Assets and Goodwill."  The goodwill acquired in the ESBATech acquisition is expected to be deductible for tax purposes.

Unaudited Quarterly Information	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Quarterly Financial Information [Text Block]
(19)	Unaudited Quarterly Information

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,

2010
Sales	$1,721	$1,886	$1,760	$1,812
Operating income	653	751	495	576
Net earnings	573	670	446	521

Basic earnings per common share	$1.91	$2.23	$1.48	$1.72
Diluted earnings per common share	$1.89	$2.21	$1.47	$1.71

2009
Sales	$1,493	$1,677	$1,614	$1,715
Operating income	514	632	578	537
Net earnings	452	582	515	458

Basic earnings per common share	$1.51	$1.95	$1.72	$1.53
Diluted earnings per common share	$1.51	$1.94	$1.71	$1.51

Quarterly sales trends reflect seasonality in several products, including ocular allergy and otic products, in the form of increased sales during the spring months, which occur during the second quarter in the northern hemisphere.

During the three months ended March 31, 2010, advancements in its sales reporting system permitted the Company to better estimate allowable deductions from sales in the calculation of accrued royalties.  This change in estimate resulted in a  $24 addition to operating income during the period.  However, the U.S. enactment of the Health Care and Education Reconciliation Act of 2010 caused a  $25 write-off of deferred tax assets, reducing net earnings in the three months ended March 31, 2010.

In the three months ended March 31, 2010, June 30, 2010, September 30, 2010 and December 31, 2010, the Company incurred pretax expenses totaling  $4,  $4,  $133 and  $11, respectively, for costs related to the change of majority ownership discussed in note 16, other costs to support Alcon's board of directors in its evaluation of Novartis's merger proposal, and certain costs related to integration as a subsidiary of Novartis.

Operating income and net earnings in 2009 included costs related to a staffing reduction of approximately 260 employee positions of  $18 in the three months ended March 31, 2009 and of  $1 in the three months ended September 30, 2009.

Net earnings in the three months ended December 31, 2009 included  $30 in additional tax reserves from new information related to prior years' provisions.

Operating income and net earnings after September 15, 2009 reflect the operations of ESBATech subsequent to its acquisition effective September 15, 2009, as discussed in note 18.

Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Description of Business
Description of Business

Alcon, Inc. ("Alcon"), a Swiss corporation, is a majority owned subsidiary of Novartis AG.  During July 2008, Nestlé S.A. sold approximately 74 million of its Alcon common shares to Novartis.  At December 31, 2009, Nestlé owned 156,076,263 common shares of Alcon.  In January 2010, Novartis exercised its call option for Nestlé's remaining Alcon common shares and proposed a merger of Alcon with and into Novartis, as discussed in note 16.  In August 2010, Novartis acquired Nestlé's remaining Alcon shares.  As of December 31, 2010, Novartis had purchased 231,352,279 Alcon common shares.

The principal business of Alcon and all of its subsidiaries (collectively, the "Company") is the development, manufacture and marketing of pharmaceuticals, surgical equipment and devices, contact lens care and other vision care products that treat eye diseases and disorders and promote the general health and function of the human eye.  Due to the nature of the Company's worldwide operations, it is not subject to significant concentration risks.

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of the Company.  All significant balances and transactions among the consolidated entities have been eliminated in consolidation.  All consolidated entities are included on the basis of a calendar year.

Management Estimates
Management Estimates

Management of the Company has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").  Actual results could differ from those estimates.

Foreign Currency
Foreign Currency

The reporting currency of the Company is the United States dollar.  The financial position and results of operations of the Company's foreign subsidiaries are generally determined using the local currency as the functional currency.  Assets and liabilities of these subsidiaries have been translated at the rate of exchange at the end of each period.  Revenues and expenses have been translated at the weighted average rate of exchange in effect during the period.  Gains and losses resulting from translation adjustments are included in accumulated other comprehensive income (loss) in shareholders' equity.  The impact of subsidiaries located in countries whose economies are considered highly inflationary is insignificant.  Gains and losses resulting from foreign currency transactions are included in nonoperating earnings.  Under Swiss corporate law, Alcon is required to declare any dividends on its common shares in Swiss francs.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash equivalents include demand deposits and all highly liquid investments with original maturities of three months or less.
Inventories
Inventories
Inventories are stated at the lower of cost or market. Cost is determined primarily using the first-in, first-out method.
Investments
Investments

The Company holds investments of various types, maturities and classifications.

Trading Securities.  Trading securities are stated at fair value, with gains or losses resulting from changes in fair value recognized currently in earnings.  Gains or losses from changes in fair value of these securities are included in the consolidated statements of earnings in other, net.

Available-for-Sale Investments.  Investments designated as available-for-sale include marketable debt and equity securities.  Investments designated as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in shareholders' equity.  The cost of securities sold is based on the specific identification method.  Realized gains and losses on the sale of these securities are recorded in the consolidated statements of earnings in other, net.  Should the decline in value of any investment be deemed to be other-than-temporary, the investment basis is written down to fair value and the write-down is recorded to earnings as a loss in other, net.

Financial Instruments
Financial Instruments

The Company uses various derivative financial instruments on a limited basis as part of a strategy to manage the Company's exposure to certain market risks associated with interest rate and foreign currency exchange rate fluctuations expected to occur within the next twelve months.  The Company evaluates the use of interest rate swaps and periodically uses such arrangements to manage its interest risk on selected debt instruments.

The Company regularly uses foreign currency forward exchange contracts to reduce the effect of exchange rate changes on certain foreign currency denominated intercompany and third-party transactions.  The forward exchange contracts establish the exchange rates at which the Company purchases or sells the contracted amount of foreign currencies for specified local currencies at a future date.  The Company uses forward contracts, which are short term in nature, and receives or pays the difference between the contracted forward rate and the exchange rate at the settlement date.

All of the Company's derivative financial instruments are recorded at fair value.  For derivative instruments designated and qualifying as fair value hedges, the gain or loss on these hedges is recorded immediately in earnings to offset the changes in the fair value of the assets or liabilities being hedged.  For derivative instruments designated and qualifying as cash flow hedges, the effective portion of the gain or loss on these hedges is reported as a component of accumulated other comprehensive income (loss) in shareholders' equity, and is reclassified into earnings when the hedged transaction affects earnings.

Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment are stated at historical cost.  Additions, major renewals and improvements are capitalized while repairs and maintenance costs are expensed.  Upon disposition, the book value of assets and related accumulated depreciation is relieved and the resulting gains or losses are reflected in earnings.

Depreciation on plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets, which are as follows:

Land improvements	25 years
Buildings and improvements	5-50 years
Machinery, other equipment and software	3-12 years

Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net

Goodwill is not amortized, but instead is tested for impairment at least annually.  Intangible assets with estimable useful lives are amortized over their respective estimated useful lives to their residual values and reviewed for recoverability upon the occurrence of an event that might indicate conditions for impairment could exist.

Intangible assets, net, include acquired customer base, trademarks, patents and licensed technology.  The cost of these intangible assets is amortized on a straight-line basis over the estimated useful lives of the respective assets, which are 3 to 20 years.

Intangible assets, net, also include the costs of purchased in process research and development projects.  The costs of these projects are not amortized but are tested for impairment at least annually and the projects are monitored to determine if commercialization has been achieved.  If these projects reach commercialization, the related costs will be amortized over the useful lives of the respective assets.

Impairment
Impairment

Long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Pension and Other Postretirement Plans
Pension and Other Postretirement Plans

The Company sponsors several defined contribution plans, defined benefit retirement plans and a postretirement healthcare plan.

The Company provides for the benefits payable to employees on retirement by charging current service costs to income systematically over the expected service lives of employees who participate in defined benefit plans.  An actuarially computed amount is determined at the beginning of each year by using valuation methods that attribute the cost of the retirement benefits to periods of employee service.  Such valuation methods incorporate assumptions concerning employees' projected compensation and healthcare cost trends.  Prior service costs for plan amendments are generally charged to income systematically over the remaining expected service lives of participating employees.

The overfunded or underfunded status of defined benefit postretirement plans (other than multiemployer plans) is shown as an asset or liability in the balance sheet and changes in the funded status are recognized in the year in which the changes occur through other comprehensive income.  Effective January 1, 2008, the Company adopted a provision to measure the funded status of a plan as of the date of its year-end balance sheet.  The Company utilized the alternate transition method to transition the measurement date for its defined pension benefit plan in Japan from September 30 to December 31.  Under this transition method, the Company charged 3/15ths of the estimated pension cost from October 1, 2007 to December 31, 2008 (or  $1, net of taxes) to retained earnings as of January 1, 2008.  Retrospective application was not permitted.

The cost recognized for defined contribution plans is based upon the contribution required for the period.

Revenue Recognition
Revenue Recognition

The Company recognizes revenue in accordance with the U.S. Securities and Exchange Commission Staff Accounting Bulletin No. 104.

The Company recognizes revenue on product sales when the customer takes title and assumes risk of loss except for surgical equipment sales.  If the customer takes title and assumes risk of loss upon shipment, revenue is recognized on the shipment date.  If the customer takes title and assumes risk of loss upon delivery, revenue is recognized on the delivery date.  Revenue is recognized as the net amount to be received after deducting estimated amounts for rebates and product returns.

The Company recognizes revenue on surgical equipment sales when the customer takes title and assumes risk of loss and when installation and any required training have been completed.  Per procedure technology fees associated with treatment cards related to refractive products manufactured by WaveLight AG are recognized when the treatment cards are delivered and title and risks of ownership are transferred.

When the Company recognizes revenue from the sale of products, certain items, such as cash discounts, allowances and rebates, which are known and estimable at the time of sale, are recorded as a reduction of sales.  To the extent the customer will, or is expected to, reduce its payment on the related invoice amounts, these items are reflected as a reduction of accounts receivable and sales.

In accordance with certain government rebate requirements (such as those under U.S. Medicaid and Medicare) and with certain contractual agreements, the Company is required to pay rebates to customers, their customers or government agencies under provisions that limit the amounts that may be paid for pharmaceuticals and surgical devices.  The amount of accrued product rebates is included in other current liabilities.

The Company records a reduction of sales for estimated discounts, allowances and rebates in the period in which the related sales occur, based upon historical experience of amounts paid and amounts as a percentage of sales.  The Company also considers the effects of changes in product pricing, in sales trends, in contract terms and in laws and regulations.

Value added taxes and other sales taxes are excluded from sales.

Research and Development
Research and Development

Internal research and development costs are expensed as incurred.  Third-party research and development costs are expensed as the contracted work is performed or as milestone results have been achieved.

Selling, General and Administrative
Selling, General and Administrativen1p14

Advertising costs are expensed as incurred. Advertising costs amounted to  $128,  $129 and  $144 in 2010, 2009 and 2008, respectively.

Shipping and handling costs amounted to  $76,  $70 and  $76 in 2010, 2009 and 2008, respectively.

Legal costs are expensed during the period incurred

Income Taxes
Income Taxes

The Company recognizes deferred income tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of the Company's assets, liabilities and expected benefits of utilizing net operating loss and credit carryforwards.  The impact on deferred income taxes of changes in tax rates and laws, if any, are applied to the years during which temporary differences are expected to be settled and reflected in the financial statements in the period of enactment.  Withholding taxes have been provided on unremitted earnings of subsidiaries which are not reinvested indefinitely in such operations.  Taxes have not been provided on permanent investments in certain subsidiaries that would be taxable in the event of liquidation.  Dividends paid by subsidiaries to Alcon, Inc. do not result in Swiss income taxes.

Basic and Diluted Earnings Per Common Share
Basic and Diluted Earnings Per Common Share

Basic earnings per common share were computed by dividing net earnings by the weighted average number of common shares outstanding for the relevant period.  The unvested portion of restricted common shares was excluded in the calculation of basic weighted average common shares outstanding.  Diluted weighted average common shares reflect the potential dilution, using the treasury stock method, that could occur if employee stock options for the purchase of common shares and share-settled stock appreciation rights were exercised and if share-settled restricted share units and performance share units and contingent restricted common shares granted to employees were vested.

The following table reconciles the weighted average shares of the basic and diluted share computations:

	2010	2009	2008

Basic weighted average common shares outstanding	300,932,749	298,847,072	298,504,732
Effect of dilutive securities:
Employee stock options	1,736,233	1,807,211	2,585,873
Share-settled stock appreciation rights	1,050,684	414,799	300,834
Share-settled restricted share units and
performance share units	374,191	187,543	49,786
Contingent restricted common shares	10,415	91,556	141,451

Diluted weighted average common shares outstanding	304,104,272	301,348,181	301,582,676

Certain executives of the Company had deferred the receipt of 70,675 and 118,180 Alcon common shares at December 31, 2010 and 2009, respectively, into the Alcon Executive Deferred Compensation Plan discussed in note 13.  Alcon common shares held in the plan were reflected as outstanding in the consolidated balance sheets and were included in the applicable basic and diluted earnings per share calculations.

The computations of diluted weighted average common shares outstanding for the years ended December 31, 2010, 2009 and 2008 did not include the following instruments, as their exercise prices and unrecognized costs were greater than the average market price of the common shares:

	2010	2009	2008

Stock options	--	125	497,805
Share-settled stock appreciation rights	1,350	5,850	3,628,998

The effect of their inclusion would have been anti-dilutive.

Comprehensive Income
Comprehensive Income

Comprehensive income consists of net earnings, foreign currency translation adjustments, unrealized gains (losses) on investments and the changes in the funded status of defined benefit postretirement plans and is presented in the consolidated statements of shareholders' equity and comprehensive income.

Share-Based Compensation
Share-Based Compensation

U.S. GAAP requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, based on estimated "fair values."

The Company estimates the "fair value" of share-based payment awards as of the date of grant using an option-pricing model.  The value of the portion of the award that is ultimately expected to vest is recognized as expense on a straight-line basis over the requisite service period.  Share-based compensation expenses recognized in net earnings were based on awards ultimately expected to vest, and therefore the amounts were reduced for estimated forfeitures.  The Company estimates forfeitures at the time of grant and revises, if necessary, in subsequent periods if actual forfeitures differ materially from those estimates.  Excess tax benefits related to share-based compensation are reflected as financing cash flows rather than operating cash flows.

The Company records deferred tax assets for share-based awards that result in deductions on the Company's income tax returns, based on the amount of compensation cost recognized and the Company's statutory tax rate in the jurisdiction in which it expects to receive a deduction.  Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the Company's income tax return are recorded in additional paid-in capital (if the tax deduction exceeds the deferred tax asset) or in the consolidated statement of earnings (if the deferred tax asset exceeds the tax deduction and no additional paid-in capital exists from previous awards).

Treasury Shares
Treasury Shares
Treasury shares are accounted for by the cost method. The board of directors has approved the purchase of Alcon common shares for various purposes as described in notes 12 and 6.
Warranty Reserves
Warranty Reserves

The Company generally warrants its surgical equipment against defects for a period of one year from the installation date.  Warranty costs are estimated and expensed at the date of sale and the resulting accrued liability is amortized over the warranty period.  Such costs are estimated based on actual cost experience.

Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Estimated useful lives of property, plant and equipment
Depreciation on plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets, which are as follows:

Land improvements	25 years
Buildings and improvements	5-50 years
Machinery, other equipment and software	3-12 years

Weighted average shares of the basic and diluted share computations table
The following table reconciles the weighted average shares of the basic and diluted share computations:

	2010	2009	2008

Basic weighted average common shares outstanding	300,932,749	298,847,072	298,504,732
Effect of dilutive securities:
Employee stock options	1,736,233	1,807,211	2,585,873
Share-settled stock appreciation rights	1,050,684	414,799	300,834
Share-settled restricted share units and
performance share units	374,191	187,543	49,786
Contingent restricted common shares	10,415	91,556	141,451

Diluted weighted average common shares outstanding	304,104,272	301,348,181	301,582,676

Anti-dilutive Shares Excluded from the computation of diluted weighted average common shares outstanding Table
The computations of diluted weighted average common shares outstanding for the years ended December 31, 2010, 2009 and 2008 did not include the following instruments, as their exercise prices and unrecognized costs were greater than the average market price of the common shares:

	2010	2009	2008

Stock options	--	125	497,805
Share-settled stock appreciation rights	1,350	5,850	3,628,998

Cash Flows-Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of cash paid during the year
	2010	2009	2008

Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for the following:

Interest expense, net of amount capitalized	$9	$14	$53

Income taxes	$284	$262	$232

Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Cash and Cash Equivalents Disclosure
	December 31,
	2010	2009
Cash and Cash Equivalents
Cash	$479	$195
Cash equivalents on deposit with Nestlé	--	10
Cash equivalents -- other	2,046	2,802

Total	$2,525	$3,007

Cash equivalents consisted of interest-bearing deposits and repurchase agreements with an initial term of less than three months.

Schedule of Accounts, Notes, Loans and Financing Receivable

	December 31,
	2010	2009
Trade Receivables, Net
Trade receivables	$1,540	$1,389
Allowance for doubtful accounts	(57)	(43)

Net	$1,483	$1,346

	2010	2009	2008
Allowance for Doubtful Accounts
Balance at beginning of year	$43	$45	$34
Bad debt expense	19	6	13
Charge-offs, net of recoveries	(5)	(8)	(2)

Balance at end of year	$57	$43	$45

Inventory Disclosure
	December 31,
	2010	2009
Inventories
Finished products	$434	$375
Work in process	48	50
Raw materials	211	201

Total	$693	$626

Other Current Assets
	December 31,
	2010	2009
Other Current Assets
Prepaid expenses	$74	$57
Prepaid income taxes	139	58
Receivables from affiliates	3	--
Other	91	98

Total	$307	$213

Property, Plant and Equipment Disclosure
	December 31,
	2010	2009

Property, Plant and Equipment, Net
Land and improvements	$28	$29
Buildings and improvements	879	828
Machinery, other equipment and software	1,685	1,566
Construction in progress	278	227

Total	2,870	2,650

Accumulated depreciation	(1,482)	(1,346)

Net	$1,388	$1,304

Construction in progress at December 31, 2010 consisted primarily of initial construction of a new manufacturing facility in Singapore and various plant expansion and upgrade projects.  Commitments related to these projects at December 31, 2010 totaled  $53.

Other Liabilities Disclosure
	December 31,
	2010	2009

Other Current Liabilities
Deferred income tax liabilities	$9	$9
Payables to affiliates	--	2
Accrued warranties	12	9
Accrued compensation	339	333
Accrued taxes	217	201
Accrued product rebates	236	221
Other	209	272

Total	$1,022	$1,047

	2010	2009	2008

Warranty Reserve
Balance at beginning of year	$9	$7	$7
Warranty expense	16	12	12
Warranty payments, net	(13)	(10)	(12)

Balance at end of year	$12	$9	$7

	December 31,
	2010	2009
Other Long Term Liabilities
Pension plans	$543	$423
Postretirement healthcare plan	123	99
Deferred compensation	29	29
Long term income tax liabilities (note 9)	76	57
Liability for acquisition-related contingent payments	160	71
Other	34	12

Total	$965	$691

Accumulated Other Comprehensive Income (Loss)
	December 31,
	2010	2009

Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	$222	$265
Unrealized gains (losses) on investments, net of income taxes	--	30
Unrecognized postretirement benefits losses and prior service costs, net of tax
benefits	(124)	(92)

Total	$98	$203

Earnings Per Share
		2010		2009		2008

Dividends per common share in Swiss francs	CHF	3.95	CHF	3.95	CHF	2.63

Dividends per common share measured in U.S. dollars		$3.44		$3.50		$2.50

Total dividends on common shares measured in U.S. dollars		$1,037		$1,048		$750

Investments (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Marketable Securities Text Block
At December 31, 2010 and 2009, investments were as follows:

	2010	2009

Short term investments:
Trading securities	$6	$22
Available-for-sale investments	883	457

Total short term investments	$889	$479

Long term investments—available-for-sale investments	$398	$73

Trading Securities
At December 31, 2010 and 2009, trading securities were as follows:

	2010		2009
	Net	Estimated	Net	Estimated
	Unrealized	Fair	Unrealized	Fair
	Gains (Losses)	Value	Gains (Losses)	Value

Total trading securities	$(3)	$6	$(9)	$22

Available-for-sale Investments
At December 31, 2010, available-for-sale investments were as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$279	$1	$--	$280
Mortgage-backed securities	5	--	--	5
Corporate debt securities	579	1	(2)	578
Foreign government bonds	17	--	--	17
Other investments	3	--	--	3

Total short term investments	883	2	(2)	883

Long term investments:
U.S. government and agency securities	280	1	(1)	280
Mortgage-backed securities	4	--	--	4
Corporate debt securities	112	--	--	112
Other investments	2	--	--	2

Total long term investments	398	1	(1)	398

Total available-for-sale investments	$1,281	$3	$(3)	$1,281

At December 31, 2009, available-for-sale investments were as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Short term investments:
U.S. government and agency securities	$129	$--	$(1)	$128
Mortgage-backed securities fund	75	7	--	82
Mortgage-backed securities	6	--	--	6
Senior secured bank loans fund	131	23	--	154
Corporate debt securities	43	--	--	43
Equity securities	29	--	--	29
Other investments	15	--	--	15

Total short term investments	428	30	(1)	457

Long term investments:
U.S. government and agency securities	52	--	(1)	51
Mortgage-backed securities	10	--	--	10
Equity securities	2	--	--	2
Other investments	8	2	--	10

Total long term investments	72	2	(1)	73

Total available-for-sale investments	$500	$32	$(2)	$530

Available-for-sale Investments Maturity Text Block
The contractual maturities of available-for-sale investments at December 31, 2010 were as follows:

		Estimated
	Amortized	Fair
	Cost	Value

Securities not due at a single maturity date*	$1	$1
Other debt securities, maturing:
Within one year	563	563
After 1 year through 10 years	710	710
After 10 years through 15 years	--	--
Beyond 15 years	7	7

Total debt securities recorded at market	1,281	1,281

Equity and other investments	--	--

Total available-for-sale investments	$1,281	$1,281

*Mortgage-backed securities and certain other investments.

Activities related to available-for-sale investments
Activities related to available-for-sale investments were as shown below.  The cost of securities was based on the specific identification method.

	Years ended December 31,
	2010	2009	2008

Proceeds from sales and principal repayments	$2,132	$1,068	$10

Gross realized gains on sales	39	22	1

Gross realized losses on sales	(4)	(4)	(2)

Changes in net unrealized gains (losses) on investments, net of taxes, included in accumulated other comprehensive income (loss) Text Block
The changes in net unrealized gains (losses) on investments, net of taxes, included in accumulated other comprehensive income (loss) were:

	2010	2009	2008

Changes in unrealized holding gains (losses) arising
during the period	$5	$58	$(45)
Reclassification adjustment for losses (gains) included
in net income	(35)	(18)	38

Changes in net unrealized gains (losses) on investments,
net of taxes	$(30)	$40	$(7)

Gain (Loss) on Investments [Text Block]
Other, net, included gains (losses) on investments as follows:

	2010	2009	2008

Realized gains (losses) on sale of investments	$30	$(49)	$(12)
Unrealized gains (losses) on investments
classified as trading securities	6	76	(85)
Other-than-temporary impairment	--	--	(37)

Total gains (losses) on investments	$36	$27	$(134)

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of effects of foreign exchange derivative instruments
 For the years ended December 31, 2010 and 2009, the effects of foreign exchange derivative instruments were:

		2010		2009
Derivatives in Fair Value Hedging Relationships	Location of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items	Amount of Gain (Loss) Recognized in Earnings on Derivatives	Amount of Gain (Loss) on the Hedged Items

Foreign exchange forward contracts	Gain (loss) from foreign currency, net	$(28)	$16	$3	$(8)

Fair Values of Investments
	December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amounts	Value	Amounts	Value

Assets:
Short term trading and available-for-sale investments	$889	$889	$479	$479
Long term available-for-sale investments	398	398	73	73
Forward exchange contracts	--	--	6	6
Interest rate swaps	--	--	1	1

Liabilities:
Long term debt	62	62	56	56
Liability for acquisition-related contingent payments	160	160	71	71
Forward exchange and option contracts	12	12	2	2

Fair value, assets measured on a recurring basis
	Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$6	$6
Available-for-sale securities:
U.S. government and agency
securities	--	560	--	560
Mortgage-backed securities	--	9	--	9
Corporate debt securities	--	690	--	690
Foreign government bonds	--	17	--	17
Other investments	--	5	--	5

Total	$--	$1,281	$6	$1,287

	Fair Value as of December 31, 2009
	Level 1	Level 2	Level 3	Total

Financial Assets
Trading securities - Hedge funds	$--	$--	$22	$22
Available-for-sale securities:
U.S. government and agency securities	--	179	--	179
Mortgage-backed securities fund	--	82	--	82
Mortgage-backed securities	--	16	--	16
Senior secured bank loans fund	--	154	--	154
Corporate debt securities	--	43	--	43
Equity securities	31	--	--	31
Other investments	--	25	--	25
Forward exchange contracts	--	6	--	6
Interest rate swaps	--	1	--	1

Total	$31	$506	$22	$559

Fair value, liabilities measured on a recurring basis
Financial Liabilities
Liability for acquisition-related contingent payments				$
payments	$--	$--	$160		$160
Foreign exchange and option contracts	--	12	--		12

Total	$--	$12	$160		$172
Financial Liabilities
Liability for acquisition-related contingent payments
payments	$--	$--	$71	$71
Foreign exchange and option contracts	--	2	--	2

Total	$--	$2	$71	$73

Assets measured at fair value on a recurring basis using significant unobservable inputs
The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the year ended December 31, 2010.

Assets

Trading Securities

Beginning balance	$22
Total net gains or losses (realized/unrealized)
Included in earnings before income taxes	1

Purchases of investments	--
Acquisition-related activities	--
Proceeds on sales and maturities	(17)
Transfers in and/or out of Level 3	--

Ending balance	$6

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the year ended December 31, 2009.

Assets

Trading Securities

Beginning balance	$261
Total net gains or losses (realized/unrealized)
Included in earnings before income taxes	7

Acquisition-related activities	--
Proceeds on sales and maturities	(246)
Transfers in and/or out of Level 3	--

Ending balance	$22

Liabilities measured at fair value on a recurring basis using significant unobservable inputs
The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the year ended December 31, 2010.

Liabilities
Acquisition-Related
Contingent Payments

Beginning balance	$71
Total net gains or losses (realized/unrealized)
Included in earnings before income taxes	--

Purchases of investments	--
Acquisition-related activities	89
Proceeds on sales and maturities	--
Transfers in and/or out of Level 3	--

Ending balance	$160

The table presented below summarizes the change in carrying values associated with Level 3 financial instruments during the year ended December 31, 2009.

Liabilities
Acquisition-Related
Contingent Payments

Beginning balance	$--
Total net gains or losses (realized/unrealized)
Included in earnings before income taxes	--

Acquisition-related activities	71
Proceeds on sales and maturities	--
Transfers in and/or out of Level 3	--

Ending balance	$71

Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings
Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings were reported in other, net, as follows:

2010

Net gains (losses) included in earnings for the period	$1

Change in unrealized net gains (losses) related to assets still held at reporting date	$1

Gains and losses (realized and unrealized) on Level 3 financial instruments included in earnings were reported in other, net, as follows:

2009

Net gains (losses) included in earnings for the period	$7

Change in unrealized net gains (losses) related to assets still held at reporting date	$2

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Intangible Assets
	December 31, 2010		December 31, 2009
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization

Intangible Assets
Subject to amortization:
Licensed technology	$467	$(315)	$332	$(296)
Patents	290	(40)	111	(24)
Other	562	(115)	121	(93)

Total subject to amortization	1,319	(470)	564	(413)

Not subject to amortization:
Purchased in process research and development assets	104	--	104	--

Total intangible assets	$1,423	$(470)	$668	$(413)

Aggregate amortization expense
	Years ended December 31,
	2010	2009	2008

Aggregate amortization expense related to intangible assets	$60	$24	$29

Estimated amortization of acquisition-related finite lived intangibles for future years

Estimated Amortization Expense:

For year ended December 31, 2011	$78
For year ended December 31, 2012	$73
For year ended December 31, 2013	$67
For year ended December 31, 2014	$67
For year ended December 31, 2015	$65

Schedule of goodwill

	United States	International
	Segment	Segment	Total

Goodwill
Balance, December 31, 2008	$403	$242	$645
Acquisition of business	18	22	40
Impact of changes in foreign exchange rates	2	1	3

Balance, December 31, 2009	423	265	688

Acquisitions of businesses	90	64	154
Impact of changes in foreign exchange rates	(5)	(4)	(9)

Balance, December 31, 2010	$508	$325	$833

Short Term Borrowing (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of Short-term Debt Text Block
	December 31,
	2010	2009

Lines of credit	$307	$273
Commercial paper	--	286
From affiliates	4	7
Bank overdrafts	26	41

Total short term borrowings	$337	$607

Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of Long-term Debt Instruments Text Block
	December 31,
	2010	2009

Bank loan	$62	$56

Less current maturities of long term debt	62	--

Long term debt, net of current maturities	$--	$56

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Components of earnings	The components of earnings before income taxes were:
	2010	2009	2008

Switzerland	$1,822	$1,339	$1,446
Outside Switzerland	705	974	637

Earnings before income taxes	$2,527	$2,313	$2,083

Income tax expense (benefit) attributable to continuing operations
Income tax expense (benefit) consisted of the following:

	2010	2009	2008
Current:
Switzerland	$5	$29	$6
Outside Switzerland	308	226	176

Total current	313	255	182

Deferred:
Switzerland	--	(1)	(6)
Outside Switzerland	4	52	(140)

Total deferred	4	51	(146)

Total	$317	$306	$36

Statutory income tax rate
A reconciliation of income tax expense at the statutory tax rate of 7.8% in Switzerland to the consolidated effective tax rate follows:

	2010	2009	2008

Statutory income tax rate	7.8%	7.8%	7.8%
Effect of different tax rates in various jurisdictions	4.8	4.8	8.2
Current year research and experimentation credits	(0.6)	(0.9)	(1.1)
Other current year taxes	0.3	0.4	0.2
Current year nondeductible and excludable items	(0.4)	0.1	(0.4)
Effect of losses on investment in Summit
Autonomous, Inc	--	--	(11.3)
Effect of provisions of U.S. healthcare reform
legislation	1.0	--	--
Effect of change of majority ownership	(0.3)	--	--
Tax impact of prior year audit settlements, amended
returns and adjustments to estimates	--	1.1	(1.7)
Other	(0.1)	(0.1)	--

Effective tax rate	12.5%	13.2%	1.7%

Expiration of loss carryforwards of subsidiaries	At December 31, 2010, Alcon's subsidiaries had loss carryforwards that expire as follows:

2011	$--
2012	--
2013	--
2014	2
2015	--
2016-2030	91
Indefinite	--

Total loss carryforwards	$93

Components of deferred tax assets and liabilities
Temporary differences and carryforwards at December 31, 2010 and 2009 were as follows:

	December 31,
	2010	2009

Deferred income tax assets:
Trade receivables	$53	$41
Inventories	9	12
Intangible assets	50	25
Accounts payable and other current liabilities	113	113
Other liabilities	232	237
Share-based payments	60	81
Loss carryforwards	31	3

Gross deferred income tax assets	548	512
Unused tax credits	18	19
Valuation allowance	(5)	(6)

Total deferred income tax assets	561	525

Deferred income tax liabilities:
Property, plant and equipment	35	34
Intangible assets	157	--
Other	10	6

Total deferred income tax liabilities	202	40

Net deferred income tax assets	$359	$485

Reconciliation of unrecognized tax benefits excluding the effects of deferred taxes
A reconciliation of the beginning and ending amounts of unrecognized tax benefits, exclusive of interest and penalties, related to uncertain tax positions is as follows:

	2010	2009

Balance at January 1	$74	$130
Additions for tax positions related to prior years	19	40
Reductions for tax positions related to prior years	(13)	(16)
Additions for tax positions related to the current year	4	10
Settlements	(12)	(90)
Lapse of statutes of limitation	(1)	--

Balance at December 31	$71	$74

Business Segments (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Business Segments

	Sales			Operating Income			Depreciation and Amortization
	2010	2009	2008	2010	2009	2008	2010	2009	2008

United States	$3,177	$2,914	$2,807	$1,896	$1,664	$1,554	$64	$47	$46
International	4,002	3,585	3,487	1,728	1,507	1,472	107	90	78

Segments total	7,179	6,499	6,294	3,624	3,171	3,026	171	137	124
Manufacturing operations	--	--	--	(64)	(64)	(61)	58	51	46
Research and development	--	--	--	(687)	(579)	(527)	24	18	16
General corporate	--	--	--	(332)	(190)	(144)	19	12	10
Share-based compensation	--	--	--	(66)	(77)	(81)	--	--	--

Total	$7,179	$6,499	$6,294	$2,475	$2,261	$2,213	$272	$218	$196

Geographic, Customer and Product Information (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	Sales
	For the Years ended December 31,
	2010	2009	2008

United States	$3,177	$2,914	$2,807
Switzerland	50	46	44
Rest of world	3,952	3,539	3,443

Total	$7,179	$6,499	$6,294

Schedule of Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

Pharmaceutical	$3,066	$2,677	$2,561
Surgical	3,220	2,997	2,881
Consumer eye care	893	825	852

Total	$7,179	$6,499	$6,294

Schedule of Entity-Wide Information, Revenue from External Customers by Products and Services
	Property, Plant and
	Equipment
	At December 31,
	2010	2009

United States	$739	$720
Switzerland	20	19
Rest of world	629	565

Total	$1,388	$1,304

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Effects of share-based equity awards on operating income and net earnings
The effects of share-based equity awards on operating income and net earnings for the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008

Total share-based equity award costs applicable for period	$78	$74	$83
Costs relieved from (capitalized in) inventory	--	--	--

Costs recognized in operating income	78	74	83
Tax benefit recognized in net earnings	23	23	27

Reduction to net earnings	$55	$51	$56

Weighted average assumptions used to estimate the fair value of stock options and share-settled stock appreciation right grants
The "fair values" of each stock option and SSAR granted in 2009 and 2008 were estimated as of the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2009	2008

Expected volatility	31.5%	29.5%
Risk-free interest rate	1.66%	2.67%
Expected dividend yield	3.0%	1.5%
Expected term	5 years	5 years

Status of stock options and share-settled stock appreciation rights and the changes during the period
The status of the stock options and SSARs as of December 31, 2010 and the changes during the year then ended are presented below:

	Stock Options				SSARs
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining			Exercise	Remaining
		Price	Contractual	Aggregate		Price	Contractual	Aggregate
		per	Term	Intrinsic		per	Term	Intrinsic
	Number	Share	(Years)	Value	Number	Share	(Years)	Value

Outstanding at
beginning of period	5,633,142	$68			5,345,020	$117
Granted	--	--			--	--
Forfeited	(26,936)	97			(42,442)	104
Exercised	(2,448,823)	69			(1,501,331)	130
Expired	(617)	133			(1,863)	129
Outstanding at end
of period	3,156,766	68	3.6	$302	3,799,384	112	7.1	$197
Exercisable at end
of period	2,965,322	66	3.3	$288	1,991,643	134	6.1	$59

Summary of information on outstanding and exercisable stock options and share-settled stock appreciation rights by exercise price range
The following tables summarize information about stock options and SSARs as of December 31, 2010:

		Options Outstanding			Options Exercisable
		Weighted	Weighted			Weighted
		Average	Average			Average
Range of		Remaining	Exercise	Scheduled		Exercise
Exercise	Number	Contractual	Price per	Exercisable	Number	Price per
Prices	Outstanding	Term (Years)	Share	Date	Exercisable	Share

$33	204,431	1.2	$33	March 21, 2005	204,431	$33
36	597,888	2.1	36	February 18, 2006	597,888	36
42-50	12,100	2.5	47	Various dates in 2006	12,100	47
63	916,083	3.1	63	February 11, 2007	916,083	63
67-80	58,000	3.7	77	Various dates in 2007	58,000	77
80	5,500	4.0	80	January 18, 2008	5,500	80
79	939,838	4.1	79	February 9, 2008	939,838	79
98-105	11,000	4.4	101	Various dates in 2008	11,000	101
123	61,106	5.1	123	February 8, 2009	61,106	123
131	85,510	6.1	131	February 12, 2010	85,510	131
148	72,409	7.1	148	February 11, 2011	72,409	148
145	125	7.3	145	April 3, 2011	125	145
87	192,070	8.1	87	February 17, 2012	1,332	87
90	706	8.3	90	April 3, 2012	--

Total	3,156,766				2,965,322

		SSARs Outstanding			SSARs Exercisable
		Weighted	Weighted			Weighted
		Average	Average			Average
Range of		Remaining	Exercise	Scheduled		Exercise
Exercise	Number	Contractual	Price per	Exercisable	Number	Price per
Prices	Outstanding	Term (Years)	Share	Date	Exercisable	Share

$123	599,512	5.1	$123	February 8, 2009	599,512	$123
100	6,600	5.3	100	May 2, 2009	6,600	100
131	724,509	6.1	131	February 12, 2010	724,509	131
133	6,000	6.4	133	May 14, 2010	6,000	133
148	627,864	7.1	148	February 11, 2011	627,864	148
145-168	21,266	7.3	148	Various dates in 2011	21,266	148
87	1,781,786	8.1	87	February 17, 2012	5,892	87
90-116	31,847	8.3	97	Various dates in 2012	--

Total	3,799,384				1,991,643

Status of restricted shares and share-settled restricted share units and the changes during the period
The status of the nonvested restricted shares and RSUs as of December 31, 2010 and the changes during the year then ended are presented below:

	Restricted Shares				RSUs
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Grant-Date	Remaining			Grant-Date	Remaining
		Price	Contractual	Aggregate		Price	Contractual	Aggregate
		per	Term	Market		per	Term	Market
	Number	Share	(Years)	Value	Number	Share	(Years)	Value

Nonvested at beginning
of period	125,058	$131			693,782	$110
Granted	--	--			790,636	159
Vested	(124,819)	131			(288,922)	144
Forfeited	(239)	131			(38,353)	127

Nonvested at end
of period	--	--	--	$ --	1,157,143	134	1.53	$ 189

Weighted average assumptions used to estimate the fair value of performance share units
The following weighted average assumptions were incorporated into the valuation model:
	2009	2008

Expected volatility	31.5%	29.5%
Risk-free interest rate	1.22%	2.10%
Expected dividend yield	3.0%	1.5%
Expected term	3 years	3 years

Status of performance share units and the changes during the period
 The status of the performance share unit awards as of December 31, 2010 and the changes during the year then ended are presented below:

	Performance Share Units
		Weighted	Weighted
		Average	Average
		Grant-Date	Remaining	Aggregate
		"Fair Value"	Contractual	Market
	Number	per Unit	Term (Years)	Value

Nonvested at beginning of period	81,155	$114
Granted	--	--
Vested	(8,003)	107
Forfeited	(683)	86

Nonvested at end of period	72,469	114	0.7	$ 12

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Interest income and expense from investments and borrowings with Nestle and its subsidiaries
During 2010, 2009 and 2008, the Company had investments and borrowings with Nestl� and its subsidiaries which resulted in the following impact to earnings before income taxes:

	2010	2009	2008

Interest expense	$1	$3	$5
Interest income	$--	Less than $1	Less than $1

Pension and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Components of Net Periodic Benefit Costs
	Pension Benefits		Benefits
	2010	2009	2010	2009
Change in Benefit Obligation
Benefit obligation at beginning of year	$557	$458	$276	$269
Service cost	28	23	14	13
Interest cost	30	29	16	16
Benefits paid by trust	(5)	(7)	(11)	(10)
Benefits paid by Company	(21)	(19)	--	--
Employee contributions	1	1	--	--
Foreign currency translation	7	3	--	--
Medicare subsidy	--	--	1	1
Conversion of multi-employer plan/acquisition	--	35	--	--
Special termination benefits	101	--	--	--
Curtailment	(44)	--	--	--
Actuarial (gain)/loss	58	34	45	(13)

Benefit obligation at end of year	712	557	341	276

Change in Plan Assets
Fair value of plan assets at beginning of year	119	68	177	123
Actual return on plan assets	7	10	18	32
Employer contribution	12	17	34	32
Employee contributions	1	1	--	--
Conversion of multi-employer plan/acquisition	--	29	--	--
Foreign currency translation	4	1	--	--
Benefits paid	(5)	(7)	(11)	(10)

Fair value of plan assets at end of year	138	119	218	177

Funded Status at End of Year	$(574)	$(438)	$(123)	$(99)

Amounts Recognized in the Consolidated Balance Sheets
Accrued benefit costs in other current liabilities	$(31)	$(15)	$--	$--
Pension and postretirement obligation in other long term liabilities	(543)	(423)	(123)	(99)

Net amount recognized in the consolidated balance sheet	$(574)	$(438)	$(123)	$(99)

Amounts recognized in accumulated other comprehensive income, net of taxes, at December 31, 2010 consisted of:

	Pension Benefits	Postretirement Benefits

Prior service cost	$--	$--
Net losses (gains	82	42

Total	$82	$42

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in the year ended December 31, 2011 were estimated to be:

	Pension	Postretirement
	Benefits	Benefits

Prior service cost	$--	$--
Net losses (gains	4	4

Total	$4	$4

The accumulated benefit obligation for all defined benefit pension plans was  $605 and  $439 at December 31, 2010 and 2009, respectively.

The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2010 and 2009:

	Pension Benefits
	2010	2009

Projected benefit obligation	$571	$438
Accumulated benefit obligation	511	359
Fair value of plan assets	13	10

			Postretirement
	Pension Benefits		Benefits
Weighted Average Assumptions to Calculate Benefit	2010	2009	2010	2009
Obligations as of December 31

Discount rate	4.8%	5.4%	5.5%	6.0%
Expected return on plan assets	4.0	4.2	6.6	7.5
Rate of compensation increase	4.9	4.9	N/A	N/A

			Postretirement
	Pension Benefits		Benefits
Weighted Average Assumptions to Calculate Net	2010	2009	2010	2009
Benefit Costs for

Discount rate	5.4%	5.7%	6.0%	6.0%
Expected return on plan assets	4.2	3.3	7.5	7.5
Rate of compensation increase	4.9	5.1	N/A	N/A

	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
Components of Net Periodic Benefit Cost

Service cost	$28	$23	$24	$14	$13	$13
Interest cost	30	29	24	16	16	15
Expected return on assets	(5)	(4)	(2)	(14)	(10)	(11)
Prior service cost	(5)	(1)	(1)	--	1	1
Special termination benefits	101	--	--	--	--	--
Net losses	6	7	7	2	4	1

Net periodic benefit cost	155	54	52	18	24	19

Other Changes in Plan Assets and Benefit
Obligations Recognized in Other
Comprehensive Income

Current year net loss (gain)	56	33	16	40	(35)	47
Amortization of net (gain)	(6)	(7)	(6)	(2)	(4)	(1)
Amortization of prior service cost	5	1	1	--	(1)	(1)
Curtailment	(44)	--	--	--	--	--
Foreign currency translation	2	2	(2)	--	--	--
Net charge to other comprehensive
income	13	29	9	38	(40)	45

Total recognized in net periodic pension
cost and other comprehensive income	$168	$83	$61	$56	$(16)	$64

 The effect of a one percentage point change in assumed medical cost trend rates is as follows:
	1% Increase	1% Decrease

Effect on total of service and interest cost components	$6	$(5)

Effect on the postretirement benefit obligation	60	(47)

Schedule of fair value of financial assets for pension and postretirement benefits
At December 31, 2010 and 2009, the Company's asset allocations by asset category were as follows:

	2010	2009

Cash and cash equivalents	$31	$8
Equity securities	5	12
Debt securities	7	20
Guaranteed investment contracts	51	40
Other investments:
Investment funds	39	35
Other	5	4

Total	$138	$119

At December 31, 2010, financial assets for pension benefits measured at fair value on a recurring basis were categorized in the table below based upon the lowest level of input that is significant to the fair value measurement as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$31	$--	$--	$31
Equity securities (a)	--	5	--	5
Debt securities (b)	--	7	--	7
Guaranteed investment contracts (c)	--	51	--	51
Other investments (d):
Investment funds	--	39	--	39
Other	--	5	--	5

Total	$31	$107	$--	$138

(a)	This category consists mainly of large capitalization companies and index funds in the United States and Japan.
(b)	This category consists mainly of government debt securities primarily in Japan.
(c)
This category is primarily guaranteed investment contracts in Japan administered through insurance companies with guaranteed returns of 0.75%.  The life insurance companies pool pension plan assets together from all the participating companies and generally invest in a relatively conservative asset mix of corporate and government bonds, mostly Japanese, with a minor portion in both domestic and foreign equity, loans and other investments.

(d)
This category includes assets held in a variety of funds primarily managed by Nestl� Capital Management (a Nestl� affiliate) and State Street Global Advisors for the benefit of employees in Belgium and the Netherlands.  Equity funds consist of Robusta European, Common Contractual and Emerging Market funds (operated by Nestl�'s investment management company) and State Street Global Advisors Asia Pacific and World Index funds.  Fixed income funds consist of Euro government bonds, Robusta Inflation Linked and Global Credit Bonds (operated by Nestl�'s investment management company).  A minor portion of the funds are invested in real estate, commodities and absolute return hedge funds.

At December 31, 2009, financial assets for pension benefits measured at fair value on a recurring basis were categorized in the table below based upon the lowest level of input that is significant to the fair value measurement as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$8	$--	$--	$8
Equity securities (a)	--	12	--	12
Debt securities (b)	--	20	--	20
Guaranteed investment contracts (c)	--	40	--	40
Other investments (d):
Investment funds	--	35	--	35
Other	--	4	--	4

Total	$8	$111	$--	$119

(a)	This category consists mainly of large capitalization companies and index funds in the United States and Europe.
(b)	This category consists mainly of government debt securities in Europe, the United States and Japan.
(c)
This category is primarily guaranteed investment contracts in Japan administered through insurance companies with guaranteed returns of 0.75%.  The life insurance companies pool pension plan assets together from all the participating companies and generally invest in a relatively conservative asset mix of corporate and government bonds, mostly Japanese, with a minor portion in both domestic and foreign equity, loans and other investments.

(d)
This category includes assets held in a variety of funds primarily managed by Nestl� Capital Management (a Nestl� affiliate) and State Street Global Advisors for the benefit of employees in Belgium and the Netherlands.  Equity funds consist of Robusta European, Common Contractual and Emerging Market funds (operated by Nestl�'s investment management company) and State Street Global Advisors Asia Pacific and World Index funds.  Fixed income funds consist of Euro government bonds, Robusta Inflation Linked and Global Credit Bonds (operated by Nestl�'s investment management company).  A minor portion of the funds are invested in real estate, commodities and absolute return hedge funds.

At December 31, 2010 and 2009, the Company's asset allocations by asset category were as follows:

	2010	2009

Cash and cash equivalents	$37	$27
Equity securities (funds and direct holdings):
Equity securities - U.S. large cap	32	28
Equity securities - large cap located outside United States (a)	28	26
Debt securities:
Debt securities - U.S. Treasuries, Agencies & investment grade corporate (b)	31	29
Other investments:
Alcon Active Balanced Fund (c)	90	67

Total	$218	$177

(a)	International holdings were largely located in developed countries within Europe, the Far East and Australia.
(b)	Debt securities were largely located in the United States, benchmarked to the Barclay's Aggregate Index.
(c)	The 401(h) account is invested in a balanced fund offered within the Master Trust for the Defined Contribution Plans for Alcon Laboratories, Inc. and Alcon (Puerto Rico), Inc.

At December 31, 2010, financial assets measured at fair value on a recurring basis were categorized in the table below for postretirement benefits based upon the lowest level of input that is significant to the fair value measurement as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$37	$--	$--	$37
Equity securities:
Equity securities - U.S. large cap (a)	--	32	--	32
Equity securities - large cap located outside United States (b)	--	28	--	28
Debt securities:
Debt securities - U.S. Treasuries, Agencies & investment
grade corporate (c)	--	31	--	31
Other investments:
Alcon Active Balanced Fund (d)	--	90	--	90

Total	$37	$181	$--	$218

(a)	This category consists of assets in a U.S. equity index fund through trust-owned life insurance.
(b)	This category consists of assets in an international equity index fund through trust-owned life insurance.
(c)	This category consists of assets in a U.S. Aggregate Board bond market index fund through trust-owned life insurance.
(d)
This category consists of one investment in the Alcon Active Balanced fund.  This fund has a globally balanced mandate to include global equities (primarily developed countries), investment grade U.S. corporate and agency debt, real assets and convertibles.  The fund is highly liquid with the vast majority of assets classified as either Level 1 or Level 2 within the FASB fair value hierarchy.

At December 31, 2009, financial assets measured at fair value on a recurring basis were categorized in the table below for postretirement benefits based upon the lowest level of input that is significant to the fair value measurement as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$27	$--	$--	$27
Equity securities:
Equity securities - U.S. large cap (a)	--	28	--	28
Equity securities - large cap located outside United States (b)	--	26	--	26
Debt securities:
Debt securities - U.S. Treasuries, Agencies & investment grade corporate (c)	--	29	--	29
Other investments:
Alcon Active Balanced Fund (d)	--	67	--	67

Total	$27	$150	$--	$177

(a)	This category consists of assets in a U.S. equity index fund through trust-owned life insurance.
(b)	This category consists of assets in an international equity index fund through trust-owned life insurance.
(c)	This category consists of assets in a U.S. Aggregate Board bond market index fund through trust-owned life insurance.
(d)
This category consists of one investment in the Alcon Active Balanced fund.  This fund has a globally balanced mandate to include global equities (primarily developed countries), investment grade U.S. corporate and agency debt, real assets, convertibles and absolute return funds.  The fund is highly liquid with the vast majority of assets classified as either Level 1 or Level 2 within the FASB fair value hierarchy.

Schedule of estimated future benefit payments
The following table provides the benefit payments expected to be paid and the anticipated subsidy receipts:

	Pension Benefits	Postretirement Benefits
		Gross Payments	Subsidy Receipts

2011	$32	$12	$(1)
2012	32	13	(1)
2013	32	15	(1)
2014	33	16	(2)
2015	36	18	(2)
2016 - 2020	204	123	(14)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Summary of lawsuits
The following table provides a summary of these lawsuits:

Parties seeking approval	Alcon product(s)	No. of patents challenged	Longest patent expiration date	Patents owned by	Jurisdiction/Regulatory Body	Date first suit filed	Status	If generic challenger is successful, earliest date that a generic may begin selling

Teva Pharmaceuticals USA, Inc.	Vigamox� antibiotic ophthalmic solution (Moxifloxacin, the primary ingredient in Vigamox�, is licensed to Alcon by Bayer Schering Pharma AG).	3(1)	2020	Bayer Schering Pharma AG/the Company	FDA, U.S. District Court of Delaware	April 5, 2006	Trial relative to the Company's patent concluded on March 6, 2008. On October 19, 2009, the court ruled in the Company's favor. Teva has appealed.	September 4, 2014
Apotex Inc., Apotex Corp., Barr Laboratories, Inc., Wockhardt Limited, Sandoz Inc. and Sandoz Canada Inc. (the last two parties are affiliates of Novartis)	Patanol� and PatadayT anti-allergy ophthalmic solutions	Up to 5 (2), (3), (4),(5), (6), (7)	2015 (Patanol�) and 2023 (PatadayT)	Kyowa Hakko Kirin Co., Ltd./the Company	FDA, U.S. District Court in Indianapolis and Canadian Minister of Health, Federal Court in Toronto	November 15, 2006	One non-jury trial concluded on May 7, 2010. Closing arguments, however, were held August 3, 2010. A ruling has not yet been issued.	June 18, 2011 (2), (3), (4), (5), (8), (9)
Barr Laboratories, Inc., Par Pharmaceutical, Inc., Apotex Corp. and Apotex Inc.	TRAVATAN� and TRAVATAN Z� ophthalmic solutions	Up to 7	2014(8)	The Company	FDA, U.S. District Court of Delaware	April 30, 2009	Trial postponed until May 2, 2011. The parties have requested a further postponement.	December 2011(8)

Minimum payments under non-cancellable operating leases
Future minimum aggregate lease payments under noncancelable operating leases with a term of more than one year were as follows:

Year	Amount

2011	$67
2012	50
2013	37
2014	24
2015	21
Thereafter	81

Total minimum lease payments	$280

Minimum payments under purchase commitments disclosure	The total unconditional fixed purchase obligations and future minimum royalties at December 31, 2010 were as follows:
Year	Amount

2011	$41
2012	21
2013	9
2014	2
2015	1
Thereafter	2

Total	$76

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Components of the acquired company purchase price
The following table summarizes the components of the LenSx purchase price:

Cash paid for LenSx shares	$367
Cash paid to a LenSx shareholder for intangible asset integral to the purchase	12
Estimated fair values of future contingent payments	72
Total purchase price	$451

The following table summarizes the components of the ESBATech purchase price:

Cash paid for ESBATech shares	$150
Estimated fair values of future contingent payments	71

Total purchase price	$221

Schedule of purchase price allocation
The following table summarizes the estimated fair values of net assets acquired:

Current assets	$10
Property, plant and equipment	2
Identifiable intangible assets	433
Goodwill	133
Long term deferred income tax assets	32
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(157)

Net assets acquired	$451
The following table summarizes the estimated fair values of net assets acquired:

Current assets	$1
Property, plant and equipment	2
Identifiable intangible assets	77
In process research and development	104
Goodwill	40
Long term deferred income tax assets	40
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(40)
Other long term liabilities	(1)

Net assets acquired	$221

Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Schedule of unaudited quarterly information
	Three Months Ended
	March 31,	June 30,	September 30,	December 31,

2010
Sales	$1,721	$1,886	$1,760	$1,812
Operating income	653	751	495	576
Net earnings	573	670	446	521

Basic earnings per common share	$1.91	$2.23	$1.48	$1.72
Diluted earnings per common share	$1.89	$2.21	$1.47	$1.71

2009
Sales	$1,493	$1,677	$1,614	$1,715
Operating income	514	632	578	537
Net earnings	452	582	515	458

Basic earnings per common share	$1.51	$1.95	$1.72	$1.53
Diluted earnings per common share	$1.51	$1.94	$1.71	$1.51

Summary of Significant Accounting Policies and Practices (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Approximate number of Alcon common shares sold by Nestle to Novartis AG during July 2008 (in shares)	74,000,000
Alcon common shares owned by Nestle at December 31, 2009. (in shares)	156,076,263
Total number of shares purchased by Novartis	231,352,279
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, minimum	3
Estimated useful lives of intangible assets, maximum	20
Estimated rate pension costs were charged to retained earnings by the company after the adoption of accounting provision to measure the funded status of a plan utilizing alternate transition method			3/15 ths
The amount of pension expense charged to retained earnings, net of taxes, on adoption of new accounting provision			$ 1
Advertising costs	128	129	144
Shipping and handling costs	$ 76	$ 70	$ 76
Basic weighted average common shares outstanding (in shares)	300,932,749	298,847,072	298,504,732
Effect of dilutive securities (Abstract):
Employee stock options (in shares)	1,736,233	1,807,211	2,585,873
Share-settled stock appreciation rights (in shares)	1,050,684	414,799	300,834
Share-settled restricted share units and performance share units (in shares)	374,191	187,543	49,786
Contingent restricted common shares (in shares)	10,415	91,556	141,451
Diluted weighted average common shares (in shares)	304,104,272	301,348,181	301,582,676
Alcon common shares deferred by certain executives of the Company into the Alcon Executive Deferred Compensation Plan (in shares)	70,675	118,180
Employee stock options (in shares)	0	125	497,805
Share-settled stock appreciation rights (in shares)	1,350	5,850	3,628,998
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life	5
Maximum useful life	50
Machinery, other equipment and software [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life	3
Maximum useful life	12

Cash Flows-Supplemental Disclosure (Details) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest Paid, Net [Abstract]
Interest expense, net of amount capitalized	$ 9	$ 14	$ 53
Income Taxes Paid, Net [Abstract]
Income taxes	$ 284	$ 262	$ 232
Forfeited restricted shares	239	5,420	17,622

Supplemental Balance Sheet Information (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CHF	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 CHF	Dec. 31, 2008 USD ( $)	Dec. 31, 2008 CHF	Dec. 31, 2007 USD ( $)
Cash and Cash Equivalents [Abstract]
Cash	$ 479,000,000		$ 195,000,000
Cash equivalents on deposit with Nestle	0		10,000,000
Cash equivalents - other	2,046,000,000		2,802,000,000
Total	2,525,000,000		3,007,000,000		2,449,000,000		2,134,000,000
Trade receivables, net [Abstract]
Trade receivables	1,540,000,000		1,389,000,000
Allowance for doubtful accounts	(57,000,000)		(43,000,000)		(45,000,000)
Net	1,483,000,000		1,346,000,000
Movement in Valuation Allowances and Reserves [Roll Forward]
Allowance for doubtful accounts, beginning of the period	43,000,000		45,000,000		34,000,000
Bad debt expense	19,000,000		6,000,000		13,000,000
Charge-off (recoveries, net)	(5,000,000)		(8,000,000)		(2,000,000)
Allowance for doubtful accounts, end of the period	57,000,000		43,000,000		45,000,000
Inventories [Abstract]
Finished products	434,000,000		375,000,000
Work in process	48,000,000		50,000,000
Raw materials	211,000,000		201,000,000
Total	693,000,000		626,000,000
Other current assets [Abstract]
Prepaid expenses	74,000,000		57,000,000
Prepaid income taxes	139,000,000		58,000,000
Receivables from affiliates	3,000,000		0
Other	91,000,000		98,000,000
Total	307,000,000		213,000,000
Property, Plant and Equipment, Net
Land and improvements	28,000,000		29,000,000
Building and improvements	879,000,000		828,000,000
Machinery, other equipment and software	1,685,000,000		1,566,000,000
Construction in progress	278,000,000		227,000,000
Total	2,870,000,000		2,650,000,000
Accumulated depreciation	(1,482,000,000)		(1,346,000,000)
Net	1,388,000,000		1,304,000,000
Financial commitments to property, plant and equipment projects at end of period	53,000,000
Other current liabilities [Abstract]
Deferred income tax liabilities	9,000,000		9,000,000
Payables to affiliates	0		2,000,000
Accrued warranties	12,000,000		9,000,000		7,000,000
Accrued compensation	339,000,000		333,000,000
Accrued taxes	217,000,000		201,000,000
Accrued product rebates	236,000,000		221,000,000
Other	209,000,000		272,000,000
Total	1,022,000,000		1,047,000,000
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	9,000,000		7,000,000		7,000,000
Warranty expense	16,000,000		12,000,000		12,000,000
Warranty payments, net	(13,000,000)		(10,000,000)		(12,000,000)
Balance at end of year	12,000,000		9,000,000		7,000,000
Other long term liabilities [Abstract]
Pension plans	543,000,000		423,000,000
Postretirement healthcare plans	123,000,000		99,000,000
Deferred compensation	29,000,000		29,000,000
Long term income tax liabilities	76,000,000		57,000,000
Liability for acquisition-related contingent payments	160,000,000		71,000,000
Other	34,000,000		12,000,000
Total	965,000,000		691,000,000
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment	222,000,000		265,000,000
Unrealized gains on investments, net of income taxes	0		30,000,000
Unrecognized postretirement losses and prior service costs, net of tax benefits	(124,000,000)		(92,000,000)
Total	98,000,000		203,000,000
Dividends [Abstract]
Portion of retained earnings under Swiss law available for payment of dividends	3,496,000,000
Dividends per common share	3.44	3.95	3.5	3.95	2.5	2.63
Total dividends on common shares measured in US dollars	$ 1,037,000,000		$ 1,048,000,000		$ 750,000,000

Investments (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Short term investments
Trading securities	$ 6		$ 22
Available-for-sale investments	883		457
Total short term investments	889		479
Long term investments	398		73
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,281		500
Gross Unrealized Gains	3		32
Gross Unrealized Losses	(3)		(2)
Estimated Fair Value	1,281		530
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Securities not due at a single maturity date	1
Other debt securities, maturing [Abstract]
Within one year	563
After 1 year through 10 years	710
After 10 years through 15 years	0
Beyond 15 years	7
Total debt securities recorded at market	1,281
Equity and other investments	0
Total available-for-sale investments	1,281		500
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Securities not due at a single maturity date	1
Other debt securities, maturing [Abstract]
Within one year	563
After 1 year through 10 years	710
After 10 years through 15 years	0
Beyond 15 years	7
Total debt securities recorded at market	1,281
Equity and other investments	0
Total available-for-sale investments	1,281		530
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Proceeds from sales and principal repayments	2,132		1,068	10
Gross realized gains on sales	39		22	1
Gross realized losses on sales	(4)		(4)	(2)
Net Unrealized Gains (Losses)	(3)		(9)
Net unrealized holding gains (losses) on available-for-sale securities in accumulated other comprehensive income		[1]	30	(10)
Changes in net unrealized gains (losses) on investments, net of taxes, included in accumulated other comprehensive income (loss) [Abstract]
Changes in unrealized holding gains (losses) arising during the period	5		58	(45)
Reclassification adjustment for losses (gains) included in net income	(35)		(18)	38
Changes in unrealized holding gains (losses) on investment	(30)		40	(7)
Maximum gross loss on individual available-for-sale investments in period	No unrealized loss greater than $1
Gain Losses On Investments [Abstract]
Realized gains (losses) on sale of investments	30		(49)	(12)
Unrealized gains (losses) on investments classified as trading securities	6		76	(85)
Other-than-temporary impairment	0		0	(37)
Total gain (losses) on investments	36		27	(134)
Estimated Fair Value	6		22
Short term investments [Member] | U.S. government and agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	279		129
Gross Unrealized Gains	1		0
Gross Unrealized Losses	0		(1)
Estimated Fair Value	280		128
Other debt securities, maturing [Abstract]
Total available-for-sale investments	279		129
Other debt securities, maturing [Abstract]
Total available-for-sale investments	280		128
Short term investments [Member] | Mortgage-backed securities fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			75
Gross Unrealized Gains			7
Gross Unrealized Losses			0
Estimated Fair Value			82
Other debt securities, maturing [Abstract]
Total available-for-sale investments			75
Other debt securities, maturing [Abstract]
Total available-for-sale investments			82
Short term investments [Member] | Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5		6
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	5		6
Other debt securities, maturing [Abstract]
Total available-for-sale investments	5		6
Other debt securities, maturing [Abstract]
Total available-for-sale investments	5		6
Short term investments [Member] | Senior secured bank loans fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			131
Gross Unrealized Gains			23
Gross Unrealized Losses			0
Estimated Fair Value			154
Other debt securities, maturing [Abstract]
Total available-for-sale investments			131
Other debt securities, maturing [Abstract]
Total available-for-sale investments			154
Short term investments [Member] | Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	579		43
Gross Unrealized Gains	1		0
Gross Unrealized Losses	(2)		0
Estimated Fair Value	578		43
Other debt securities, maturing [Abstract]
Total available-for-sale investments	579		43
Other debt securities, maturing [Abstract]
Total available-for-sale investments	578		43
Short term investments [Member] | Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			29
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Estimated Fair Value			29
Other debt securities, maturing [Abstract]
Total available-for-sale investments			29
Other debt securities, maturing [Abstract]
Total available-for-sale investments			29
Short term investments [Member] | Foreign government bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Estimated Fair Value	17
Other debt securities, maturing [Abstract]
Total available-for-sale investments	17
Other debt securities, maturing [Abstract]
Total available-for-sale investments	17
Short term investments [Member] | Total short term investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	883		428
Gross Unrealized Gains	2		30
Gross Unrealized Losses	(2)		(1)
Estimated Fair Value	883		457
Other debt securities, maturing [Abstract]
Total available-for-sale investments	883		428
Other debt securities, maturing [Abstract]
Total available-for-sale investments	883		457
Short term investments [Member] | Other investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3		15
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	3		15
Other debt securities, maturing [Abstract]
Total available-for-sale investments	3		15
Other debt securities, maturing [Abstract]
Total available-for-sale investments	3		15
Long Term Investments [Member] | U.S. government and agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	280		52
Gross Unrealized Gains	1		0
Gross Unrealized Losses	(1)		(1)
Estimated Fair Value	280		51
Other debt securities, maturing [Abstract]
Total available-for-sale investments	280		52
Other debt securities, maturing [Abstract]
Total available-for-sale investments	280		51
Long Term Investments [Member] | Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4		10
Gross Unrealized Gains	0		0
Gross Unrealized Losses	0		0
Estimated Fair Value	4		10
Other debt securities, maturing [Abstract]
Total available-for-sale investments	4		10
Other debt securities, maturing [Abstract]
Total available-for-sale investments	4		10
Long Term Investments [Member] | Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	112
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Estimated Fair Value	112
Other debt securities, maturing [Abstract]
Total available-for-sale investments	112
Other debt securities, maturing [Abstract]
Total available-for-sale investments	112
Long Term Investments [Member] | Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			2
Gross Unrealized Gains			0
Gross Unrealized Losses			0
Estimated Fair Value			2
Other debt securities, maturing [Abstract]
Total available-for-sale investments			2
Other debt securities, maturing [Abstract]
Total available-for-sale investments			2
Long Term Investments [Member] | Other investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2		8
Gross Unrealized Gains	0		2
Gross Unrealized Losses	0		0
Estimated Fair Value	2		10
Other debt securities, maturing [Abstract]
Total available-for-sale investments	2		8
Other debt securities, maturing [Abstract]
Total available-for-sale investments	2		10
Long Term Investments [Member] | Total Long term investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	398		72
Gross Unrealized Gains	1		2
Gross Unrealized Losses	(1)		(1)
Estimated Fair Value	398		73
Other debt securities, maturing [Abstract]
Total available-for-sale investments	398		72
Other debt securities, maturing [Abstract]
Total available-for-sale investments	$ 398		$ 73

[1]	Less than $1

Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Derivative Instruments, Gain (Loss) [Line Items]
Amount of instruments that were tri-party fully collateralized reverse repurchase agreements included in cash equivalents	$ 218	$ 30
The minimum value and liquidity of the underlying collateral of the amount advanced		102.00%
The maximum value and liquidity of the underlying collateral of the amount advanced		110.00%
Assets [Abstract]
Short term trading and available-for-sale investments	889	479
Long term investments-available-for-sale investments	398	73
Liabilities [Abstract]
Short term borrowings	337	607
Long term debt	0	56
Financial Assets [Abstract]
Trading securities - Hedge Funds	6	22
Available For Sale Securities [Abstract]
U.S. government and agency securities	560	179
Mortgage-backed securities fund		82
Mortgage-backed securities	9	16
Senior Secured bank loans fund		154
Corporate debt securities	690	43
Foreign government bonds	17
Equity securities		31
Other investments	5	25
Forward exchange contracts		6
Interest rate swaps		1
Total assets	1,287	559
Liabilities
Liability for acquisition-related contingent payments	160	71
Foreign exchange and option contracts	12	2
Total liabilities	172	73
Amount of trading securities included in fixed income funds		22
Amount of trading securities included in hedge funds	6
Gains (losses) (realized and unrealized) from trading securities in the period	1	7
Proceeds from the sale of Level 3 trading securities	17	246
Percentage of beginning balance for Level 3 trading securities that was the realized and unrealized losses during the period (in hundredths)	5.00%	3.00%
Total net gains or losses (realized/unrealized) [Abstract]
Net gains (losses) on Level 3 financial instruments included in earnings for the period	1	7
Change in unrealized gains (losses) related to Level 3 assets still held at reporting date	1	2
Amount of other than temporary impairment recognized on certain available-for-sale equity securities and a senior secured bank loans fund			37
Forward Exchange and Option Contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount	680
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount	61	54
Foreign Exchange Contract [Member] | Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Gain (loss) from foreign currency, Net	(28)	3
Foreign Exchange Contract [Member] | Foreign Currency Gain (Loss) [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Gain (loss) from foreign currency, Net	16	(8)
Carrying amount [Member]
Assets [Abstract]
Short term trading and available-for-sale investments	889	479
Long term investments-available-for-sale investments	398	73
Forward exchange contracts	0	6
Interest rate swaps	0	1
Liabilities [Abstract]
Long term debt	62	56
Liability for acquisition-related contingent payments	160	71
Forward exchange and option contracts	12	2
Fair value [Member]
Assets [Abstract]
Short term trading and available-for-sale investments	889	479
Long term investments-available-for-sale investments	398	73
Forward exchange contracts	0	6
Interest rate swaps	0	1
Liabilities [Abstract]
Long term debt	62	56
Liability for acquisition-related contingent payments	160	71
Forward exchange and option contracts	12	2
Acquisition [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, Potential Cash Payment	528	439
Business Acquisition, Contingent Consideration, at Fair Value	89	71
Business Acquisition, Contingent Consideration, Discount Rate Used to Calculate Fair Value (in hundredths)	5.30%
Business Acquisition, Contingent Consideration, Minimum Probability of Payment Stream Used to Calculate Fair Value (in hundredths)	4.50%	5.00%
Business Acquisition, Contingent Consideration, Maximum Probability of Payment Stream Used to Calculate Fair Value (in hundredths)	6.00%	39.00%
Business Acquisition, Contingent Compensation, Amount of Change with Assumption Percentage Change	10	30
Quoted prices in active markets for identical assets (Level 1) [Member]
Financial Assets [Abstract]
Trading securities - Hedge Funds	0	0
Available For Sale Securities [Abstract]
U.S. government and agency securities	0	0
Mortgage-backed securities fund		0
Mortgage-backed securities	0	0
Senior Secured bank loans fund		0
Corporate debt securities	0	0
Foreign government bonds	0
Equity securities		31
Other investments	0	0
Forward exchange contracts		0
Interest rate swaps		0
Total assets	0	31
Liabilities
Liability for acquisition-related contingent payments	0	0
Foreign exchange and option contracts	0	0
Total liabilities	0	0
Significant other observable inputs (Level 2) [Member]
Financial Assets [Abstract]
Trading securities - Hedge Funds	0	0
Available For Sale Securities [Abstract]
U.S. government and agency securities	560	179
Mortgage-backed securities fund		82
Mortgage-backed securities	9	16
Senior Secured bank loans fund		154
Corporate debt securities	690	43
Foreign government bonds	17
Equity securities		0
Other investments	5	25
Forward exchange contracts		6
Interest rate swaps		1
Total assets	1,281	506
Liabilities
Liability for acquisition-related contingent payments	0	0
Foreign exchange and option contracts	12	2
Total liabilities	12	2
Significant unobservable inputs (Level 3) [Member]
Financial Assets [Abstract]
Trading securities - Hedge Funds	6	22
Available For Sale Securities [Abstract]
U.S. government and agency securities	0	0
Mortgage-backed securities fund		0
Mortgage-backed securities	0	0
Senior Secured bank loans fund		0
Corporate debt securities	0	0
Foreign government bonds	0
Equity securities		0
Other investments	0	0
Forward exchange contracts		0
Interest rate swaps		0
Total assets	6	22
Liabilities
Liability for acquisition-related contingent payments	160	71
Foreign exchange and option contracts	0	0
Total liabilities	160	71
Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	22	261
Total net gains or losses (realized/unrealized) [Abstract]
Included in earnings before income taxes	1	7
Purchases of investments	0
Acquisition related activities	0	0
Proceeds on sales and maturities	(17)	(246)
Net transfers in and/or out of Level 3	0	0
Ending Balance	6	22
Acquisition-Related Contingent Payments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	71	0
Total net gains or losses (realized/unrealized) [Abstract]
Included in earnings before income taxes	0	0
Purchases of investments	0
Acquisition related activities	89	71
Proceeds on sales and maturities	0	0
Net transfers in and/or out of Level 3	0	0
Ending Balance	$ 160	$ 71

Intangible Assets and Goodwill (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of finite lived and indefinite lived intangible assets by major class [Line Items]
Gross carrying amount	$ 1,423	$ 668
Accumulated amortization	(470)	(413)
Aggregate amortization expense related to intangible assets	60	24	29
Finite-lived intangible assets, future amortization expense [Abstract]
Estimated amortization expense first year ended December 31, 2011	78
Estimated amortization expense second year ended December 31, 2012	73
Estimated amortization expense third year ended December 31, 2013	67
Estimated amortization expense fourth year ended December 31, 2014	67
Estimated amortization expense fifth year ended December 31, 2015	65
Goodwill
Balance at beginning of period	688	645
Acquisition of business	154	40
Impact of changes in foreign exchange rates	(9)	3
Balance at end of period	833	688	645
Total subject to amortization [Member]
Schedule of finite lived and indefinite lived intangible assets by major class [Line Items]
Gross carrying amount	1,319	564
Accumulated amortization	(470)	(413)
Licensed technology [Member]
Schedule of finite lived and indefinite lived intangible assets by major class [Line Items]
Gross carrying amount	467	332
Accumulated amortization	(315)	(296)
Patents [Member]
Schedule of finite lived and indefinite lived intangible assets by major class [Line Items]
Gross carrying amount	290	111
Accumulated amortization	(40)	(24)
Other [Member]
Schedule of finite lived and indefinite lived intangible assets by major class [Line Items]
Gross carrying amount	562	121
Accumulated amortization	(115)	(93)
Purchased in process research and development assets [Member]
Schedule of finite lived and indefinite lived intangible assets by major class [Line Items]
Gross carrying amount	104	104
Accumulated amortization	0	0
United states segment [Member]
Goodwill
Balance at beginning of period	423	403
Acquisition of business	90	18
Impact of changes in foreign exchange rates	(5)	2
Balance at end of period	508	423
International segment [Member]
Goodwill
Balance at beginning of period	265	242
Acquisition of business	64	22
Impact of changes in foreign exchange rates	(4)	1
Balance at end of period	$ 325	$ 265

Short Term Borrowing (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Short term borrowings	$ 337	$ 607
Total of unsecured line of credit agreements with third parties	597
Weighted average interest rates at end of period on unsecured line of credit agreements with third parties (in hundreths)	2.20%	2.20%
Commercial paper facility	2,000
Weighted average interest rates at end of period on unsecured line of credit agreements from affiliates (in hundreths)	10.00%
Unused portion under the line of credit agreements	8
Total of unsecured bank overdraft lines of credit	248
Weighted average interest rates on bank overdrafts at end of period (in hundredths)	4.50%	4.50%
Lines of credit [Member]
Short-term Debt [Line Items]
Short term borrowings	307	273
Commercial paper [Member]
Short-term Debt [Line Items]
Short term borrowings	0	286
From affiliates [Member]
Short-term Debt [Line Items]
Short term borrowings	4	7
Bank overdrafts [Member]
Short-term Debt [Line Items]
Short term borrowings	$ 26	$ 41

Long Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt Instrument [Line Items]
Less current maturities of long term debt	$ 62	$ 0
Long term debt, net of current maturities	0	56
Japanese subsidiary bank loan fixed interest rate percentage (in hundredths)	1.60%
Japanese subsidiary swapped bank loan interest rate at end of period	0.2%
Approximate bank loan guarantee fee paid to Nestle in period	less than $1 annually	less than $1 annually	less than $1 annually
Minimum percentage of parent's ownership of entity before provisions that may accelerate the obligation activate (in hundredths)	51.00%
Interest costs capitalized as part of property, plant and equipment in period	1	1	2
Bank loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	62	56
Less current maturities of long term debt	62	0
Long term debt, net of current maturities	$ 0	$ 56

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Switzerland		$ 1,822	$ 1,339	$ 1,446
Outside Switzerland		705	974	637
Earnings before income taxes		2,527	2,313	2,083
Current income tax expense: [Abstract]
Switzerland		5	29	6
Outside Switzerland		308	226	176
Total current		313	255	182
Deferred income tax expense (benefit): [Abstract]
Switzerland		0	(1)	(6)
Outside Switzerland		4	52	(140)
Total deferred		4	51	(146)
Total provision		317	306	36
Tax charge for the write-off of deferred tax assets as a result of provisions of U.S. healthcare reform laws enacted during the period		25
Reduction in tax expense for period items				271
Reduction of tax expense related to losses associated with investment in and advances to its former subsidiary				236
Income tax benefit related to restricted shares and the exercise of employee stock options		65	22	61
Certain tax benefits related to commitment to relocate and expand its global administration operations in Switzerland		194	145	130
Initial term of benefits for relocation and expansion of operations in Switzerland (in years)				5
Term of extension if Company fulfills certain employment commitments and maintains those commitments through 2022 (in years)				5
Reconciliation of income tax expense at statutory tax rate to consolidated effective tax rate [Abstract]
Statutory income tax rate (in hundredths)		7.80%	7.80%	7.80%
Effect of different tax rates in various jurisdictions (in hundredths)		4.80%	4.80%	8.20%
Current year research and experimentation credits (in hundredths)		(0.60%)	(0.90%)	(1.10%)
Other current year taxes (in hundredths)		0.30%	0.40%	0.20%
Current year nondeductible and excludable items (in hundredths)		(0.40%)	0.10%	(0.40%)
Effect of losses on investment in Summit Autonomous, Inc. (in hundredths)		0.00%	0.00%	(11.30%)
Effect of provisions of U.S. healthcare reform legislation (in hundredths)		1.00%	0.00%	0.00%
Effect of change of majority ownership		(0.30%)	0.00%	0.00%
Tax impact of prior year audit settlements, amended returns and adjustments to estimates (in hundredths)		0.00%	1.10%	(1.70%)
Other (in hundredths)		(0.10%)	(0.10%)	0.00%
Effective tax rate (in hundredths)		12.50%	13.20%	1.70%
Amount of subsidiary operating loss carryforwards expiring in each of the following years: [Abstract]
2011		0
2012		0
2013		0
2014		2
2015		0
2016-2030		91
Indefinite		0
Total loss carryforward		93
Deferred income tax assets:[Abstract]
Trade receivables	41	53	41
Inventories	12	9	12
Intangible assets	25	50	25
Accounts payable and other current liabilities	113	113	113
Other liabilities	237	232	237
Share-based payments	81	60	81
Loss carryforwards	3	31	3
Gross deferred income tax assets	512	548	512
Unused tax credits	19	18	19
Valuation allowance	(6)	(5)	(6)	(5)
Total deferred income tax assets	525	561	525
Deferred income tax liabilities:[Abstract]
Property, plant and equipment	34	35	34
Intangible assets	0	157	0
Other	6	10	6
Total deferred income tax liabilities	40	202	40
Net deferred income tax assets	485	359	485
Valuation allowance, deferred tax asset, change in amount		(1)	1
Amount of withholding taxes not provided on unremitted earnings of certain subsidiaries		107
Amount of unremitted earnings of certain subsidiaries that are or will be reinvested indefinitely.		2,133
Amount of taxes not provided on temporary differences for permanent investments in certain subsidiaries		17
Amount of temporary differences held for permanent investment in certain subsidiaries		212
Minimum percentage management believes it is reasonable possible that unrecognized tax benefits could increase in the next 12 months (in hundredths)		10.00%
Minimum percentage management believes it is reasonable possible that unrecognized tax benefits could decrease in the next 12 months (in hundredths)		70.00%
Balance at January 1		74	130
Additions for tax positions related to prior years	30	19	40
Reductions for tax positions related to prior years		(13)	(16)
Additions for tax positions related to the current year		4	10
Settlements		(12)	(90)
Lapse of statutes of limitation		(1)	0
Balance at December 31	74	71	74	130
Amount of decrease in unrecognized tax benefits, excluding interest and penalties, included in Tax Reserves		3	56
Amount of unrecognized tax benefits that would impact the effective tax rate if recognized	69	64	69
Gross amount of interest and penalties accrued as part of the tax reserves	9	14	9
Amount of tax reserves, net of deposits with statutory authorities included in the consolidated balance sheet in other current liabilities	19	1	19
Amount of tax reserves, net of deposits with statutory authorities included in the consolidated balance sheet in other long term liabilities	$ 57	$ 76	$ 57

Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Sales	$ 1,812	$ 1,760	$ 1,886	$ 1,721	$ 1,715	$ 1,614	$ 1,677	$ 1,493	$ 7,179	$ 6,499	$ 6,294
Operating income	576	495	751	653	537	578	632	514	2,475	2,261	2,213
Depreciation and Amortization									272	218	196
Amount of change in estimate of accrued royalties				24					24
Expenses related to change in majority ownership, pretax	11	133	4	4					152
Amount of expenses related to change of majority ownership related to share-based compensation costs, pretax									12
Staffing reduction - number of employees										260
Staffing reduction costs										19
Segments total [Member]
Segment Reporting Information [Line Items]
Sales									7,179	6,499	6,294
Operating income									3,624	3,171	3,026
Depreciation and Amortization									171	137	124
United States [Member]
Segment Reporting Information [Line Items]
Sales									3,177	2,914	2,807
Operating income									1,896	1,664	1,554
Depreciation and Amortization									64	47	46
International [Member]
Segment Reporting Information [Line Items]
Sales									4,002	3,585	3,487
Operating income									1,728	1,507	1,472
Depreciation and Amortization									107	90	78
Manufacturing operations [Member]
Segment Reporting Information [Line Items]
Sales									0	0	0
Operating income									(64)	(64)	(61)
Depreciation and Amortization									58	51	46
Research and Development [Member]
Segment Reporting Information [Line Items]
Sales									0	0	0
Operating income									(687)	(579)	(527)
Depreciation and Amortization									24	18	16
General corporate [Member]
Segment Reporting Information [Line Items]
Sales									0	0	0
Operating income									(332)	(190)	(144)
Depreciation and Amortization									19	12	10
Share-based compensation [Member]
Segment Reporting Information [Line Items]
Sales									0	0	0
Operating income									(66)	(77)	(81)
Depreciation and Amortization									$ 0	$ 0	$ 0

Geographic, Customer and Product Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Number of customers having over 10% of consolidated sales for the period.			1
Dollar amount of sales for customer with over 10% of consolidated sales.			$ 661
Percentage of sales used to determine significant countries and customers (in hundredths)	10.00%	10.00%
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales	7,179	6,499	6,294
Property, Plant and Equipment	1,388	1,304
United States [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales	3,177	2,914	2,807
Property, Plant and Equipment	739	720
Switzerland [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales	50	46	44
Property, Plant and Equipment	20	19
Rest of world [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales	3,952	3,539	3,443
Property, Plant and Equipment	629	565
Pharmaceutical [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales	3,066	2,677	2,561
Surgical [Member]
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales	3,220	2,997	2,881
Consumer Eye Care Member
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales	$ 893	$ 825	$ 852

Share-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
The maximum number of common shares that may be issued under the Amended 2002 Alcon Incentive Plan (in shares)	40,000,000
Maximum percentage of issued and outstanding shares that can be exercised as an award (in hundredths)	10.00%
Grants issued prior to February 2006 become exercisable upon early retirement at or after this age (in years)	55
Award vesting period (in years)	three year
Minimum age for retirement before which, if three year service period has not been met, some or all awards will be forfeited, for awards granted between January 2006 and December 2008 (in years)	60
Minimum age for retirement before which, if three year service period has not been met, some or all awards will be forfeited, for awards granted subsequent to January 2009 (in years)	62
The number of common shares reserved for issuance pursuant to the Amended 2002 Alcon Incentive Plan (in shares)	19,600,000
The number of outstanding authorizations for the purchase of common shares (in shares)	1,600,000
The number of months preceding a change of control when the change of control provisions impact vesting (in months)	six months
The number of years following a change of control when the change of control provisions impact vesting (in years)	two years
Amount of increase in the cost of share-based payments due to the acceleration of vesting	$ 8
Amount of the cost of share-based payments that would have been recognized if the change of control had not occurred	6
Compensation costs and related income tax benefit [Abstract]
Total share-based equity award costs applicable for period	78	74	83
Costs relieved from (capitalized in) inventory	0	0	0
Total compensation amount charged against income for share based equity awards	78	74	83
Total income tax benefit recognized in the Consolidated Statements of Income for share-based equity awards	23	23	27
Reduction to net earnings	55	51	56
Total unrecognized compensation cost related to non-vested stock option compensation arrangements granted under stock option plan	112
Weighted-average period total unrecognized compensation cost is expected to be recognized (in years)	1.6
Status of stock options and changes during the year [Roll Forward]
Total intrinsic value of options exercised during the period	227	69	191
Summary of the status of equity instruments other than options [Roll forward]
Payment award of equity instrument other than option - Forfeited (in shares)	(239)	(5,420)	(17,622)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	3,156,766
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	2,965,322
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	3,799,384
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	1,991,643
Stock Options [Member]
Status of stock options and changes during the year [Roll Forward]
Options outstanding at beginning of period (in shares)	5,633,142
Options Granted (in shares)	0
Options Forfeited (in shares)	(26,936)
Options Exercised (in shares)	(2,448,823)
Options Expired (in shares)	(617)
Options outstanding at end of year (in shares)	3,156,766	5,633,142
Options exercisable at end of year (in shares)	2,965,322
Options outstanding at beginning of year weighted average exercise price (in dollars per share)	$ 68
Options granted weighted average exercise price (in dollars per share)	$ 0
Options forfeited weighted average exercise price (in dollars per share)	$ 97
Options exercised weighted average exercise price (in dollars per share)	$ 69
Options expired weighted average exercise price (in dollars per share)	$ 133
Options outstanding at end of period weighted average exercise price (in dollars per share)	$ 68	$ 68
Options exercisable at end of year weighted average exercise price (in dollars per share)	$ 66
Weighted average remaining contractual term of options outstanding at end of period (in years)	3.6
Weighted average remaining contractual term of options exercisable at end of period (in years)	3.3
Aggregate intrinsic value of options outstanding	302
Aggregate intrinsic value of options exercisable	288
Total weighted-average fair value of options granted during the period (in dollars per share)		$ 19	$ 39
Share Settled Stock Appreciation Rights [Member]
Assumptions used to calculate the weighted-average fair value of share-based equity awards [Abstract]
Expected volatility (in hundredths)		31.50%	29.50%
Risk-free interest rates (in hundredths)		1.66%	2.67%
Expected dividend yield (in hundredths)		3.00%	1.50%
Expected term (in years)		5	5
Percentage of forfeitures [Abstract]
Percentage of forfeitures to awards granted based on historical experience (in hundredths)	4.00%	6.30%	7.30%
Summary of the status of equity instruments other than options [Roll forward]
Outstanding, awards of equity instruments other than options, beginning of year (in shares)	5,345,020
Payment award of equity instrument other than options - Granted (in shares)	0
Payment award of equity instrument other than option - Forfeited (in shares)	(42,442)
Payment award of equity instrument other than option - Exercised (in shares)	(1,501,331)
Payment award of equity instrument other than option - Expired (in shares)	(1,863)
Payment award of equity instrument other than option at end of year (in shares)	3,799,384	5,345,020
Payment award of equity instrument other than options exercisable at end of year (in shares)	1,991,643
Equity instruments other than options at beginning of year - weighted-average exercise price per share (in dollars per share)	$ 117
Equity instruments other than options - weighted-average exercise price per share - Granted (in dollars per share)	$ 0
Equity instruments other than options - weighted-average exercise price per share - Forfeited (in dollars per share)	$ 104
Equity instruments other than options - weighted-average exercise price per share -Exercised (in dollars per share)	$ 130
Equity instruments other than options - weighted-average exercise price per share - Expired (in dollars per share)	$ 129
Equity instruments other than options outstanding at end of year - weighted-average exercise price per share (in dollars per share)	$ 112	$ 117
Equity instruments other than options exercisable at end of year weighted average exercise price (in dollars per share)	$ 134
Equity instruments other than options, outstanding at end of year, weighted average remaining contractual term (in years)	7.1
Equity instruments other than options, exercisable at end of year, weighted average remaining contractual term (in years)	6.1
Equity instruments other than options, outstanding at end of year, aggregate intrinsic value (in dollars per share)	$ 197
Equity instruments other than options, exercisable at end of year, aggregate intrinsic value (in dollars per share)	$ 59
Total intrinsic value of equity instruments other than options exercised during the period (in millions of dollars)	244	4	0
Total weighted-average grant date fair value of equity instruments other than options granted during the period (per share)		$ 19	$ 38
Restricted Shares [Member]
Percentage of forfeitures [Abstract]
Percentage of forfeitures to awards granted based on historical experience (in hundredths)	6.00%	8.30%	9.80%
Summary of the status of equity instruments other than options [Roll forward]
Outstanding, awards of equity instruments other than options, beginning of year (in shares)	125,058
Payment award of equity instrument other than options - Granted (in shares)	0
Payment award of equity instrument other than option - Vested (in shares)	(124,819)
Payment award of equity instrument other than option - Forfeited (in shares)	(239)
Payment award of equity instrument other than option at end of year (in shares)	0	125,058
Equity instruments other than options at beginning of year - weighted-average exercise price per share (in dollars per share)	$ 131
Equity instruments other than options - weighted-average exercise price per share - Granted (in dollars per share)	$ 0
Equity instruments other than options - weighted-average exercise price per share - Vested (in dollars per share)	$ 131
Equity instruments other than options - weighted-average exercise price per share - Forfeited (in dollars per share)	$ 131
Equity instruments other than options outstanding at end of year - weighted-average exercise price per share (in dollars per share)	$ 0	$ 131
Equity instruments other than options, outstanding at end of year, weighted average remaining contractual term (in years)	0
Equity instruments other than options, outstanding at end of year, aggregate intrinsic value (in dollars per share)	$ 0
Total market value of equity instruments other than options exercised (in millions of dollars)	20	14	4
Share Settled Restricted Stock Units [Member]
Percentage of forfeitures [Abstract]
Percentage of forfeitures to awards granted based on historical experience (in hundredths)	6.00%	8.30%	9.80%
Summary of the status of equity instruments other than options [Roll forward]
Outstanding, awards of equity instruments other than options, beginning of year (in shares)	693,782
Payment award of equity instrument other than options - Granted (in shares)	790,636
Payment award of equity instrument other than option - Vested (in shares)	(288,922)
Payment award of equity instrument other than option - Forfeited (in shares)	(38,353)
Payment award of equity instrument other than option at end of year (in shares)	1,157,143	693,782
Equity instruments other than options at beginning of year - weighted-average exercise price per share (in dollars per share)	$ 110
Equity instruments other than options - weighted-average exercise price per share - Granted (in dollars per share)	$ 159
Equity instruments other than options - weighted-average exercise price per share - Vested (in dollars per share)	$ 144
Equity instruments other than options - weighted-average exercise price per share - Forfeited (in dollars per share)	$ 127
Equity instruments other than options outstanding at end of year - weighted-average exercise price per share (in dollars per share)	$ 134	$ 110
Equity instruments other than options, outstanding at end of year, weighted average remaining contractual term (in years)	1.53
Equity instruments other than options, outstanding at end of year, aggregate intrinsic value (in dollars per share)	$ 189
Weighted-average grant date market value of equity instruments other than options granted during the period (in dollars per share)	$ 159	$ 89	$ 147
Total market value of equity instruments other than options exercised (in millions of dollars)	50	6	1
Performance Share Units [Member]
Assumptions used to calculate the weighted-average fair value of share-based equity awards [Abstract]
Expected volatility (in hundredths)		31.50%	29.50%
Risk-free interest rates (in hundredths)		1.22%	2.10%
Expected dividend yield (in hundredths)		3.00%	1.50%
Expected term (in years)		3	3
Percentage of forfeitures [Abstract]
Percentage of forfeitures to awards granted based on historical experience (in hundredths)	0.80%	1.50%	2.30%
Summary of the status of equity instruments other than options [Roll forward]
Outstanding, awards of equity instruments other than options, beginning of year (in shares)	81,155
Payment award of equity instrument other than options - Granted (in shares)	0
Payment award of equity instrument other than option - Vested (in shares)	(8,003)
Payment award of equity instrument other than option - Forfeited (in shares)	(683)
Payment award of equity instrument other than option at end of year (in shares)	72,469	81,155
Equity instruments other than options at beginning of year - weighted-average exercise price per share (in dollars per share)	$ 114
Equity instruments other than options - weighted-average exercise price per share - Granted (in dollars per share)	$ 0
Equity instruments other than options - weighted-average exercise price per share - Vested (in dollars per share)	$ 107
Equity instruments other than options - weighted-average exercise price per share - Forfeited (in dollars per share)	$ 86
Equity instruments other than options outstanding at end of year - weighted-average exercise price per share (in dollars per share)	$ 114	$ 114
Equity instruments other than options, outstanding at end of year, weighted average remaining contractual term (in years)	0.7
Equity instruments other than options, outstanding at end of year, aggregate intrinsic value (in dollars per share)	$ 12
Weighted-average grant date market value of equity instruments other than options granted during the period (in dollars per share)		$ 86	$ 152
Total market value of equity instruments other than options exercised (in millions of dollars)			1
Units approved for grants during the period under the Amended 2002 Alcon Incentive Plan (in shares)		47,000	37,000
Cash Settled Stock Appreciation Rights [Member]
Summary of the status of equity instruments other than options [Roll forward]
Market price for common shares (in dollars per share)	$ 163
Total outstanding liabilities related to cash-settled stock appreciation rights	$ 2	$ 3
Exercise price $33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	204,431
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	1.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	204,431
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 33
Exercise price $36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	597,888
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	2.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	597,888
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 36
Exercise price $42 to $50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	12,100
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	2.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	12,100
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 47
Exercise price $63 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 63
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	916,083
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 63
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	916,083
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 63
Exercise price $67 to $80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 67
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	58,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	3.7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 77
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	58,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 77
Exercise price $80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	5,500
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	5,500
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 80
Exercise price $79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	939,838
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	939,838
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 79
Exercise price $98 to $105 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 105
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	11,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	4.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 101
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	11,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 101
Exercise price $123 [Member]
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price (in dollars per share)	$ 123
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	599,512
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5.1
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 123
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	599,512
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 123
Exercise price $123 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 123
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	61,106
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 123
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	61,106
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 123
Exercise price $131 [Member]
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price (in dollars per share)	$ 131
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	724,509
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	6.1
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 131
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	724,509
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 131
Exercise price $131 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 131
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	85,510
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	6.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 131
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	85,510
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 131
Exercise price $148 [Member]
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price (in dollars per share)	$ 148
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	627,864
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	7.1
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 148
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	627,864
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 148
Exercise price $148 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 148
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	72,409
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	7.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 148
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	72,409
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 148
Exercise price $145 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 145
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	125
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	7.3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 145
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	125
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 145
Exercise price $87 [Member]
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price (in dollars per share)	$ 87
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	1,781,786
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	8.1
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 87
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	5,892
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 87
Exercise price $87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	192,070
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	8.1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	1,332
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 87
Exercise price $90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price (in dollars per share)	$ 90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options (in shares)	706
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	8.3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options (in shares)	0
Exercise price $100 [Member]
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price (in dollars per share)	$ 100
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	6,600
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	5.3
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 100
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	6,600
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 100
Exercise price $133 [Member]
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price (in dollars per share)	$ 133
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	6,000
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	6.4
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 133
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	6,000
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 133
Exercise price $145 to $168 [Member]
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 145
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 168
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	21,266
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	7.3
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 148
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	21,266
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in dollars per share)	$ 148
Exercise price $90 to $116 [Member]
Share-based Compensation Authorized under Stock Plan, Share Settled Stock Appreciation Rights, Exercise Price Range [Line Items]
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Lower Range Limit (in dollars per share)	$ 90
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Upper Range Limit (in dollars per share)	$ 116
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Outstanding Options (in shares)	31,847
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term (in years)	8.3
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 97
Share-based Compensation Authorized under Stock Plans, Share Settled Stock Appreciation Rights, Exercise Price Range, Number of Exercisable Options (in shares)	0

Deferred Compensation (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Deferrals under Alcon executive deferred compensation plan	$ 2	$ 1	$ 1
Included liabilities under Alcon executive deferred compensation plan	12	13
Deferrals under Alcon Excess 401(k) Plan Employer Contributions	5	3	3
Liabilities under Alcon Excess 401(k) Plan Employer Contributions	$ 17	$ 13

Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Shares owned by Nestle (in shares)	0
Shares owned by Novartis AG (in shares)	231,352,279
Amount recognized in co-promotion fees		[1]	$ 3
Amount of operating expense reimbursed to majority shareholder	2
Interest income and expense from investments and borrowings with Nestle and its subsidiaries [Abstract]
Interest expense	1		3		5
Interest income	0			[2]		[2]
Rent expense from facilities owned by Nestle subsidiaries	3		3		2
Service fee charged by Nestle from certain services provided to Alcon		[3]		[3]		[3]
Short term securities released from a segregated custodial account of Lehman Brothers International (Europe) London					707
Reimbursed invoice fee paid to Nestle related to release of short term securities			$ 5
Term, in years, of agreement for co-promotion of Lucentis product	3

[1]	Approximately $10
[2]	Less than $1
[3]	Less than $3

Pension and Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Notes to Financial Statements [Abstract]
Cost of defined contribution plans	$ 94		$ 86		$ 78
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Amount of recognized charges in special termination benefits and amortization of prior service cost upon the change of control in the owner	97
Amount of curtailment gain that was offset against prior unrecognized losses	44
Defined benefit plan disclosure [Line Items]
Guaranteed return on guaranteed investment contracts in Japan (in hundredths)	0.75%
Amount transferred to an irrevocable Rabbi trust	152
Cash Surrender Value of life insurance policies	279
Cash and cash equivalents of the Rabbi trust assets	152
Description of change in measurement date	Effective January 1, 2008, the Company adopted a provision to measure the funded status of a plan as of the date of its year-end balance sheet. The Company utilized the alternate transition method to transition the measurement date for its defined pension benefit plan in Japan from September 30 to December 31. Under this transition method, the Company charged 3/15ths of the estimated pension cost from October 1, 2007 to December 31, 2008 (or $1, net of taxes) to retained earnings as of January 1, 2008.
Amount charged to retained earnings as of year end under the alternate transition method used to measure the funded status of the plan					1
Multiemployer plans [Abstract]
Annual contributions to multiemployer plan	10		9		10
Fair value, inputs, Level 1 [Member] | Pension Plan [Member]
Defined benefit plan disclosure [Line Items]
Cash and cash equivalents	31		8
Equity securities	0	[1]	0	[2]
Debt securities	0	[3]	0	[4]
Guaranteed investment contracts	0	[5]	0	[5]
Other investment funds	0	[6]	0	[6]
Other investments	0	[6]	0	[6]
Total fair value of assets	31		8
Fair value, inputs, Level 2 [Member] | Pension Plan [Member]
Defined benefit plan disclosure [Line Items]
Cash and cash equivalents	0		0
Equity securities	5	[1]	12	[2]
Debt securities	7	[3]	20	[4]
Guaranteed investment contracts	51	[5]	40	[5]
Other investment funds	39	[6]	35	[6]
Other investments	5	[6]	4	[6]
Total fair value of assets	107		111
Fair value, inputs, Level 3 [Member] | Pension Plan [Member]
Defined benefit plan disclosure [Line Items]
Cash and cash equivalents	0		0
Equity securities	0	[1]	0	[2]
Debt securities	0	[3]	0	[4]
Guaranteed investment contracts	0	[5]	0	[5]
Other investment funds	0	[6]	0	[6]
Other investments	0	[6]	0	[6]
Total fair value of assets	0		0
Pension Plan [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	557		458
Service cost	28		23		24
Interest cost	30		29		24
Benefits paid by trust	(5)		(7)
Benefits paid by company	(21)		(19)
Employee contributions	1		1
Foreign currency translation	7		3
Medicare subsidy	0		0
Conversion of multi-employer plan/acquisition	0		35
Special termination benefits	101		0		0
Curtailments	(44)		0		0
Actuarial (gain)/loss	58		34
Benefit obligation at end of year	712		557		458
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	119		68
Actual return on plan assets	7		10
Employer contributions	12		17
Employee contributions	1		1
Conversion of multi-employer plan/acquisition	0		29
Foreign currency translation	4		1
Benefits paid	(5)		(7)
Fair value of plan assets at end of year	138		119		68
Funded status at end of year [Abstract]
Funded status at end of year	(574)		(438)
Amounts recognized in the consolidated balance sheets [Abstract]
Accrued benefit costs in other current liabilities	(31)		(15)
Pension and postretirment obligation in other long term liabilities	(543)		(423)
Net amount recognized in the consolidated balance sheet	(574)		(438)
Amounts recognized in accumulated other comprehensive income [Abstract]
Prior service cost	0
Net losses (gains)	82
Total	82
Amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit costs in the next fiscal year [Abstract]
Prior service cost	0
Net losses (gains)	4
Total	4
Accumulated benefit obligation for all defined benefit pension plans	605		439
Accumulated benefit obligation in excess of plan assets [Abstract]
Projected benefit obligation	571		438
Accumulated benefit obligation	511		359
Fair value of plan assets	13		10
Weighted average assumptions to calculate benefit obligations [Abstract]
Discount rate to calculate benefit obligations (in hundredths)	4.80%		5.40%
Expected return on plan assets to calculate benefit obligations (in hundredths)	4.00%		4.20%
Rate of compensation increase to calculate benefit obligations (in hundredths)	4.90%		4.90%
Weighted average assumptions to calculate net benefit costs [Abstract]
Discount rate (in hundredths)	5.40%		5.70%
Expected return on plan assets (in hundredths)	4.20%		3.30%
Rate of compensation increase (in hundredths)	4.90%		5.10%
Weighted average target allocation [Abstract]
Equity securities (in hundredths)	12.00%
Debt securities (in hundredths)	14.00%
Guaranteed investment contracts (in hundredths)	41.00%
Other investments (in hundredths)	33.00%
Estimated future benefit payments [Abstract]
Estimated contributions to plans in the upcoming year	41
Estimated future employer contributions [Abstract]
2011 payments	32
2012 payments	32
2013 payments	32
2014 payments	33
2015 payments	36
2016 - 2020 payments	204
Components of net periodic benefit costs:
Service cost	28		23		24
Interest cost	30		29		24
Expected return on plan assets	(5)		(4)		(2)
Prior service cost	(5)		(1)		(1)
Special termination benefits	101		0		0
Net losses (gains)	6		7		7
Total net periodic benefit cost	155		54		52
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Current year net loss (gain)	56		33		16
Amortization of net (gain)	(6)		(7)		(6)
Amortization of prior service cost	5		1		1
Curtailments	(44)		0		0
Foreign currency translation	2		2		(2)
Net charge to other comprehensive income	13		29		9
Total recognized in net periodic pension cost and other comprehensive income	168		83		61
Defined benefit plan disclosure [Line Items]
Cash and cash equivalents	31		8
Equity securities	5	[1]	12	[2]
Debt securities	7	[3]	20	[4]
Guaranteed investment contracts	51	[5]	40	[5]
Other investment funds	39	[6]	35	[6]
Other investments	5	[6]	4	[6]
Total fair value of assets	138		119
Fair value, inputs, Level 1 [Member] | Postretirement Benefits [Member]
Defined benefit plan disclosure [Line Items]
Cash and cash equivalents	37		27
Equity securities - US large cap	0	[7]	0	[7]
Equity securities - Foreign large cap	0	[8]	0	[8]
US treasuries, agencies & investment-grade corporate securities	0	[9]	0	[9]
Alcon active balanced fund	0	[10]	0	[10]
Total fair value of assets	37		27
Fair value, inputs, Level 2 [Member] | Postretirement Benefits [Member]
Defined benefit plan disclosure [Line Items]
Cash and cash equivalents	0		0
Equity securities - US large cap	32	[7]	28	[7]
Equity securities - Foreign large cap	28	[8]	26	[8]
US treasuries, agencies & investment-grade corporate securities	31	[9]	29	[9]
Alcon active balanced fund	90	[11]	67	[10]
Total fair value of assets	181		150
Fair value, inputs, Level 3 [Member] | Postretirement Benefits [Member]
Defined benefit plan disclosure [Line Items]
Cash and cash equivalents	0		0
Equity securities - US large cap	0	[7]	0	[7]
Equity securities - Foreign large cap	0	[8]	0	[8]
US treasuries, agencies & investment-grade corporate securities	0	[9]	0	[9]
Alcon active balanced fund	0	[10]	0	[10]
Total fair value of assets	0		0
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	276		269
Service cost	14		13		13
Interest cost	16		16		15
Benefits paid by trust	(11)		(10)
Benefits paid by company	0		0
Employee contributions	0		0
Foreign currency translation	0		0
Medicare subsidy	1		1
Conversion of multi-employer plan/acquisition	0		0
Special termination benefits	0		0		0
Curtailments	0		0		0
Actuarial (gain)/loss	45		(13)
Benefit obligation at end of year	341		276		269
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	177		123
Actual return on plan assets	18		32
Employer contributions	34		32
Employee contributions	0		0
Conversion of multi-employer plan/acquisition	0		0
Foreign currency translation	0		0
Benefits paid	(11)		(10)
Fair value of plan assets at end of year	218		177		123
Funded status at end of year [Abstract]
Funded status at end of year	(123)		(99)
Amounts recognized in the consolidated balance sheets [Abstract]
Accrued benefit costs in other current liabilities	0		0
Pension and postretirment obligation in other long term liabilities	(123)		(99)
Net amount recognized in the consolidated balance sheet	(123)		(99)
Amounts recognized in accumulated other comprehensive income [Abstract]
Prior service cost	0
Net losses (gains)	42
Total	42
Amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit costs in the next fiscal year [Abstract]
Prior service cost	0
Net losses (gains)	4
Total	4
Weighted average assumptions to calculate benefit obligations [Abstract]
Discount rate to calculate benefit obligations (in hundredths)	5.50%		6.00%
Expected return on plan assets to calculate benefit obligations (in hundredths)	6.60%		7.50%
Weighted average assumptions to calculate net benefit costs [Abstract]
Discount rate (in hundredths)	6.00%		6.00%
Expected return on plan assets (in hundredths)	7.50%		7.50%
Weighted average target allocation [Abstract]
Other investments (in hundredths)	4.00%
Cash and cash equivalents (in hundredths)	6.00%
Global equity securities (in hundredths)	63.00%
Corporate bonds (in hundredths)	27.00%
Estimated future benefit payments [Abstract]
Estimated contributions to plans in the upcoming year	27
Estimated future employer contributions [Abstract]
2011 payments	12
2011 subsidy receipts	(1)
2012 payments	13
2012 subsidy receipts	(1)
2013 payments	15
2013 subsidy receipts	(1)
2014 payments	16
2014 subsidy receipts	(2)
2015 payments	18
2015 subsidy receipts	(2)
2016 - 2020 payments	123
2016 - 2020 subsidy receipts	(14)
Components of net periodic benefit costs:
Service cost	14		13		13
Interest cost	16		16		15
Expected return on plan assets	(14)		(10)		(11)
Prior service cost	0		1		1
Special termination benefits	0		0		0
Net losses (gains)	2		4		1
Total net periodic benefit cost	18		24		19
Other changes in plan assets and benefit obligations recognized in other comprehensive income [Abstract]
Current year net loss (gain)	40		(35)		47
Amortization of net (gain)	(2)		(4)		(1)
Amortization of prior service cost	0		(1)		(1)
Curtailments	0		0		0
Foreign currency translation	0		0		0
Net charge to other comprehensive income	38		(40)		45
Total recognized in net periodic pension cost and other comprehensive income	56		(16)		64
Healthcare cost trend rates [Abstract]
Health care cost trend rate used to measure the expected cost of benefits (in hundredths)	7.60%
Ultimate health care cost trend rate (in hundredths)	5.00%
Year the health care cost trend reaches ultimate rate (year)	2017
Effect of a one percentage point change in assumed health care cost trend rates [Abstract]
Effect of a one percentage point increase on service and interest cost components	6
Effect of a one percentage point decrease on service and interest cost components	(5)
Effect of a one percentage point increase on postretirement benefit obligation	60
Effect of a one percentage point decrease on postretirement benefit obligation	(47)
Defined benefit plan disclosure [Line Items]
Cash and cash equivalents	37		27
Equity securities - US large cap	32	[7]	28	[7]
Equity securities - Foreign large cap	28	[12],[8]	26	[12],[8]
US treasuries, agencies & investment-grade corporate securities	31	[13],[9]	29	[13],[9]
Alcon active balanced fund	90	[11],[14]	67	[10],[14]
Total fair value of assets	$ 218		$ 177

[1]	This category consists mainly of large capitalization companies and index funds in the United States and Japan.
[2]	This category consists mainly of large capitalization companies and index funds in the United States and Europe.
[3]	This category consists mainly of government debt securities primarily in Japan.
[4]	This category consists mainly of government debt securities in Europe, the United States and Japan.
[5]	This category is primarily guaranteed investment contracts in Japan administered through insurance companies with guaranteed returns of 0.75%. The life insurance companies pool pension plan assets together from all the participating companies and generally invest in a relatively conservative asset mix of corporate and government bonds, mostly Japanese, with a minor portion in both domestic and foreign equity, loans and other investments.
[6]	This category includes assets held in a variety of funds primarily managed by Nestle Capital Management (a Nestle affiliate) and State Street Global Advisors for the benefit of employees in Belgium and the Netherlands. Equity funds consist of Robusta European, Common Contractual and Emerging Market funds (operated by Nestle's investment management company) and State Street Global Advisors Asia Pacific and World Index funds. Fixed income funds consist of Euro government bonds, Robusta Inflation Linked and Global Credit Bonds (operated by Nestle's investment management company). A minor portion of the funds are invested in real estate, commodities and absolute return hedge funds.
[7]	This category consists of assets in a U.S. equity index fund through trust-owned life insurance.
[8]	This category consists of assets in an international equity index fund through trust-owned life insurance.
[9]	This category consists of assets in a U.S. Aggregate Board bond market index fund through trust-owned life insurance.
[10]	This category consists of one investment in the Alcon Active Balanced fund. This fund has a globally balanced mandate to include global equities (primarily developed countries), investment grade U.S. corporate and agency debt, real assets, convertibles and absolute return funds. The fund is highly liquid with the vast majority of assets classified as either Level 1 or Level 2 within the FASB fair value hierarchy.
[11]	This category consists of one investment in the Alcon Active Balanced fund. This fund has a globally balanced mandate to include global equities (primarily developed countries), investment grade U.S. corporate and agency debt, real assets and convertibles. The fund is highly liquid with the vast majority of assets classified as either Level 1 or Level 2 within the FASB fair value hierarchy.
[12]	International holdings were largely located in developed countries within Europe, the Far East and Australia.
[13]	Debt securities were largely located in the United States, benchmarked to the Barclay's Aggregate Index.
[14]	The 401(h) account is invested in a balanced fund offered within the Master Trust for the Defined Contribution Plans for Alcon Laboratories, Inc. and Alcon (Puerto Rico), Inc.

Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Cancellation of common shares in period (in shares)			1,043,400	7,657,400
Number of Alcon common shares sold by Nestle (in shares)	74,000,000
Cash transaction price for sale of common stock (in dollars per share)	$ 143.18
Minority stake ownership of outstanding shares (in hundredths)		[1]
Shares of common stock held by majority shareholder (in shares)	156,000,000
Majority stake ownership of outstanding shares (in hundredths)	52.00%
Option shares to be sold at first stage closing price (in shares)	4,100,000
Percentage of majority shareholder's options shares to be sold at first stage closing price (in hundredths)	2.50%
Call option grant fixed purchase price per share (in dollars per share)	181
Premium percentage above then-market price of call option grant fixed purchase price (in hundredths)	20.50%
Weighted average price per share in cash of stock purchased (in dollars per share)	180
Ownership percentage upon consummation of stock purchased (in hundredths)	77.00%
Percentage of stock publicly traded eligible to receive shares under proposed merger (in hundredths)	23.00%
Number of shares of acquiring company received under terms of merger (in shares)	2.8
Merger consideration value per share to include majority stakeholder shares and cash contingent value if necessary (in dollars per share)	$ 168
Amount in the Independent Director Committee Trust	$ 50
Amount of maximum purchase provided under share repurchase program	1,100
Total purchased shares prior to termination of share repurchase program (in shares)	150,000
Shares purchased from Nestle prior to termination of share repurchase program (in shares)	112,500
Shares purchased from market prior to termination of share repurchase program (in shares)	37,500
Total cost of purchased shares prior to termination of share repurchase program	$ 20
Number of shares authorized to purchase under pre-existing repurchase program (in shares)	1,800,000
Number of shares purchased under pre-existing repurchase program (in shares)	1,000,000

[1]	Less than 25%

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Number of cases in the U.S. District Courts for the Southern District of New York and the Northern District of Texas consolidated into 1 class action case in the Southern District of New York (in cases)	8
Number of cases filed and dismissed in the Eastern District of New York (in cases)	1
Number of cases pending in District Court, Tarrant County, Texas (in cases)	2
Amount paid by Company under the confidential Settlement and License Agreement for worldwide rights to sell Synergetics patented vitreoretinal products	$ 32
Number of cases filed in the County Court at Law, Dallas County, Texas (in cases)	2
Number of North American patent infringement actions filed by Alcon, either alone or jointly with its commercial partners (in cases)	14
Number of generic drug companies included in patent infringement cases (in generic drug companies)			6
Number of generic drug companies filing an ANDA seeking approval to sell a generic version of a product	6
Minimum number of Patents challenged by generic drug companies in ANDA filings	6
Length of pediatric extension to the patent coverage for patent (in months)	six months
Length of U.S. Food and Drug Administration stay of approval due to litigation (in months)	30
Number of later issued patents included in the Pataday infringement action (in patents)	2
Length of the exclusivity period granted to initial filer for generic drugs (in days)	180
Number of patents challenged by Sandoz ANDS on Alcon's Patanol (in patents)	1
The total number of patents related to Alcon's Patanol registered with the Canadian Patent Register (in patents)	2
Length of delay in the regulatory approval from the Canadian Minister of Health regarding generic version of Patanol (in months)	24
Number of patents included in Vigamox anitbiotic ophthalamic solution infringement action (in patents)	3	[1]
Maximum number of patents challenged against Alcon products Patanol and Pataday anti-allergy ophthalmic solutions	5	[2],[3],[4],[5],[6],[7]
Maximum number of patents challenged against Alcon products Travatan and Travatan Z ophthalmic solutions	7
Number of later issued patents owned by Alcon that cover the Pataday formulation Sandoz is challenging	2
Loss estimate on anti-competitive lawsuit	100
Number of the Company's subsidiaries included in litigation alleging infringement of patents on nanoparticle technology	two
Number of patents included in litigation alleging infringement of nanoparticle technology	two
Litigation settlement for captive insurance subsidiary claim				15
Recognized gain in cost of goods sold from litigation settlement				3
Recognized gain in selling, general and administration expenses from litigation settlement				12
Short term securities released from a segregated custodial account of Lehman Brothers International (Europe) London				707
Reimbursed invoice fee paid to Nestle related to release of short term securities			5
Lease expense	73		66	77
Future minimum aggregate lease payments under noncancelable operating lease [Abstract]
2011	67
2012	50
2013	37
2014	24
2015	21
Thereafter	81
Total minimum lease payments	280
Unconditional fixed purchase obligations and future minimum royalties [Abstract]
2011	41
2012	21
2013	9
2014	2
2015	1
Thereafter	2
Total	76
Payments related to the purchase commitments and license agreements	93		63	97
Guaranteed debt for certain customers	7
Outstanding letters of credit	27
Guaranteed amount to third party reinsurer for the Company's captive insurance subsidiaries	$ 33

[1]	Two of the patents are owned by the Company's licensor, Bayer Schering Pharma AG, and the third, which expires in 2020 (including a six-month pediatric extension), is owned by the Company. The two Bayer Schering Pharma AG patents were also the subject of another Teva ANDA seeking approval to sell a generic version of Bayer Schering Pharma AG's systemic moxifloxacin product, Avelox. Suit was filed by the Company and Bayer Schering Pharma AG as co-plaintiffs against Teva relative to the Vigamox ANDA on April 5, 2006 in the U.S. District Court in Delaware. Bayer Schering Pharma AG subsequently filed suit in the same court relative to the Avelox ANDA, and the two suits were merged. Trial was scheduled to begin February 26, 2008, but the dispute between Bayer Schering Pharma AG and Teva relative to the two Bayer Schering Pharma AG patents was resolved by settlement on the eve of trial. Under the terms of the settlement, Teva acknowledged the validity and enforceability of both Bayer Schering Pharma AG patents, and further acknowledged that its proposed generic ophthalmic product would infringe both patents. Teva has therefore relinquished any claim that it is entitled to market the generic ophthalmic product prior to September 4, 2014. The Company remains the exclusive ophthalmic licensee under the Bayer Schering Pharma AG patents. The trial relative to the Company's patent concluded on March 6, 2008. On October 19, 2009, the court ruled in the Company's favor on all counts, finding the Company's patent to be valid and infringed by the proposed generic product. Since then, the Company received issuance of a related patent with claims that cover the Vigamox product and Teva's proposed generic product. U.S. Patent No. 7,761,010 was issued on March 2, 2010 and has been added to the FDA Orange Book relative to the Company's Vigamox product. Teva has appealed the trial court ruling. However, even if Teva were to succeed in having the district court decision reversed on appeal, it would still have to address the Company's recently issued second patent before competing with the Company's Vigamox product in September 2014 when the underlying Bayer patent expires. If Teva were to win on appeal and overcome the Company's second patent, the resulting generic competition would be expected to impact significantly the Company's sales and profits. On a related note, the Company's European counterpart patent to the patent-in-suit was determined to be invalid in a European Patent Office Opposition Proceeding. That invalidity decision was upheld by an Enlarged Board of Appeal on October 22, 2009. Divisional patent applications on the Company's Vigamox product remain pending in the European Patent Office.
[2]	Like Barr's ANDA on Pataday, the Apotex ANDA on Pataday is challenging the patent jointly owned by Kyowa and the Company, as well as two later issued patents owned by the Company that cover the Pataday formulation. Apotex is not challenging the Kyowa patent on olopatadine that expires in December 2010 (June 2011 with the pediatric extension). If Apotex succeeds in overcoming both of the challenged patents and secures FDA approval, then after the expiration of Barr's potential 180-day "first filer" exclusivity period, it would be entitled to begin selling a generic olopatadine product that would compete with the Company's Pataday product in the United States.
[3]	Similar to the Apotex ANDA on Patanol, the Sandoz Inc. (an affiliate of Novartis) ANDA on Patanol is challenging only the patent jointly owned by Kyowa and the Company, but not the Kyowa-owned patent on olopatadine, which expires December 2010 (June 2011 with pediatric extension). Trial was scheduled for April 26, 2010, and consolidation with the above-described Apotex suit (Patanol) was ordered by the court. Apotex advised the court of public statements of intent by Novartis to acquire all outstanding shares of Alcon stock, and filed a motion to sever Sandoz from the trial. On February 22, 2010, the court granted the motion, ordering the suit against Sandoz to proceed separately and confirming the April 26, 2010 trial date with Apotex. A new trial date for the Sandoz case has not yet been set. At the request of Sandoz, the court has stayed the litigation against Sandoz until November 2010, and Sandoz has requested a six-month extension of that stay. The Sandoz Inc. ANDA on Pataday is challenging the patent jointly owned by Kyowa and the Company (described above), as well as two later issued patents owned by the Company that cover the Pataday formulation. Of the Company's two patents, the latest expiry date is November 2023. Sandoz is not challenging the Kyowa patent on olopatadine that expires in December 2010 (effectively extended until June 2011 by a pediatric extension). On January 27, 2010, Alcon and Kyowa filed suit in the Federal District Court in Indianapolis. This case was consolidated with the other Pataday suits (Barr and Apotex, described above), but at the request of Sandoz, the court has stayed the litigation against Sandoz until November 2010. Sandoz has requested a six-month extension of that stay.
[4]	The Barr ANDA on Pataday is challenging the patent jointly owned by Kyowa and the Company, as well as two later issued patents owned by the Company that cover the Pataday formulation. In this ANDA, Barr is not challenging the Kyowa patent on olopatadine that expires in December 2010 (effectively extended until June 18, 2011 by a pediatric extension). Of the two patents owned solely by the Company, the latest expiry date is November 2023. The 30-month period after which the FDA could approve Barr's generic product should expire in May 2011 but is of no practical effect in view of the unchallenged Kyowa patent, the term of which extends until June 2011.
[5]	The Company's raw material supplier, Kyowa Hakko Kirin Co., Ltd., holds another U.S. patent that has not been challenged in the Apotex ANDA on Patanol and expires on December 18, 2010. In addition, the Company has secured a six-month pediatric extension to the patent coverage, which means this generic challenge poses no threat to the Patanol product market prior to June 18, 2011.
[6]	The Sandoz Canada Inc. Abbreviated New Drug Submission (ANDS) is challenging only one of the two patents listed in the Canadian Patent Register for the Patanol product. The challenged patent (Canadian Patent No. 2,195,094) is jointly owned by Kyowa and the Company and expires in May 2016. Trial had been scheduled for March 7, 2011, but was postponed by the court with no new trial having been set.
[7]	Unlike the Apotex ANDA on Patanol, which is challenging only the patent jointly owned by Kyowa and the Company, the Barr ANDA on Patanol also challenged Kyowa's composition patent on olopatadine, the active agent in Patanol. The 30-month period after which the FDA could have approved Barr's generic product would have expired at the end of March 2010. Trial was scheduled for late April 2010. However, in September 2009, Barr withdrew its ANDA and subsequently was dismissed from the suit.

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
LenSx Lasers, Inc. [Member]
Business acquisition, cost of acquired entity, purchase price [Abstract]
Date of acquisition	August 18, 2010
Cash paid for acquired shares	$ 367
Cash paid to a shareholder for intangible asset	12
Estimated fair value of possible contingent payments	72
Total purchase price	451
Business acquisition, contingent consideration [Abstract]
Possible maximum contingent payments	383
Estimated amortization period (in years)	15 years
Discount rate used to discount probability-weighted cash flows (in hundredths)	4.50%
Probabilities assigned to payment streams, minimum (in hundredths)	10.00%
Probabilities assigned to payment streams, maximum (in hundredths)	65.00%
Percentage increase or decrease in the probability assigned to payment streams (in hundredths)	10.00%
Estimated Value Of Probability Assigned To Payment Streams	6
Estimated fair values of net assets
Current assets	10
Property, plant and equipment	2
Identifiable intangible assets	433
Goodwill	133
Long term deferred income tax assets	32
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(157)
Net assets acquired	451
ESBATech Ag [Member]
Business acquisition, cost of acquired entity, purchase price [Abstract]
Date of acquisition	September 15, 2009
Cash paid for acquired shares	150
Estimated fair value of possible contingent payments	71
Total purchase price	221
Business acquisition, contingent consideration [Abstract]
Estimated amortization period (in years)	20 years
Discount rate used to discount probability-weighted cash flows (in hundredths)	6.00%
Probabilities assigned to payment streams, minimum (in hundredths)	5.00%
Probabilities assigned to payment streams, maximum (in hundredths)	39.00%
Percentage increase or decrease in the probability assigned to payment streams (in hundredths)	10.00%
Estimated Value Of Probability Assigned To Payment Streams	30
Estimated fair values of net assets
Current assets	1
Property, plant and equipment	2
Identifiable intangible assets	77
In process research and development	104
Goodwill	40
Long term deferred income tax assets	40
Accounts payable and accrued liabilities	(2)
Long term deferred income tax liabilities	(40)
Other long term liabilities	(1)
Net assets acquired	$ 221

Unaudited Quarterly Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Notes to Financial Statements [Abstract]
Sales	$ 1,812	$ 1,760	$ 1,886	$ 1,721	$ 1,715	$ 1,614	$ 1,677	$ 1,493	$ 7,179	$ 6,499	$ 6,294
Operating income	576	495	751	653	537	578	632	514	2,475	2,261	2,213
Net earnings	521	446	670	573	458	515	582	452	2,210	2,007	2,047
Basic earnings per common share (in dollars per share)	$ 1.72	$ 1.48	$ 2.23	$ 1.91	$ 1.53	$ 1.72	$ 1.95	$ 1.51	$ 7.34	$ 6.72	$ 6.86
Diluted earnings per common share (in dollars per share)	$ 1.71	$ 1.47	$ 2.21	$ 1.89	$ 1.51	$ 1.71	$ 1.94	$ 1.51	$ 7.27	$ 6.66	$ 6.79
Describes the specific accounting estimate that was revised, and the nature of and justification or basis for the revision, including the effects of actions taken by regulators				24					24
The write-off of a deferred tax asset attributable to U.S. healthcare reform laws				25					25
Pretax expenses relating to the change of majority ownership.	11	133	4	4					152
Approximate number of employee positions reduced								260		260
Costs related to staffing reduction						1		18
Additional tax reserves recognized					$ 30				$ 19	$ 40

Document Information	12 Months Ended
Dec. 31, 2010
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false

Entity Information (USD $)	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	ALCON INC
Entity Central Index Key	0001167379
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	No
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 11,607,607,076
Entity Common Stock Shares Outstanding	302,390,266
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY